The Income Fund of America®
Investment portfolio
April 30, 2025
unaudited

Common stocks 67.06% Financials 14.29%	Shares	Value (000)
JPMorgan Chase & Co.	7,073,743	$1,730,379
CME Group, Inc., Class A	4,700,084	1,302,299
Citigroup, Inc.	16,110,906	1,101,664
Brookfield Asset Management, Ltd., Class A	17,139,812	914,066
CaixaBank, SA, non-registered shares	108,170,491	829,650
Ares Management Corp., Class A	4,955,917	755,926
Fifth Third Bancorp	20,032,799	719,979
Synchrony Financial	11,083,201	575,772
Carlyle Group, Inc. (The)	14,424,698	557,370
Goldman Sachs Group, Inc.	993,702	544,102
UniCredit SpA[1]	8,944,794	517,239
AXA SA	10,598,063	502,384
Bank of America Corp.	11,645,542	464,424
Citizens Financial Group, Inc.	12,133,604	447,609
Mizuho Financial Group, Inc.	16,650,600	418,672
Apollo Asset Management, Inc.	2,993,772	408,590
Morgan Stanley	3,475,667	401,162
Progressive Corp.	1,315,000	370,488
NatWest Group PLC	53,800,910	343,430
Zurich Insurance Group AG	472,736	333,516
Power Corporation of Canada, subordinate voting shares	7,947,322	300,806
Banco Bilbao Vizcaya Argentaria, SA	21,721,457	298,569
BlackRock, Inc.	307,624	281,248
Allianz SE	619,243	255,745
DBS Group Holdings, Ltd.	7,336,030	239,840
ING Groep NV	12,141,692	235,492
3i Group PLC	4,110,000	233,302
American International Group, Inc.	2,796,400	227,963
Münchener Rückversicherungs-Gesellschaft AG	318,703	217,132
Blackstone, Inc.	1,477,751	194,635
National Bank of Canada	2,087,372	183,330
MS&AD Insurance Group Holdings, Inc.	7,701,200	175,350
Skandinaviska Enskilda Banken AB, Class A	10,977,325	174,844
Partners Group Holding AG	124,045	161,593
Fidelity National Information Services, Inc.	2,000,000	157,760
Royal Bank of Canada	1,221,824	146,653
B3 SA - Brasil, Bolsa, Balcao	60,301,822	143,339
Manulife Financial Corp.	4,595,192	140,829
Aviva PLC	18,123,287	135,469
Nordnet AB	5,000,000	132,664
ICICI Bank, Ltd.	7,315,730	123,044
PICC Property and Casualty Co., Ltd., Class H	64,394,000	119,405
KB Financial Group, Inc.	1,721,838	109,262
Qualitas Controladora, SAB de CV1	8,439,995	93,005
National Bank of Greece SA	8,041,354	85,459
Islandsbanki hf.[2]	100,744,765	84,299
The Income Fund of America — Page 1 of 70

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Wells Fargo & Co.	869,127	$61,717
Macquarie Group, Ltd.	457,380	56,935
Bank Leumi le-Israel B.M.	3,593,449	51,280
BNP Paribas SA	519,734	43,926
Bank Hapoalim BM	2,391,752	35,140
KKR & Co., Inc.	164,019	18,743
Barclays PLC	4,440,667	17,770
Brookfield Corp., Class A	207,530	11,138
Erste Group Bank AG	156,000	10,508
Great-West Lifeco, Inc.	234,000	9,100
Sberbank of Russia PJSC[3]	25,683,200	— [4]
		18,206,015
Consumer staples 8.93%
Philip Morris International, Inc.	25,224,854	4,322,531
Nestle SA	17,172,965	1,827,763
Coca-Cola Co.	10,540,405	764,706
Sysco Corp.	10,165,407	725,810
Keurig Dr Pepper, Inc.	13,694,806	473,703
Procter & Gamble Co.	2,911,194	473,273
Mondelez International, Inc., Class A	5,827,808	397,049
Kimberly-Clark Corp.	2,980,456	392,765
British American Tobacco PLC	7,236,368	313,991
General Mills, Inc.	5,255,234	298,182
Altria Group, Inc.	4,334,208	256,368
Unilever PLC	4,000,000	253,876
Target Corp.	2,458,498	237,737
Bunge Global SA	2,254,201	177,451
Pernod Ricard SA1	1,000,000	108,069
Tyson Foods, Inc., Class A	1,542,104	94,438
Imperial Brands PLC	1,999,525	81,920
PepsiCo, Inc.	484,503	65,689
WH Group, Ltd.	49,532,000	44,524
Scandinavian Tobacco Group A/S	2,457,804	35,837
Viva Wine Group AB1,2	4,500,000	19,572
Wal-Mart de Mexico, SAB de CV, Series V	3,533,339	11,198
Coca-Cola FEMSA, SAB de CV (ADR)	60,363	5,682
		11,382,134
Health care 7.26%
Gilead Sciences, Inc.	21,072,656	2,245,081
CVS Health Corp.	20,626,577	1,375,999
Sanofi[1]	10,540,068	1,155,919
Amgen, Inc.	3,930,995	1,143,605
AbbVie, Inc.	5,098,708	994,758
AstraZeneca PLC	5,226,420	749,005
Medtronic PLC	8,038,226	681,320
GSK PLC	11,970,580	236,435
Pfizer, Inc.	9,419,748	229,936
Takeda Pharmaceutical Co., Ltd.	4,245,700	129,834
Johnson & Johnson	769,932	120,348
Danaher Corp.	367,786	73,311
Rotech Healthcare, Inc.[2,3,5,6]	543,172	47,946
Novo Nordisk AS, Class B	514,387	34,267
Endo, Inc.[5]	1,154,586	24,581
The Income Fund of America — Page 2 of 70

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Endo, Inc., 1L 7.50% Escrow[3,5]	79,502,000	$— [4]
Sandoz Group AG	167,000	7,238
		9,249,583
Energy 5.90%
EOG Resources, Inc.	15,814,222	1,744,783
Canadian Natural Resources, Ltd. (CAD denominated)	38,510,045	1,105,076
Chevron Corp.	5,626,618	765,558
Exxon Mobil Corp.	6,492,667	685,820
Baker Hughes Co., Class A	14,389,581	509,391
Tourmaline Oil Corp.	11,325,759	500,318
Shell PLC (GBP denominated)	10,889,797	348,422
Shell PLC (EUR denominated)	153,500	5,035
TotalEnergies SE	5,128,400	290,828
ConocoPhillips	2,942,643	262,248
Enbridge, Inc.	5,000,000	233,450
Expand Energy Corp.	2,182,905	226,804
Schlumberger NV	6,500,000	216,125
TC Energy Corp. (CAD denominated)	2,668,721	134,830
Diamondback Energy, Inc.	975,266	128,745
Pembina Pipeline Corp.	3,095,078	118,316
Viper Energy, Inc., Class A	1,808,793	72,949
Cenovus Energy, Inc. (CAD denominated)	4,990,614	58,754
Ascent Resources, LLC, Class A3,6	1,102,146	54,082
HF Sinclair Corp.	1,022,000	30,732
DT Midstream, Inc.	113,913	11,072
New Fortress Energy, Inc., Class A5,7	1,971,128	10,703
Altera Infrastructure, LP3	80,900	3,571
Mesquite Energy, Inc.[3,5]	25,913	1,469
Bighorn Permian Resources, LLC[3]	17,183	— [4]
		7,519,081
Industrials 5.74%
BAE Systems PLC	105,717,428	2,429,894
Lockheed Martin Corp.	2,022,338	966,172
RTX Corp.	4,487,072	565,954
ITOCHU Corp.	6,000,000	307,007
L3Harris Technologies, Inc.	1,393,700	306,642
3M Co.	2,181,535	303,037
PACCAR, Inc.	2,624,343	236,742
Johnson Controls International PLC	2,779,737	233,220
Paychex, Inc.	1,550,514	228,112
Watsco, Inc.	434,018	199,579
Deutsche Post AG	4,453,602	189,376
Norfolk Southern Corp.	818,000	183,273
Emerson Electric Co.	1,532,420	161,073
United Parcel Service, Inc., Class B	1,615,000	153,909
Siemens AG	622,750	142,798
Caterpillar, Inc.	415,639	128,545
Southwest Airlines Co.	4,000,000	111,840
Ventia Services Group Pty, Ltd.	34,829,353	94,797
Volvo AB, Class B	3,436,750	94,495
Valmet OYJ[1]	2,850,000	86,935
Robert Half, Inc.	1,584,960	70,214
Inwido AB	2,500,000	53,611
The Income Fund of America — Page 3 of 70

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Bureau Veritas SA	1,218,228	$38,422
Regal Rexnord Corp.	134,000	14,183
General Dynamics Corp.	35,000	9,524
		7,309,354
Information technology 5.53%
Broadcom, Inc.	9,807,735	1,887,695
Taiwan Semiconductor Manufacturing Co., Ltd.	42,710,786	1,217,521
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,471,300	245,251
International Business Machines Corp.	5,283,626	1,277,686
Microsoft Corp.	3,082,685	1,218,462
MediaTek, Inc.	8,857,000	375,324
Seagate Technology Holdings PLC	3,034,559	276,236
Texas Instruments, Inc.	1,495,236	239,312
Diebold Nixdorf, Inc.[2,5]	4,521,627	200,444
Tokyo Electron, Ltd.	658,350	98,129
Microchip Technology, Inc.	153,600	7,078
		7,043,138
Utilities 4.46%
National Grid PLC	78,401,453	1,133,305
FirstEnergy Corp.	22,799,273	977,633
DTE Energy Co.	5,435,381	744,647
Brookfield Infrastructure Partners, LP	22,376,603	669,058
Dominion Energy, Inc.	9,213,059	501,006
Pinnacle West Capital Corp.	4,953,030	471,429
Veolia Environnement SA1	10,617,668	388,134
NextEra Energy, Inc.	2,460,803	164,578
AES Corp.	15,601,367	156,014
CenterPoint Energy, Inc.	3,986,622	154,601
Public Service Enterprise Group, Inc.	1,750,000	139,877
CPFL Energia SA	10,301,000	69,319
Southern Co. (The)	534,166	49,085
Talen Energy Corp.[5]	175,287	37,701
Duke Energy Corp.	182,442	22,262
E.ON SE	320,141	5,602
		5,684,251
Communication services 4.35%
Publicis Groupe SA2	13,151,284	1,333,081
AT&T, Inc.	36,121,347	1,000,561
Comcast Corp., Class A	28,818,849	985,605
Koninklijke KPN NV	143,411,003	666,157
Singapore Telecommunications, Ltd.	156,796,300	454,489
Verizon Communications, Inc.	9,492,000	418,218
NetEase, Inc. (ADR)	2,145,137	229,658
NetEase, Inc.	8,012,100	172,221
Deutsche Telekom AG	7,982,171	286,423
DSG TopCo, Inc.[5]	36,863	568
Clear Channel Outdoor Holdings, Inc.[5]	152,827	150
Cumulus Media, Inc., Class A5	217,532	51
		5,547,182
The Income Fund of America — Page 4 of 70

unaudited
Common stocks (continued) Consumer discretionary 4.28%	Shares	Value (000)
Darden Restaurants, Inc.	5,428,808	$1,089,236
Home Depot, Inc.	2,624,193	945,995
Industria de Diseno Textil, SA	17,211,284	926,383
Restaurant Brands International, Inc.	10,505,335	676,544
Starbucks Corp.	7,551,020	604,459
McDonald’s Corp.	706,297	225,768
Compagnie Financière Richemont SA, Class A	888,595	156,342
Hyundai Motor Co.	1,036,716	139,246
NIKE, Inc., Class B	2,080,914	117,364
Domino’s Pizza Group PLC[2]	30,671,123	110,130
Hasbro, Inc.	1,617,439	100,119
Puuilo OYJ[2]	5,509,640	78,412
Midea Group Co., Ltd., Class A	7,391,465	75,000
Evolution AB	950,000	66,575
Vail Resorts, Inc.	435,951	60,684
Accor SA	647,008	31,754
Las Vegas Sands Corp.	854,598	31,338
Aimbridge Topco, LLC[3,5]	297,303	21,159
Party City Holdco, Inc.[3,5]	1,566,483	— [4]
Party City Holdco, Inc.[3,5,8]	15,639	— [4]
NMG Parent, LLC[3,5]	61,091	— [4]
		5,456,508
Materials 3.37%
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	9,830,897	1,155,448
Dow, Inc.	10,908,988	333,706
Barrick Gold Corp.	16,415,500	312,551
Newmont Corp.	5,638,953	297,060
Smurfit Westrock PLC	7,024,869	295,185
Southern Copper Corp.	2,911,513	260,639
Rio Tinto PLC	4,059,905	242,066
International Paper Co.	5,135,980	234,612
Packaging Corporation of America	1,229,648	228,235
Lundin Mining Corp.	24,403,237	199,672
Eastman Chemical Co.	2,470,037	190,193
Air Products and Chemicals, Inc.	640,174	173,545
Holcim, Ltd.	1,151,838	127,804
Glencore PLC	25,624,217	83,596
International Flavors & Fragrances, Inc.	753,785	59,142
Vale SA, ordinary nominative shares	3,679,000	34,267
Anglo American PLC	1,075,408	29,133
Solidcore Resources PLC[5]	6,162,000	23,107
Venator Materials PLC[2,3,5]	53,540	6,593
		4,286,554
Real estate 2.95%
American Tower Corp. REIT	2,768,989	624,158
VICI Properties, Inc. REIT	16,789,242	537,591
UDR, Inc. REIT	8,827,739	369,706
Extra Space Storage, Inc. REIT	2,235,747	327,582
Simon Property Group, Inc. REIT	2,054,584	323,350
Prologis, Inc. REIT	2,718,366	277,817
Lineage, Inc. REIT[1]	5,548,751	267,616
Mid-America Apartment Communities, Inc. REIT	1,418,361	226,441
Iron Mountain, Inc. REIT	2,117,169	189,847
The Income Fund of America — Page 5 of 70

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Crown Castle, Inc. REIT	1,580,000	$167,101
CTP NV	8,719,193	164,336
Lamar Advertising Co. REIT, Class A	903,020	102,773
Gaming and Leisure Properties, Inc. REIT	1,891,630	90,533
Public Storage REIT	225,000	67,597
Brixmor Property Group, Inc. REIT	522,713	13,021
Essential Properties Realty Trust, Inc. REIT	229,989	7,399
Invitation Homes, Inc. REIT	153,000	5,231
Safestore Holdings PLC REIT	214,238	1,800
		3,763,899
Total common stocks (cost: $57,869,018,000)		85,447,699
Preferred securities 0.29% Financials 0.29%
Itau Unibanco Holding SA, preferred nominative shares	45,000,000	282,125
Citigroup, Inc., 10.911% preferred shares	2,245,277	66,909
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares[3,6,9]	17,970	17,900
		366,934
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[3,5,8]	3,259	4,708
Total preferred securities (cost: $294,358,000)		371,642
Rights & warrants 0.00% Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,5]	28	— [4]
Total rights & warrants (cost: $0)		— [4]
Convertible stocks 0.85% Industrials 0.58%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	11,946,474	733,274
Financials 0.19%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	5,000,000	239,650
Information technology 0.08%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.75% 3/15/2028	2,247,219	106,653
Total convertible stocks (cost: $962,669,000)		1,079,577
Convertible bonds & notes 0.01% Communication services 0.01%	Principal amount (000)
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030[8]	USD17,500	18,139
Total convertible bonds & notes (cost: $17,500,000)		18,139
The Income Fund of America — Page 6 of 70

unaudited
Bonds, notes & other debt instruments 24.53% Corporate bonds, notes & loans 16.29% Financials 2.87%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 6.50% 7/15/2025	USD1,450	$1,452
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,166	8,870
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[3,8,10,11]	36,164	35,893
AG Issuer, LLC 6.25% 3/1/2028[8]	77,127	76,068
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[8]	24,566	25,326
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[8,12]	14,750	14,927
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[8,12]	450	476
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[8]	16,855	16,280
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[8]	65,526	65,123
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[8]	14,500	14,616
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[8]	35,215	34,028
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[8]	32,120	32,631
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[8]	20,165	20,403
Ally Financial, Inc. 8.00% 11/1/2031	4,026	4,427
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[12]	3,076	3,036
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[12]	11,161	11,262
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030)[12]	4,000	4,074
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[12]	8,383	9,098
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[12]	17,858	18,032
American International Group, Inc. 5.125% 3/27/2033	7,481	7,481
AmWINS Group, Inc. 6.375% 2/15/2029[8]	17,335	17,552
AmWINS Group, Inc. 4.875% 6/30/2029[8]	55,605	53,141
Ardonagh Finco, Ltd. d 7.75% 2/15/2031[8]	16,675	16,990
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032[8]	16,790	17,140
Aretec Group, Inc. 7.50% 4/1/2029[8]	60,358	59,088
Aretec Group, Inc. 10.00% 8/15/2030[8]	17,750	19,135
Arthur J. Gallagher & Co. 5.15% 2/15/2035	9,980	9,911
Arthur J. Gallagher & Co. 5.55% 2/15/2055	4,849	4,574
AssuredPartners, Inc. 5.625% 1/15/2029[8]	27,866	27,800
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.822% 2/14/2031[10,11]	15,283	15,303
Athene Global Funding 4.86% 8/27/2026[8]	2,500	2,511
Banco Santander, SA 5.147% 8/18/2025	3,400	3,400
Banco Santander, SA 5.565% 1/17/2030	18,000	18,602
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	6,995	6,456
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[12]	9,700	9,655
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[12]	4,185	3,898
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[12]	7,863	8,192
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[12]	6,386	6,507
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[12]	2,474	2,236
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	7,982	6,888
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[12]	12,134	12,171
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[12]	2,829	2,949
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[12]	6,954	7,113
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030)[12]	2,225	2,264
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[12]	1,280	1,300
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[12]	5,977	6,048
BBVA Bancomer, SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030)[8,12]	3,295	3,320
Blackstone Private Credit Fund 6.00% 11/22/2034[8]	35,920	34,305
Block, Inc. 3.50% 6/1/2031	14,380	12,850
Blue Owl Capital Corp. 3.40% 7/15/2026	6,475	6,296
The Income Fund of America — Page 7 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Blue Owl Capital Corp. 2.625% 1/15/2027	USD20,600	$19,540
Blue Owl Capital Corp. 3.125% 4/13/2027	14,490	13,785
Blue Owl Capital Corp. 2.875% 6/11/2028	1,765	1,611
Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	17,542
Blue Owl Credit Income Corp. 6.65% 3/15/2031	13,930	14,082
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[8,12]	3,443	3,327
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[8,12]	8,362	7,699
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[8,12]	18,600	18,965
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[8,12]	476	482
Boost Newco Borrower, LLC 7.50% 1/15/2031[8]	15,025	15,869
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[8,12]	4,575	4,512
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[8,12]	2,008	2,024
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[8,12]	3,500	3,698
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030)[8,12]	14,300	14,756
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[8,12]	750	760
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[8,12]	14,250	14,768
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[8,12]	3,400	3,538
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[8,12]	16,902	17,438
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[8,12]	2,200	2,393
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[8,12]	3,350	3,464
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[12]	3,000	3,003
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[12]	1,272	1,268
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[12]	9,000	9,000
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[12]	4,824	4,943
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[12]	10,489	10,663
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[12]	12,067	12,342
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[12]	6,934	7,021
Chubb INA Holdings, LLC 3.35% 5/3/2026	765	757
Chubb INA Holdings, LLC 4.65% 8/15/2029	3,000	3,053
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,345	8,363
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[12]	14,295	14,345
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027)[12]	700	687
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028)[12]	11,000	11,056
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[12]	5,100	5,176
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[12]	13,948	13,810
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[12]	33,902	30,369
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[12]	4,748	4,094
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[12]	2,214	2,267
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[12]	3,532	3,505
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[12]	20,140	20,622
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[12]	14,969	15,226
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[12]	2,711	2,868
CME Group, Inc. 3.75% 6/15/2028	5,875	5,845
Coinbase Global, Inc. 3.375% 10/1/2028[8]	115,458	106,363
Coinbase Global, Inc. 3.625% 10/1/2031[8]	83,345	72,405
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[8]	51,095	48,267
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[8]	26,645	23,875
Cooperatieve Rabobank UA 4.375% 8/4/2025	7,500	7,486
Corebridge Financial, Inc. 3.65% 4/5/2027	7,215	7,111
Corebridge Financial, Inc. 3.85% 4/5/2029	7,448	7,223
Corebridge Financial, Inc. 3.90% 4/5/2032	2,303	2,122
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,325
The Income Fund of America — Page 8 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Corebridge Financial, Inc. 4.40% 4/5/2052	USD2,907	$2,275
Corebridge Global Funding 5.35% 6/24/2026[8]	2,500	2,530
Corebridge Global Funding 5.20% 6/24/2029[8]	3,000	3,053
Credit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[8,12]	10,175	10,138
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[8,12]	4,900	4,773
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[8,12]	3,000	3,017
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,12]	5,000	4,974
Deutsche Bank AG 4.10% 1/13/2026	33,123	32,991
Deutsche Bank AG 4.10% 1/13/2026	834	831
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[12]	30,403	29,281
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[12]	76,161	73,420
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[12]	8,098	8,226
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	20,135	21,118
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[12]	23,447	24,919
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[12]	3,000	3,004
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[12]	12,000	10,816
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[12]	2,550	2,491
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[8,12]	14,750	14,832
Equitable Holdings, Inc. 5.00% 4/20/2048	849	739
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[12]	27,964	28,656
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030)[12]	20,390	20,348
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[12]	17,500	16,928
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027)[12]	19,500	19,683
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[12]	1,009	1,046
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[12]	25,937	25,882
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030)[12]	8,000	8,139
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030)[12]	7,081	7,213
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	5,859	5,169
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[12]	7,500	5,477
Hightower Holding, LLC 6.75% 4/15/2029[8]	32,395	31,018
Hightower Holding, LLC 9.125% 1/31/2030[8]	39,065	39,994
Howden UK Refinance PLC 7.25% 2/15/2031[8]	26,210	26,945
Howden UK Refinance 2 PLC 8.125% 2/15/2032[8]	13,920	14,138
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[12]	243	258
HSBC Holdings PLC 5.13% 11/19/2028 (USD-SOFR + 1.04% on 11/19/2027)[12]	15,000	15,164
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[12]	4,701	4,338
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[12]	2,000	1,761
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[12]	1,922	1,683
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[12]	29,241	29,068
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[12]	298	313
HUB International, Ltd. 5.625% 12/1/2029[8]	25,020	24,472
HUB International, Ltd. 7.25% 6/15/2030[8]	12,698	13,179
HUB International, Ltd. 7.375% 1/31/2032[8]	25,565	26,354
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.28% 6/20/2030[10,11]	41,575	41,351
Intercontinental Exchange, Inc. 5.25% 6/15/2031	4,099	4,248
Intesa Sanpaolo SpA 5.71% 1/15/2026[8]	41,358	41,342
Intesa Sanpaolo SpA 3.875% 7/14/2027[8]	6,150	6,056
Intesa Sanpaolo SpA 3.875% 1/12/2028[8]	2,820	2,758
The Income Fund of America — Page 9 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[8,12]	USD8,800	$10,058
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[8,12]	7,250	7,804
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[8]	45,895	42,930
Jane Street Group, LLC 6.75% 5/1/2033[8]	29,325	29,485
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[12]	2,070	2,091
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[12]	4,000	4,092
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027)[12]	350	344
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]	6,435	6,505
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[12]	5,200	5,216
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[12]	6,500	6,834
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[12]	8,250	8,552
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[12]	7,515	7,513
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[12]	1,000	1,022
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[12]	3,350	3,033
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[12]	4,835	4,845
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[12]	9,098	9,260
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[12]	6,250	4,299
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	7,070	6,848
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[8,12]	2,400	2,481
Liberty Mutual Group, Inc. 4.569% 2/1/2029[8]	2,929	2,917
Lloyds Banking Group PLC 4.582% 12/10/2025	4,600	4,588
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[12]	9,800	9,651
LPL Holdings, Inc. 4.625% 11/15/2027[8]	22,510	22,415
LPL Holdings, Inc. 4.00% 3/15/2029[8]	19,120	18,414
LPL Holdings, Inc. 4.375% 5/15/2031[8]	21,690	20,679
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[12]	13,352	14,369
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[12]	19,000	19,781
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[12]	13,592	13,087
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	11,250	11,382
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,250	7,204
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,500	4,291
Mastercard, Inc. 4.35% 1/15/2032	7,469	7,397
Mastercard, Inc. 4.85% 3/9/2033	3,783	3,824
Metropolitan Life Global Funding I 5.05% 6/11/2027[8]	3,000	3,049
Metropolitan Life Global Funding I 5.15% 3/28/2033[8]	3,578	3,613
Mizuho Financial Group, Inc. 5.098% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 5/13/2030)[12]	7,607	7,728
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD CME Term SOFR + 1.532% on 9/8/2030)[12]	3,350	2,891
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[12]	12,230	12,227
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[12]	2,000	2,043
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[12]	2,250	2,286
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028)[12]	8,000	8,111
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[12]	10,134	10,320
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[12]	4,350	4,467
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[12]	6,432	6,513
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[12]	3,776	3,765
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[12]	4,037	4,117
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[12]	4,862	4,442
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[12]	301	254
The Income Fund of America — Page 10 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[12]	USD230	$229
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[12]	9,586	9,164
Morgan Stanley Bank, N.A. 5.016% 1/12/2029 (USD-SOFR + 0.906% on 1/12/2028)[12]	5,175	5,254
Nasdaq, Inc. 5.55% 2/15/2034	871	895
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[8]	13,930	14,465
Navient Corp. 6.75% 6/15/2026	15,000	15,149
Navient Corp. 5.00% 3/15/2027	19,710	19,530
Navient Corp. 4.875% 3/15/2028	3,085	2,970
Navient Corp. 5.50% 3/15/2029	94,940	89,991
Navient Corp. 11.50% 3/15/2031	43,790	48,900
Navient Corp. 5.625% 8/1/2033	10,990	9,433
New York Life Global Funding 4.55% 1/28/2033[8]	3,288	3,201
Northwestern Mutual Global Funding 1.75% 1/11/2027[8]	8,500	8,174
Northwestern Mutual Global Funding 4.11% 9/12/2027[8]	3,000	2,997
OneMain Finance Corp. 3.875% 9/15/2028	9,644	8,933
OneMain Finance Corp. 6.625% 5/15/2029	20,225	20,309
OneMain Finance Corp. 5.375% 11/15/2029	15,380	14,722
OneMain Finance Corp. 7.875% 3/15/2030	26,250	27,143
OneMain Finance Corp. 7.50% 5/15/2031	6,010	6,101
OneMain Finance Corp. 7.125% 11/15/2031	34,750	34,929
Osaic Holdings, Inc. 10.75% 8/1/2027[8]	55,562	55,737
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.822% 8/17/2028[10,11]	25,274	25,195
Oxford Finance, LLC 6.375% 2/1/2027[8]	13,940	13,903
PayPal Holdings, Inc. 2.65% 10/1/2026	957	940
PayPal Holdings, Inc. 2.30% 6/1/2030	674	610
PennyMac Financial Services, Inc. 6.875% 2/15/2033[8]	24,030	24,027
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[12]	7,250	7,341
Prudential Financial, Inc. 4.35% 2/25/2050	5,205	4,268
Prudential Financial, Inc. 3.70% 3/13/2051	755	548
Rocket Mortgage, LLC 2.875% 10/15/2026[8]	12,990	12,547
Rocket Mortgage, LLC 3.625% 3/1/2029[8]	6,645	6,186
Royal Bank of Canada 1.15% 6/10/2025	10,367	10,327
Royal Bank of Canada 4.522% 10/18/2028 (USD-SOFR + 0.86% on 10/18/2027)[12]	3,000	3,007
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[12]	7,000	7,125
Ryan Specialty Group, LLC 4.375% 2/1/2030[8]	30,295	28,775
Ryan Specialty, LLC 5.875% 8/1/2032[8]	14,970	14,799
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[12]	3,575	3,615
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[12]	5,250	5,041
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[12]	10,750	11,151
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028)[12]	14,895	14,953
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[12]	1,861	1,932
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[12]	8,809	9,076
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[12]	5,907	5,927
SLM Corp. 6.50% 1/31/2030	2,775	2,867
Starwood Property Trust, Inc. 4.375% 1/15/2027[8]	33,055	32,453
Starwood Property Trust, Inc. 7.25% 4/1/2029[8]	17,565	18,237
Starwood Property Trust, Inc. 6.50% 7/1/2030[8]	5,100	5,134
Starwood Property Trust, Inc. 6.50% 10/15/2030[8]	18,170	18,379
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[12]	5,183	4,932
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[8,12]	1,400	1,379
Synchrony Bank 5.40% 8/22/2025	9,000	9,003
Synchrony Bank 5.625% 8/23/2027	9,000	9,099
The Income Fund of America — Page 11 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029)[12]	USD14,592	$14,786
Synchrony Financial 2.875% 10/28/2031	11,000	9,327
Toronto-Dominion Bank (The) 4.861% 1/31/2028	3,000	3,042
Toronto-Dominion Bank (The) 5.298% 1/30/2032	4,000	4,079
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[12]	3,163	3,416
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.049% 5/6/2032[10,11]	46,811	46,730
U.S. Bancorp 2.375% 7/22/2026	5,000	4,901
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[12]	6,265	6,417
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035)[12]	7,250	7,276
UBS AG 7.50% 2/15/2028	9,000	9,742
UBS Group AG 4.125% 9/24/2025[8]	4,425	4,414
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[8,12]	22,225	22,169
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,12]	2,650	2,586
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[8,12]	20,134	19,619
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,12]	6,000	5,764
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[8,12]	1,407	1,411
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[8,12]	6,152	6,388
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,12]	7,429	7,283
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[8,12]	5,269	5,525
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[8,12]	14,075	14,419
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[8,12]	1,627	1,522
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[8,12]	4,107	4,239
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[8,12]	42,261	40,997
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[8,12]	15,500	13,247
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[8,12]	28,043	25,119
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[8,12]	4,393	3,762
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[8,12]	2,000	2,118
UniCredit SpA 4.625% 4/12/2027[8]	1,730	1,726
USI, Inc. 7.50% 1/15/2032[8]	9,555	9,880
Visa, Inc. 3.15% 12/14/2025	6,750	6,698
Wells Fargo & Co. 4.90% 1/24/2028 (USD-SOFR + 0.78% on 1/24/2027)[12]	3,000	3,021
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[12]	7,575	7,746
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[12]	4,900	4,698
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[12]	8,248	8,301
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028)[12]	8,325	8,431
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[12]	7,044	7,249
Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030)[12]	7,350	6,662
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[12]	10,750	11,565
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	9,400	8,180
Westpac Banking Corp. 2.963% 11/16/2040	4,325	3,156
		3,651,870
The Income Fund of America — Page 12 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 2.15%	Principal amount (000)	Value (000)
Antero Midstream Partners, LP 5.375% 6/15/2029[8]	USD17,795	$17,386
Antero Midstream Partners, LP 6.625% 2/1/2032[8]	2,430	2,458
APA Corp. 5.35% 7/1/2049[8]	1,060	817
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[8]	959	1,129
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[8]	17,480	17,675
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[8]	8,625	8,378
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[8]	23,095	22,877
Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,400	1,388
Baytex Energy Corp. 8.50% 4/30/2030[8]	8,155	7,586
Baytex Energy Corp. 7.375% 3/15/2032[8]	9,285	8,015
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[8]	36,675	35,233
Blue Racer Midstream, LLC 7.00% 7/15/2029[8]	4,095	4,170
Blue Racer Midstream, LLC 7.25% 7/15/2032[8]	3,045	3,125
Borr IHC, Ltd. 10.00% 11/15/2028[8]	51,356	44,201
Borr IHC, Ltd. 10.375% 11/15/2030[8]	2,949	2,553
California Resources Corp. 7.125% 2/1/2026[8]	13,137	13,066
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	3,150	3,131
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	200	197
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	438
Cenovus Energy, Inc. 5.375% 7/15/2025	4,421	4,422
Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	22,564
Chevron U.S.A., Inc. 4.687% 4/15/2030	14,181	14,443
Chord Energy Corp. 6.75% 3/15/2033[8]	8,720	8,497
CITGO Petroleum Corp. 8.375% 1/15/2029[8]	32,845	32,905
Civitas Resources, Inc. 5.00% 10/15/2026[8]	23,690	23,028
Civitas Resources, Inc. 8.375% 7/1/2028[8]	16,625	16,354
Civitas Resources, Inc. 8.625% 11/1/2030[8]	7,165	6,913
Civitas Resources, Inc. 8.75% 7/1/2031[8]	31,405	29,891
CNX Midstream Partners, LP 4.75% 4/15/2030[8]	8,065	7,431
CNX Resources Corp. 6.00% 1/15/2029[8]	37,027	35,958
CNX Resources Corp. 7.375% 1/15/2031[8]	25,699	25,750
CNX Resources Corp. 7.25% 3/1/2032[8]	21,990	22,001
Comstock Resources, Inc. 6.75% 3/1/2029[8]	22,880	21,841
Comstock Resources, Inc. 5.875% 1/15/2030[8]	18,845	17,085
ConocoPhillips Co. 5.50% 1/15/2055	6,151	5,710
Crescent Energy Finance, LLC 9.25% 2/15/2028[8]	36,492	36,930
Crescent Energy Finance, LLC 7.625% 4/1/2032[8]	18,465	16,799
Crescent Energy Finance, LLC 7.375% 1/15/2033[8]	32,175	28,507
Devon Energy Corp. 4.50% 1/15/2030	3,138	3,072
Devon Energy Corp. 5.20% 9/15/2034	3,183	2,987
Devon Energy Corp. 5.75% 9/15/2054	12,317	10,508
Diamond Foreign Asset Co. 8.50% 10/1/2030[8]	4,545	4,350
Diamondback Energy, Inc. 5.20% 4/18/2027	2,000	2,029
Diamondback Energy, Inc. 5.15% 1/30/2030	627	637
Diamondback Energy, Inc. 5.40% 4/18/2034	1,056	1,033
Diamondback Energy, Inc. 5.55% 4/1/2035	8,250	8,115
Diamondback Energy, Inc. 6.25% 3/15/2053	798	756
Diamondback Energy, Inc. 5.75% 4/18/2054	9,493	8,494
Diamondback Energy, Inc. 5.90% 4/18/2064	1,501	1,333
DT Midstream, Inc. 4.125% 6/15/2029[8]	8,935	8,397
DT Midstream, Inc. 4.375% 6/15/2031[8]	9,670	8,916
Ecopetrol SA 8.875% 1/13/2033	65,810	65,918
Enbridge Energy Partners, LP 5.875% 10/15/2025	1,145	1,147
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[8]	14,375	14,656
The Income Fund of America — Page 13 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer, LP 2.90% 5/15/2025	USD3,150	$3,148
Energy Transfer, LP 4.75% 1/15/2026	6,000	5,998
Energy Transfer, LP 4.20% 4/15/2027	2,450	2,432
Energy Transfer, LP 4.00% 10/1/2027	1,900	1,876
Energy Transfer, LP 4.95% 6/15/2028	1,950	1,968
Energy Transfer, LP 7.375% 2/1/2031[8]	14,441	15,121
Eni SpA 5.95% 5/15/2054[8]	1,780	1,678
Enterprise Products Operating, LLC 5.05% 1/10/2026	8,571	8,608
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	257
EOG Resources, Inc. 5.65% 12/1/2054	4,909	4,662
EQT Corp. 7.50% 6/1/2030[8]	5,099	5,487
EQT Corp. 4.75% 1/15/2031[8]	7,240	6,996
Equinor ASA 4.25% 11/23/2041	3,000	2,572
Expand Energy Corp. 5.875% 2/1/2029[8]	13,193	13,155
Expand Energy Corp. 6.75% 4/15/2029[8]	8,880	8,953
Expand Energy Corp. 5.375% 3/15/2030	15,630	15,533
Expand Energy Corp. 4.75% 2/1/2032	14,320	13,449
Expand Energy Corp. 4.875% 4/15/2032[13]	28,085	112
Exxon Mobil Corp. 2.44% 8/16/2029	65	61
Genesis Energy, LP 7.75% 2/1/2028	15,880	15,836
Genesis Energy, LP 8.25% 1/15/2029	26,105	26,556
Genesis Energy, LP 8.875% 4/15/2030	29,409	30,051
Genesis Energy, LP 7.875% 5/15/2032	20,925	20,390
Global Partners, LP 8.25% 1/15/2032[8]	7,690	7,836
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[8]	8,795	8,864
GreenSaif Pipelines Bidco SA r.l. 6.129% 2/23/2038	6,150	6,287
GreenSaif Pipelines Bidco SA r.l. 6.51% 2/23/2042	3,555	3,651
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[8]	7,750	7,694
Gulfport Energy Operating Corp. 6.75% 9/1/2029[8]	5,535	5,462
Harvest Midstream I, LP 7.50% 9/1/2028[8]	23,275	23,580
Harvest Midstream I, LP 7.50% 5/15/2032[8]	18,570	18,919
Hess Midstream Operations, LP 5.875% 3/1/2028[8]	5,150	5,165
Hess Midstream Operations, LP 5.125% 6/15/2028[8]	14,435	14,147
Hess Midstream Operations, LP 6.50% 6/1/2029[8]	7,135	7,253
Hess Midstream Operations, LP 4.25% 2/15/2030[8]	5,020	4,717
Hess Midstream Operations, LP 5.50% 10/15/2030[8]	8,545	8,353
Hilcorp Energy I, LP 6.00% 4/15/2030[8]	17,350	15,865
Hilcorp Energy I, LP 6.00% 2/1/2031[8]	25,185	22,700
Hilcorp Energy I, LP 6.25% 4/15/2032[8]	1,475	1,285
Hilcorp Energy I, LP 8.375% 11/1/2033[8]	18,035	17,173
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030[8]	9,105	8,754
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	27,488
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	17,283
Kinder Morgan, Inc. 5.00% 2/1/2029	1,003	1,014
Kinder Morgan, Inc. 5.40% 2/1/2034	890	881
Kinder Morgan, Inc. 5.45% 8/1/2052	264	235
Kodiak Gas Services, LLC 7.25% 2/15/2029[8]	16,690	16,967
Matador Resources Co. 6.50% 4/15/2032[8]	11,845	11,424
Matador Resources Co. 6.25% 4/15/2033[8]	10,050	9,511
Mesquite Energy, Inc. 7.25% 2/15/2023[8,13]	5,374	108
MPLX, LP 1.75% 3/1/2026	1,950	1,900
Murphy Oil Corp. 6.00% 10/1/2032	5,070	4,618
Nabors Industries, Inc. 7.375% 5/15/2027[8]	14,275	13,472
Nabors Industries, Inc. 9.125% 1/31/2030[8]	28,185	25,558
The Income Fund of America — Page 14 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
New Fortress Energy, Inc. 6.50% 9/30/2026[8]	USD20,780	$17,043
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.795% 10/30/2028[10,11]	1,678	1,201
NewCo Holding USD 20 SARL 9.375% 11/7/2029[8]	44,745	44,230
NFE Financing, LLC 12.00% 11/15/2029[8]	296,013	204,141
NGL Energy Operating, LLC 8.125% 2/15/2029[8]	9,085	8,548
Noble Finance II, LLC 8.00% 4/15/2030[8]	33,050	31,519
Northern Oil and Gas, Inc. 8.125% 3/1/2028[8]	43,345	42,834
Northern Oil and Gas, Inc. 8.75% 6/15/2031[8]	17,460	16,796
NuStar Logistics, LP 6.00% 6/1/2026	9,165	9,176
NuStar Logistics, LP 5.625% 4/28/2027	6,754	6,738
Occidental Petroleum Corp. 8.50% 7/15/2027	13,000	13,756
Occidental Petroleum Corp. 6.375% 9/1/2028	10,000	10,272
Occidental Petroleum Corp. 5.20% 8/1/2029	8,307	8,192
Occidental Petroleum Corp. 8.875% 7/15/2030	34,900	39,134
Occidental Petroleum Corp. 6.625% 9/1/2030	42,000	43,482
Occidental Petroleum Corp. 5.375% 1/1/2032	19,495	18,562
Occidental Petroleum Corp. 5.55% 10/1/2034	2,392	2,235
ONEOK, Inc. 5.65% 11/1/2028	500	516
ONEOK, Inc. 6.05% 9/1/2033	330	339
ONEOK, Inc. 6.625% 9/1/2053	605	603
Parkland Corp. 4.625% 5/1/2030[8]	5,545	5,225
Permian Resources Operating, LLC 8.00% 4/15/2027[8]	8,455	8,610
Permian Resources Operating, LLC 9.875% 7/15/2031[8]	16,931	18,349
Permian Resources Operating, LLC 7.00% 1/15/2032[8]	21,360	21,525
Permian Resources Operating, LLC 6.25% 2/1/2033[8]	18,635	18,240
Petroleos Mexicanos 6.875% 10/16/2025	15,490	15,445
Petroleos Mexicanos 6.875% 8/4/2026	77,850	76,912
Petroleos Mexicanos 6.49% 1/23/2027	25,378	24,813
Petroleos Mexicanos 6.50% 3/13/2027	48,135	47,061
Petroleos Mexicanos 6.50% 1/23/2029	865	800
Petroleos Mexicanos 8.75% 6/2/2029	32,208	31,695
Petroleos Mexicanos 6.84% 1/23/2030	25,862	23,052
Petroleos Mexicanos 5.95% 1/28/2031	41,932	34,719
Petroleos Mexicanos 6.70% 2/16/2032	105,631	90,609
Petroleos Mexicanos 6.95% 1/28/2060	21,010	14,010
Plains All American Pipeline, LP 3.80% 9/15/2030	450	424
Range Resources Corp. 4.875% 5/15/2025	2,375	2,375
Range Resources Corp. 8.25% 1/15/2029	11,472	11,758
Range Resources Corp. 4.75% 2/15/2030[8]	4,415	4,178
Rockies Express Pipeline, LLC 4.95% 7/15/2029[8]	11,768	11,263
Saudi Arabian Oil Co. 5.25% 7/17/2034[8]	1,500	1,513
Saudi Arabian Oil Co. 5.75% 7/17/2054[8]	11,250	10,536
Saudi Arabian Oil Co. 5.875% 7/17/2064[8]	1,000	923
Seadrill Finance, Ltd. 8.375% 8/1/2030[8]	10,965	10,282
SM Energy Co. 6.50% 7/15/2028	2,975	2,855
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[8]	517	520
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[8]	3,465	3,438
Suburban Propane Partners, LP 5.00% 6/1/2031[8]	6,125	5,604
Summit Midstream Holdings, LLC 8.625% 10/31/2029[8]	19,570	19,302
Sunoco, LP 6.00% 4/15/2027	12,160	12,131
Sunoco, LP 5.875% 3/15/2028	12,700	12,650
Sunoco, LP 7.00% 9/15/2028[8]	14,945	15,319
Sunoco, LP 7.00% 5/1/2029[8]	9,515	9,792
Sunoco, LP 4.50% 5/15/2029	12,580	11,934
The Income Fund of America — Page 15 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Sunoco, LP 4.50% 4/30/2030	USD6,950	$6,547
Sunoco, LP 6.25% 7/1/2033[8]	14,590	14,583
Superior Plus, LP 4.50% 3/15/2029[8]	9,082	8,490
Talos Production, Inc. 9.00% 2/1/2029[8]	7,060	6,776
Talos Production, Inc. 9.375% 2/1/2031[8]	13,725	12,921
Targa Resources Partners, LP 6.50% 7/15/2027	4,740	4,760
Targa Resources Partners, LP 6.875% 1/15/2029	9,385	9,582
TotalEnergies Capital SA 5.275% 9/10/2054	7,500	6,920
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	4,504	4,349
Transocean Poseidon, Ltd. 6.875% 2/1/2027[8]	22,987	22,839
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[8]	27,289	27,058
Transocean, Inc. 8.00% 2/1/2027[8]	2,130	1,980
Transocean, Inc. 8.25% 5/15/2029[8]	9,080	7,329
Transocean, Inc. 8.50% 5/15/2031[8]	14,395	11,141
Valero Energy Corp. 4.00% 4/1/2029	5,000	4,886
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[8]	20,300	18,616
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[8]	7,746	7,756
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[8]	40,865	36,753
Venture Global LNG, Inc. 7.00% 1/15/2030[8]	9,180	8,655
Venture Global LNG, Inc. 8.375% 6/1/2031[8]	55,960	54,017
Venture Global LNG, Inc. 9.875% 2/1/2032[8]	10,550	10,719
Venture Global Plaquemines Lng, LLC 7.50% 5/1/2033[8]	13,915	14,287
Venture Global Plaquemines Lng, LLC 7.75% 5/1/2035[8]	14,885	15,298
Vital Energy, Inc. 7.875% 4/15/2032[8]	17,900	13,924
Weatherford International, Ltd. 8.625% 4/30/2030[8]	78,073	77,450
		2,741,078
Communication services 1.88%
Alphabet Inc. 5.25% 5/15/2055	1,746	1,725
Alphabet Inc. 5.30% 5/15/2065	4,377	4,328
AT&T, Inc. 1.65% 2/1/2028	5,925	5,531
AT&T, Inc. 3.50% 9/15/2053	9,669	6,478
British Telecommunications PLC 9.625% 12/15/2030[12]	3,261	3,992
CCO Holdings, LLC 5.125% 5/1/2027[8]	13,485	13,312
CCO Holdings, LLC 5.00% 2/1/2028[8]	19,340	18,885
CCO Holdings, LLC 4.75% 3/1/2030[8]	18,987	17,944
CCO Holdings, LLC 4.50% 8/15/2030[8]	41,075	38,180
CCO Holdings, LLC 4.25% 2/1/2031[8]	94,478	85,450
CCO Holdings, LLC 4.75% 2/1/2032[8]	55,115	49,926
CCO Holdings, LLC 4.50% 5/1/2032	62,505	55,575
CCO Holdings, LLC 4.50% 6/1/2033[8]	79,012	68,804
CCO Holdings, LLC 4.25% 1/15/2034[8]	22,690	19,129
Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,467
Charter Communications Operating, LLC 5.25% 4/1/2053	7,017	5,552
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[8]	15,770	13,101
Comcast Corp. 4.80% 5/15/2033	8,500	8,396
Comcast Corp. 5.65% 6/1/2054	7,216	6,972
Connect Finco SARL 9.00% 9/15/2029[8]	143,051	133,999
CSC Holdings, LLC 5.50% 4/15/2027[8]	44,125	41,042
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.822% 1/18/2028[10,11]	59,494	58,007
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028[9,10]	692	626
DIRECTV Financing, LLC 5.875% 8/15/2027[8]	73,510	71,113
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027[10,11]	1,614	1,618
DISH Network Corp. 11.75% 11/15/2027[8]	105,105	110,556
The Income Fund of America — Page 16 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
EchoStar Corp. 10.75% 11/30/2029	USD67,760	$71,732
EchoStar Corp. 6.75% PIK or 6.75% Cash 11/30/2030[9]	16,773	15,649
Embarq, LLC 7.995% 6/1/2036	78,221	35,329
Frontier Communications Holdings, LLC 5.00% 5/1/2028[8]	2,350	2,328
Frontier Communications Holdings, LLC 6.75% 5/1/2029[8]	78,240	78,645
Frontier Communications Holdings, LLC 5.875% 11/1/2029	54,257	54,339
Frontier Communications Holdings, LLC 6.00% 1/15/2030[8]	59,229	59,486
Frontier Communications Holdings, LLC 8.75% 5/15/2030[8]	22,025	23,074
Frontier Communications Holdings, LLC 8.625% 3/15/2031[8]	10,275	10,905
Gray Media, Inc. 10.50% 7/15/2029[8]	106,840	109,783
Gray Media, Inc. 4.75% 10/15/2030[8]	18,529	11,071
Gray Media, Inc. 5.375% 11/15/2031[8]	61,198	36,568
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.438% 12/1/2028[10,11]	17,645	16,305
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029[10,11]	36,660	35,560
Intelsat Jackson Holdings SA 6.50% 3/15/2030[8]	112,336	110,777
Lamar Media Corp. 3.625% 1/15/2031	8,515	7,703
Ligado Networks, LLC 17.50% PIK 11/1/2023[8,9,13]	69,666	20,551
Ligado Networks, LLC, Term Loan, 17.50% PIK 6/16/2025[3,9,10]	14,742	14,742
Live Nation Entertainment, Inc. 4.75% 10/15/2027[8]	36,840	36,094
Meta Platforms, Inc. 4.75% 8/15/2034	9,577	9,542
Meta Platforms, Inc. 5.40% 8/15/2054	9,457	9,107
Meta Platforms, Inc. 5.55% 8/15/2064	3,000	2,889
News Corp. 3.875% 5/15/2029[8]	13,000	12,247
Nexstar Media, Inc. 5.625% 7/15/2027[8]	10,315	10,228
Nexstar Media, Inc. 4.75% 11/1/2028[8]	85,005	80,130
SBA Tower Trust 1.631% 11/15/2026[8]	23,592	22,468
Sinclair Television Group, Inc. 8.125% 2/15/2033[8]	24,070	23,843
Sirius XM Radio, LLC 5.00% 8/1/2027[8]	10,000	9,889
Sirius XM Radio, LLC 4.00% 7/15/2028[8]	68,675	64,664
Sirius XM Radio, LLC 5.50% 7/1/2029[8]	9,130	8,901
Sirius XM Radio, LLC 4.125% 7/1/2030[8]	67,323	60,298
Sirius XM Radio, LLC 3.875% 9/1/2031[8]	146,540	125,866
Snap, Inc. 6.875% 3/1/2033[8]	22,095	22,086
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	3,752	3,514
TEGNA, Inc. 5.00% 9/15/2029	12,100	11,287
T-Mobile USA, Inc. 2.05% 2/15/2028	9,725	9,147
T-Mobile USA, Inc. 4.95% 3/15/2028	5,224	5,310
T-Mobile USA, Inc. 4.80% 7/15/2028	7,250	7,326
T-Mobile USA, Inc. 5.125% 5/15/2032	6,179	6,249
T-Mobile USA, Inc. 5.30% 5/15/2035	7,945	7,981
T-Mobile USA, Inc. 3.40% 10/15/2052	3,839	2,550
Univision Communications, Inc. 6.625% 6/1/2027[8]	39,575	38,332
Univision Communications, Inc. 8.00% 8/15/2028[8]	22,940	22,304
Univision Communications, Inc. 4.50% 5/1/2029[8]	85,579	73,522
Univision Communications, Inc. 7.375% 6/30/2030[8]	38,826	35,405
Verizon Communications, Inc. 2.55% 3/21/2031	4,318	3,846
Verizon Communications, Inc. 2.355% 3/15/2032	5,696	4,864
Verizon Communications, Inc. 5.05% 5/9/2033	3,816	3,849
Verizon Communications, Inc. 5.25% 4/2/2035	10,570	10,628
Verizon Communications, Inc. 3.40% 3/22/2041	8,500	6,489
Verizon Communications, Inc. 2.875% 11/20/2050	1,266	778
Verizon Communications, Inc. 5.50% 2/23/2054	513	492
Verizon Communications, Inc. 2.987% 10/30/2056	2,532	1,506
VMED O2 UK Financing I PLC 4.25% 1/31/2031[8]	25,888	22,616
The Income Fund of America — Page 17 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 4.25% 9/17/2050	USD6,025	$4,585
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	5,545	5,398
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	9,415	6,440
WMG Acquisition Corp. 3.75% 12/1/2029[8]	4,771	4,416
WMG Acquisition Corp. 3.875% 7/15/2030[8]	30,599	28,165
WMG Acquisition Corp. 3.00% 2/15/2031[8]	7,235	6,457
X Corp., Term Loan B3, 9.50% 10/26/2029[10]	6,175	6,047
		2,395,010
Consumer discretionary 1.88%
Advance Auto Parts, Inc. 5.90% 3/9/2026	500	497
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,525	1,514
Advance Auto Parts, Inc. 3.90% 4/15/2030	7,266	6,545
Advance Auto Parts, Inc. 3.50% 3/15/2032	6,054	5,064
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030[3,10,11]	3,520	3,520
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.94% Cash 3/11/2030[3,9,10,11]	3,189	3,188
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	855	750
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	930	883
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	207
Allied Universal Holdco, LLC 9.75% 7/15/2027[8]	33,950	34,101
Allied Universal Holdco, LLC 4.625% 6/1/2028[8]	22,900	21,949
Allied Universal Holdco, LLC 6.00% 6/1/2029[8]	13,320	12,513
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[8]	22,402	23,251
Asbury Automotive Group, Inc. 4.625% 11/15/2029[8]	48,325	45,500
Asbury Automotive Group, Inc. 5.00% 2/15/2032[8]	3,365	3,070
Bath & Body Works, Inc. 6.875% 11/1/2035	32,058	32,121
Bath & Body Works, Inc. 6.75% 7/1/2036	21,160	20,850
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.052% 10/16/2031[10,11]	29,214	29,205
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	22,169
Boyd Gaming Corp. 4.75% 6/15/2031[8]	7,005	6,538
Boyne USA, Inc. 4.75% 5/15/2029[8]	31,780	30,279
Caesars Entertainment, Inc. 4.625% 10/15/2029[8]	19,495	18,017
Caesars Entertainment, Inc. 7.00% 2/15/2030[8]	29,970	30,697
Caesars Entertainment, Inc. 6.50% 2/15/2032[8]	24,770	24,921
Carnival Corp. 5.75% 3/1/2027[8]	17,400	17,352
Carnival Corp. 6.00% 5/1/2029[8]	16,000	15,923
Carnival Corp. 7.00% 8/15/2029[8]	9,630	10,053
Carnival Corp. 5.75% 3/15/2030[8]	14,000	13,911
Carnival Corp. 6.125% 2/15/2033[8]	6,395	6,345
Clarios Global, LP 6.25% 5/15/2026[8]	2,085	2,093
Clarios Global, LP 8.50% 5/15/2027[8]	15,740	15,827
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[8]	15,730	16,333
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028[8]	11,599	11,692
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[8]	1,108	1,121
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[8]	3,825	3,536
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[8]	6,460	6,534
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030[8]	14,370	14,587
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[8]	2,393	2,363
Fertitta Entertainment, LLC 4.625% 1/15/2029[8]	35,920	33,310
First Student Bidco, Inc. 4.00% 7/31/2029[8]	38,200	35,359
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.799% 7/21/2028[10,11]	4,459	4,446
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.799% 7/21/2028[10,11]	1,423	1,419
Ford Motor Co. 4.346% 12/8/2026	5,000	4,905
The Income Fund of America — Page 18 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Co. 3.25% 2/12/2032	USD25,875	$21,157
Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,250	1,249
Ford Motor Credit Co., LLC 3.375% 11/13/2025	7,700	7,611
Ford Motor Credit Co., LLC 6.95% 3/6/2026	2,180	2,202
Ford Motor Credit Co., LLC 4.271% 1/9/2027	83,916	81,598
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	3,983
Ford Motor Credit Co., LLC 4.95% 5/28/2027	45,350	44,400
Ford Motor Credit Co., LLC 4.125% 8/17/2027	70,420	67,550
Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,965	7,545
Ford Motor Credit Co., LLC 2.90% 2/16/2028	19,180	17,562
Ford Motor Credit Co., LLC 5.918% 3/20/2028	9,949	9,893
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	203
Ford Motor Credit Co., LLC 6.798% 11/7/2028	7,775	7,936
Ford Motor Credit Co., LLC 2.90% 2/10/2029	17,000	15,132
Ford Motor Credit Co., LLC 5.80% 3/8/2029	40,957	40,227
Ford Motor Credit Co., LLC 5.113% 5/3/2029	16,757	16,078
Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,805	17,529
Ford Motor Credit Co., LLC 4.00% 11/13/2030	20,645	18,383
Ford Motor Credit Co., LLC 6.05% 3/5/2031	6,192	6,052
Ford Motor Credit Co., LLC 3.625% 6/17/2031	7,994	6,836
Ford Motor Credit Co., LLC 6.054% 11/5/2031	4,496	4,361
Ford Motor Credit Co., LLC 6.532% 3/19/2032	24,830	24,552
Ford Motor Credit Co., LLC 7.122% 11/7/2033	2,976	2,999
Ford Motor Credit Co., LLC 6.50% 2/7/2035	15,305	14,819
Gap, Inc. 3.625% 10/1/2029[8]	2,507	2,270
Gap, Inc. 3.875% 10/1/2031[8]	1,670	1,447
General Motors Co. 6.80% 10/1/2027	1,438	1,495
General Motors Co. 6.60% 4/1/2036	5,110	5,251
General Motors Co. 6.75% 4/1/2046	12,230	12,081
General Motors Financial Co., Inc. 1.25% 1/8/2026	2,379	2,321
General Motors Financial Co., Inc. 4.00% 10/6/2026	1,867	1,844
General Motors Financial Co., Inc. 2.70% 8/20/2027	3,871	3,680
General Motors Financial Co., Inc. 5.35% 1/7/2030	32,676	32,774
General Motors Financial Co., Inc. 5.625% 4/4/2032	4,069	4,040
General Motors Financial Co., Inc. 6.40% 1/9/2033	6,417	6,637
General Motors Financial Co., Inc. 5.45% 9/6/2034	12,603	12,100
General Motors Financial Co., Inc. 5.90% 1/7/2035	54,724	54,334
Grand Canyon University 4.375% 10/1/2026	3,750	3,656
Group 1 Automotive, Inc. 6.375% 1/15/2030[8]	12,220	12,368
Hanesbrands, Inc. 9.00% 2/15/2031[8]	14,012	14,533
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.072% 3/7/2032[10,11]	33,108	32,776
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	30,073
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[8]	22,520	20,672
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[8]	17,560	16,255
Home Depot, Inc. 1.50% 9/15/2028	5,000	4,611
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,763
Home Depot, Inc. 1.875% 9/15/2031	6,250	5,348
Home Depot, Inc. 5.95% 4/1/2041	12,500	13,096
Home Depot, Inc. 4.50% 12/6/2048	601	510
Home Depot, Inc. 5.30% 6/25/2054	8,500	8,079
Hyatt Hotels Corp. 5.05% 3/30/2028	19,099	19,195
Hyatt Hotels Corp. 5.75% 3/30/2032	44,258	44,370
Hyundai Capital America 1.80% 10/15/2025[8]	1,871	1,846
Hyundai Capital America 1.30% 1/8/2026[8]	9,000	8,794
The Income Fund of America — Page 19 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 1.50% 6/15/2026[8]	USD7,378	$7,124
Hyundai Capital America 5.45% 6/24/2026[8]	8,611	8,688
Hyundai Capital America 1.65% 9/17/2026[8]	950	911
Hyundai Capital America 3.00% 2/10/2027[8]	19,500	18,917
Hyundai Capital America 4.85% 3/25/2027[8]	25,000	25,041
Hyundai Capital America 5.275% 6/24/2027[8]	12,573	12,685
Hyundai Capital America 4.30% 9/24/2027[8]	3,000	2,963
Hyundai Capital America 2.375% 10/15/2027[8]	2,371	2,239
Hyundai Capital America 2.10% 9/15/2028[8]	4,125	3,758
Hyundai Capital America 5.30% 6/24/2029[8]	4,373	4,405
Hyundai Capital America 5.30% 1/8/2030[8]	18,000	18,173
Hyundai Capital America 5.15% 3/27/2030[8]	21,000	20,990
Hyundai Capital America 5.40% 1/8/2031[8]	1,995	2,006
Hyundai Capital America 5.40% 6/24/2031[8]	8,000	8,063
Hyundai Capital Services, Inc. 1.25% 2/8/2026[8]	3,490	3,403
International Game Technology PLC 5.25% 1/15/2029[8]	38,300	37,481
KB Home 7.25% 7/15/2030	10,295	10,551
Kontoor Brands, Inc. 4.125% 11/15/2029[8]	5,180	4,766
LCM Investments Holdings II, LLC 4.875% 5/1/2029[8]	42,907	40,611
LCM Investments Holdings II, LLC 8.25% 8/1/2031[8]	22,295	23,341
Levi Strauss & Co. 3.50% 3/1/2031[8]	41,305	36,246
Light and Wonder International, Inc. 7.00% 5/15/2028[8]	15,145	15,162
Light and Wonder International, Inc. 7.25% 11/15/2029[8]	3,107	3,171
Light and Wonder International, Inc. 7.50% 9/1/2031[8]	7,895	8,118
Lindblad Expeditions, LLC 6.75% 2/15/2027[8]	6,830	6,814
Lithia Motors, Inc. 3.875% 6/1/2029[8]	37,385	34,755
Lithia Motors, Inc. 4.375% 1/15/2031[8]	4,550	4,183
Marriott International, Inc. 4.90% 4/15/2029	2,504	2,527
Marriott International, Inc. 2.75% 10/15/2033	3,220	2,663
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[8]	6,240	5,698
McDonald’s Corp. 4.60% 9/9/2032	1,790	1,785
McDonald’s Corp. 4.95% 3/3/2035	12,556	12,463
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[8]	11,330	10,714
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[8]	2,850	2,859
Mercury Aggregator LP, Term Loan 2, 3.50% 4/3/2026[3,10]	640	379
Mercury Aggregator LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025)[3,10,12]	1,121	663
MGM Resorts International 5.50% 4/15/2027	3,617	3,609
NCL Corp., Ltd. 5.875% 2/15/2027[8]	19,985	19,906
Newell Brands Inc. 6.625% 9/15/2029	15,925	14,969
Newell Brands, Inc. 6.375% 5/15/2030	13,545	12,364
Newell Brands, Inc. 6.625% 5/15/2032	3,480	3,128
Nissan Motor Acceptance Co., LLC 2.00% 3/9/2026[8]	16,020	15,413
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[8]	1,860	1,878
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[8]	17,890	16,902
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[8]	19,362	17,659
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[8]	9,883	8,742
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[8]	9,310	9,527
Nissan Motor Co., Ltd. 3.522% 9/17/2025[8]	800	793
Nissan Motor Co., Ltd. 4.345% 9/17/2027[8]	11,914	11,441
Nissan Motor Co., Ltd. 4.81% 9/17/2030[8]	952	880
Party City Holdings, Inc. 12.00% PIK 1/11/2029[2,3,8,9,13]	31,139	3,114
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	6,753
RHP Hotel Properties, LP 7.25% 7/15/2028[8]	15,445	15,885
RHP Hotel Properties, LP 4.50% 2/15/2029[8]	22,335	21,395
The Income Fund of America — Page 20 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[8]	USD2,000	$1,999
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[8]	5,495	5,457
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[8]	15,000	15,052
Sally Holdings, LLC 6.75% 3/1/2032	34,980	35,280
Sands China, Ltd. 3.80% 1/8/2026	7,075	6,996
Sands China, Ltd. 2.30% 3/8/2027	1,477	1,393
Sands China, Ltd. 5.40% 8/8/2028	500	492
Scientific Games Holdings, LP 6.625% 3/1/2030[8]	3,520	3,354
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.285% 4/4/2029[10,11]	20,728	20,571
Service Corp. International 5.75% 10/15/2032	11,135	11,007
Somnigroup International, Inc. 4.00% 4/15/2029[8]	4,625	4,300
Sonic Automotive, Inc. 4.625% 11/15/2029[8]	53,085	49,854
Sonic Automotive, Inc. 4.875% 11/15/2031[8]	46,860	42,820
Station Casinos, LLC 6.625% 3/15/2032[8]	9,665	9,618
Stellantis Finance US, Inc. 1.711% 1/29/2027[8]	3,175	3,001
Stellantis Finance US, Inc. 5.625% 1/12/2028[8]	3,000	3,033
Toyota Motor Credit Corp. 1.90% 1/13/2027	8,500	8,191
Travel + Leisure Co. 4.50% 12/1/2029[8]	18,020	16,905
Vail Resorts, Inc. 6.50% 5/15/2032[8]	22,380	22,685
Valvoline, Inc. 3.625% 6/15/2031[8]	28,499	24,985
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[8]	1,900	1,899
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[8]	2,075	2,073
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[8]	3,250	3,187
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027[8]	14,269	14,319
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028[8]	11,588	11,618
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[8]	4,276	4,245
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[8]	6,880	7,187
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[8]	26,005	25,774
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[8]	20,505	19,712
Wynn Resorts Finance, LLC 7.125% 2/15/2031[8]	10,525	10,868
		2,392,083
Health care 1.66%
1261229 B.C., Ltd. 10.00% 4/15/2032[8]	37,600	36,842
AbbVie, Inc. 4.95% 3/15/2031	1,175	1,203
AbbVie, Inc. 5.05% 3/15/2034	1,050	1,059
AbbVie, Inc. 4.55% 3/15/2035	6,750	6,505
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,163
AbbVie, Inc. 5.35% 3/15/2044	375	363
AbbVie, Inc. 4.75% 3/15/2045	1,203	1,077
AbbVie, Inc. 5.40% 3/15/2054	17,875	17,145
AbbVie, Inc. 5.60% 3/15/2055	3,451	3,428
AdaptHealth, LLC 6.125% 8/1/2028[8]	12,771	12,397
AdaptHealth, LLC 4.625% 8/1/2029[8]	17,155	15,353
AdaptHealth, LLC 5.125% 3/1/2030[8]	9,115	8,158
Amgen, Inc. 5.25% 3/2/2030	2,990	3,076
Amgen, Inc. 5.25% 3/2/2033	8,169	8,258
Amgen, Inc. 5.60% 3/2/2043	6,753	6,575
Amgen, Inc. 5.65% 3/2/2053	8,387	8,056
Amgen, Inc. 4.40% 2/22/2062	3,249	2,474
Amgen, Inc. 5.75% 3/2/2063	3,340	3,179
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	5,235
AstraZeneca Finance, LLC 4.90% 2/26/2031	4,050	4,160
AstraZeneca Finance, LLC 5.00% 2/26/2034	8,375	8,460
The Income Fund of America — Page 21 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 3.375% 11/16/2025	USD4,500	$4,481
Avantor Funding, Inc. 4.625% 7/15/2028[8]	12,100	11,646
Avantor Funding, Inc. 3.875% 11/1/2029[8]	25,835	23,876
Bausch Health Americas, Inc. 9.25% 4/1/2026[8]	6,535	6,378
Bausch Health Americas, Inc. 8.50% 1/31/2027[8]	34,120	32,447
Bausch Health Cos., Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.675% 2/1/2027[10,11]	1,891	1,786
Baxter International, Inc. 1.915% 2/1/2027	9,739	9,325
Baxter International, Inc. 2.272% 12/1/2028	5,534	5,108
Bayer US Finance II, LLC 4.40% 7/15/2044[8]	13,090	9,824
Bayer US Finance, LLC 6.125% 11/21/2026[8]	9,951	10,133
Bayer US Finance, LLC 6.25% 1/21/2029[8]	5,902	6,155
Biocon Biologics Global PLC 6.67% 10/9/2029[8]	15,000	13,528
Biocon Biologics Global PLC 6.67% 10/9/2029	5,000	4,509
Boston Scientific Corp. 1.90% 6/1/2025	7,609	7,589
Bristol-Myers Squibb Co. 5.10% 2/22/2031	4,675	4,828
Bristol-Myers Squibb Co. 5.20% 2/22/2034	10,525	10,677
Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,000	2,893
Bristol-Myers Squibb Co. 5.65% 2/22/2064	8,850	8,511
Centene Corp. 4.25% 12/15/2027	24,109	23,577
Centene Corp. 2.45% 7/15/2028	15,555	14,312
Centene Corp. 4.625% 12/15/2029	24,871	24,002
Centene Corp. 3.375% 2/15/2030	20,203	18,419
Centene Corp. 3.00% 10/15/2030	1,760	1,547
Centene Corp. 2.50% 3/1/2031	12,110	10,279
Centene Corp. 2.625% 8/1/2031	16,982	14,357
Charles River Laboratories International, Inc. 4.25% 5/1/2028[8]	27,840	26,497
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[8]	68,965	67,313
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[8]	38,125	32,562
CHS/Community Health Systems, Inc. 10.875% 1/15/2032[8]	6,570	6,792
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[8]	11,955	12,254
CVS Health Corp. 5.00% 1/30/2029	7,413	7,496
CVS Health Corp. 5.40% 6/1/2029	9,561	9,811
CVS Health Corp. 5.55% 6/1/2031	7,012	7,208
CVS Health Corp. 5.70% 6/1/2034	8,598	8,735
CVS Health Corp. 5.875% 6/1/2053	1,598	1,499
DaVita, Inc. 3.75% 2/15/2031[8]	20,865	18,362
DaVita, Inc. 6.875% 9/1/2032[8]	7,235	7,310
Elevance Health, Inc. 4.90% 2/8/2026	4,176	4,176
Elevance Health, Inc. 5.20% 2/15/2035	2,213	2,216
Elevance Health, Inc. 5.125% 2/15/2053	1,296	1,144
Eli Lilly and Co. 5.10% 2/12/2035	14,179	14,485
Eli Lilly and Co. 5.50% 2/12/2055	12,329	12,371
Encompass Health Corp. 4.50% 2/1/2028	13,743	13,560
Encompass Health Corp. 4.75% 2/1/2030	4,560	4,435
Endo Finance Holdings, Inc. 8.50% 4/15/2031[8]	39,665	41,291
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.322% 4/23/2031[10,11]	66,197	64,336
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,726	2,747
Gilead Sciences, Inc. 5.25% 10/15/2033	7,353	7,510
Gilead Sciences, Inc. 5.55% 10/15/2053	3,059	2,984
HCA, Inc. 5.875% 2/15/2026	12,399	12,432
HCA, Inc. 3.375% 3/15/2029	4,074	3,883
HCA, Inc. 3.625% 3/15/2032	4,250	3,857
HCA, Inc. 4.375% 3/15/2042	4,250	3,472
HCA, Inc. 4.625% 3/15/2052	3,997	3,135
The Income Fund of America — Page 22 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana, Inc. 5.375% 4/15/2031	USD6,292	$6,376
Humana, Inc. 5.95% 3/15/2034	2,500	2,566
Humana, Inc. 5.55% 5/1/2035	10,618	10,541
Humana, Inc. 5.75% 4/15/2054	3,916	3,595
IQVIA, Inc. 5.00% 5/15/2027[8]	11,510	11,428
IQVIA, Inc. 6.50% 5/15/2030[8]	26,865	27,321
Jazz Securities DAC 4.375% 1/15/2029[8]	14,125	13,418
Laboratory Corp. of America Holdings 4.55% 4/1/2032	3,000	2,930
Laboratory Corp. of America Holdings 4.80% 10/1/2034	1,309	1,261
Medline Borrower, LP 6.25% 4/1/2029[8]	30,169	30,438
Medline Borrower, LP 5.25% 10/1/2029[8]	31,235	29,693
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.572% 10/23/2028[10,11]	12,840	12,769
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	5,455	5,484
Molina Healthcare, Inc. 4.375% 6/15/2028[8]	25,995	25,010
Molina Healthcare, Inc. 3.875% 11/15/2030[8]	12,815	11,563
Molina Healthcare, Inc. 3.875% 5/15/2032[8]	63,995	56,433
Molina Healthcare, Inc. 6.25% 1/15/2033[8]	27,460	27,272
Novant Health, Inc. 3.168% 11/1/2051	5,000	3,279
Organon & Co. 4.125% 4/30/2028[8]	28,670	27,062
Owens & Minor, Inc. 4.50% 3/31/2029[8]	52,825	42,864
Owens & Minor, Inc. 6.625% 4/1/2030[8]	31,765	27,071
Owens & Minor, Inc. 10.00% 4/15/2030[8]	58,255	60,199
Owens & Minor, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.055% 4/2/2030[10,11]	49,235	48,496
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	12,895	12,809
Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[8,9]	79,521	77,907
Radiology Partners, Inc. 9.78% PIK 2/15/2030[8,9]	40,589	38,103
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.59% Cash 1/31/2029[9,10,11]	37,421	36,291
Rede D’Or Finance SARL 4.95% 1/17/2028	200	197
Rede D’Or Finance SARL 4.50% 1/22/2030	400	373
Roche Holdings, Inc. 4.203% 9/9/2029[8]	6,953	6,974
Roche Holdings, Inc. 4.592% 9/9/2034[8]	3,703	3,625
Stryker Corp. 4.85% 2/10/2030	2,000	2,028
Summa Health 3.511% 11/15/2051	2,150	1,585
Surgery Center Holdings, Inc. 7.25% 4/15/2032[8]	17,580	17,562
Surgery Center Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.07% 12/19/2030[10,11]	3,871	3,864
Tenet Healthcare Corp. 4.625% 6/15/2028	5,630	5,487
Tenet Healthcare Corp. 6.125% 10/1/2028	17,500	17,471
Tenet Healthcare Corp. 4.25% 6/1/2029	17,140	16,342
Tenet Healthcare Corp. 6.75% 5/15/2031	20,010	20,527
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	690	675
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	52,595	50,859
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	77,720	76,342
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	170,030	174,287
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	126,860	123,413
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	11,406	12,240
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	79,475	56,226
UnitedHealth Group, Inc. 4.95% 1/15/2032	11,298	11,409
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,300	7,326
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,300	5,101
Viatris, Inc. 4.00% 6/22/2050	6,778	4,269
		2,112,587
The Income Fund of America — Page 23 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 1.22%	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	USD975	$962
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,443
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,159
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,323	3,371
American Tower Corp. 1.45% 9/15/2026	7,408	7,107
American Tower Corp. 3.55% 7/15/2027	2,525	2,481
American Tower Corp. 2.30% 9/15/2031	2,000	1,723
American Tower Corp. 2.95% 1/15/2051	4,250	2,646
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[8]	54,930	43,436
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[8]	27,230	20,035
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[8]	28,400	25,222
Boston Properties, LP 6.75% 12/1/2027	25,000	26,108
Boston Properties, LP 2.90% 3/15/2030	2,310	2,093
Boston Properties, LP 3.25% 1/30/2031	10,206	9,200
Boston Properties, LP 2.55% 4/1/2032	4,508	3,712
Boston Properties, LP 2.45% 10/1/2033	17,096	13,387
Boston Properties, LP 6.50% 1/15/2034	33,896	35,565
Boston Properties, LP 5.75% 1/15/2035	23,321	23,013
Brookfield Property REIT, Inc. 5.75% 5/15/2026[8]	12,907	12,799
Equinix, Inc. 1.45% 5/15/2026	13,335	12,903
ERP Operating, LP 4.65% 9/15/2034	2,274	2,186
Extra Space Storage, LP 2.35% 3/15/2032	1,949	1,622
Forestar Group, Inc. 6.50% 3/15/2033[8]	37,785	36,785
Howard Hughes Corp. (The) 5.375% 8/1/2028[8]	77,180	74,429
Howard Hughes Corp. (The) 4.125% 2/1/2029[8]	58,830	53,942
Howard Hughes Corp. (The) 4.375% 2/1/2031[8]	90,370	80,219
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,300	2,769
Iron Mountain, Inc. 4.875% 9/15/2027[8]	1,875	1,850
Iron Mountain, Inc. 5.00% 7/15/2028[8]	9,311	9,114
Iron Mountain, Inc. 4.875% 9/15/2029[8]	9,300	8,968
Iron Mountain, Inc. 5.25% 7/15/2030[8]	33,830	32,818
Iron Mountain, Inc. 4.50% 2/15/2031[8]	43,400	40,250
Iron Mountain, Inc. 6.25% 1/15/2033[8]	28,260	28,234
Kennedy-Wilson, Inc. 4.75% 3/1/2029	55,047	49,636
Kennedy-Wilson, Inc. 4.75% 2/1/2030	81,396	71,869
Kennedy-Wilson, Inc. 5.00% 3/1/2031	53,703	46,005
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[8]	26,434	25,778
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[8]	19,183	18,381
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[8]	10,500	10,799
MPT Operating Partnership, LP 5.00% 10/15/2027	178,331	157,688
MPT Operating Partnership, LP 4.625% 8/1/2029	14,715	11,226
MPT Operating Partnership, LP 8.50% 2/15/2032[8]	99,141	100,807
Park Intermediate Holdings, LLC 5.875% 10/1/2028[8]	5,010	4,894
Park Intermediate Holdings, LLC 4.875% 5/15/2029[8]	22,600	21,181
Park Intermediate Holdings, LLC 7.00% 2/1/2030[8]	8,695	8,711
Pebblebrook Hotel, LP 6.375% 10/15/2029[8]	29,400	28,903
Prologis, LP 4.875% 6/15/2028	3,841	3,914
Prologis, LP 4.75% 6/15/2033	2,957	2,911
Prologis, LP 5.00% 3/15/2034	3,445	3,415
Prologis, LP 5.00% 1/31/2035	1,721	1,702
Public Storage Operating Co. 1.85% 5/1/2028	8,037	7,521
Public Storage Operating Co. 1.95% 11/9/2028	8,107	7,518
Public Storage Operating Co. 2.30% 5/1/2031	3,242	2,857
RLJ Lodging Trust, LP 3.75% 7/1/2026[8]	2,120	2,080
The Income Fund of America — Page 24 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
RLJ Lodging Trust, LP 4.00% 9/15/2029[8]	USD6,265	$5,668
Scentre Group Trust 1 3.25% 10/28/2025[8]	9,115	9,049
Scentre Group Trust 1 3.75% 3/23/2027[8]	2,500	2,469
Service Properties Trust 5.25% 2/15/2026	4,070	4,023
Service Properties Trust 4.75% 10/1/2026	19,605	19,004
Service Properties Trust 4.95% 2/15/2027	27,618	26,282
Service Properties Trust 5.50% 12/15/2027	27,165	25,903
Service Properties Trust 3.95% 1/15/2028	56,065	49,501
Service Properties Trust 8.375% 6/15/2029	52,506	51,401
Service Properties Trust 4.95% 10/1/2029	30,822	24,225
Service Properties Trust 4.375% 2/15/2030	34,840	26,010
Service Properties Trust 8.625% 11/15/2031[8]	39,615	42,069
Service Properties Trust 8.875% 6/15/2032	20,406	19,747
Simon Property Group, LP 3.50% 9/1/2025	3,250	3,237
Simon Property Group, LP 2.65% 7/15/2030	3,350	3,060
Sun Communities Operating, LP 2.30% 11/1/2028	2,566	2,388
Sun Communities Operating, LP 2.70% 7/15/2031	1,941	1,697
VICI Properties, LP 4.25% 12/1/2026[8]	3,660	3,625
VICI Properties, LP 3.875% 2/15/2029[8]	14,460	13,862
VICI Properties, LP 4.625% 12/1/2029[8]	140	136
VICI Properties, LP 4.125% 8/15/2030[8]	14,885	14,054
		1,560,757
Information technology 1.12%
Accenture Capital, Inc. 4.25% 10/4/2031	8,263	8,178
Accenture Capital, Inc. 4.50% 10/4/2034	7,868	7,587
Acuris Finance US, Inc. 9.00% 8/1/2029[8]	14,325	13,725
ams-OSRAM AG 12.25% 3/30/2029[8]	21,575	21,889
Analog Devices, Inc. 5.05% 4/1/2034	3,616	3,662
Analog Devices, Inc. 5.30% 4/1/2054	4,974	4,676
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[8]	17,037	16,243
Broadcom Corp. 3.875% 1/15/2027	3,384	3,361
Broadcom, Inc. 3.15% 11/15/2025	564	560
Broadcom, Inc. 5.05% 7/12/2027	2,000	2,032
Broadcom, Inc. 5.05% 7/12/2029	3,569	3,640
Broadcom, Inc. 4.35% 2/15/2030	9,019	8,913
Broadcom, Inc. 5.15% 11/15/2031	2,938	2,996
Broadcom, Inc. 4.55% 2/15/2032	2,661	2,610
Broadcom, Inc. 4.80% 10/15/2034	2,679	2,609
Broadcom, Inc. 3.187% 11/15/2036[8]	739	603
Cisco Systems, Inc. 4.95% 2/26/2031	6,690	6,886
Cisco Systems, Inc. 5.05% 2/26/2034	2,269	2,297
Cisco Systems, Inc. 5.10% 2/24/2035	17,098	17,328
Cloud Software Group, Inc. 6.50% 3/31/2029[8]	48,410	48,473
Cloud Software Group, Inc. 9.00% 9/30/2029[8]	77,190	77,848
Cloud Software Group, Inc. 8.25% 6/30/2032[8]	29,200	30,482
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.799% 3/30/2029[10,11]	52,688	52,142
CommScope Technologies, LLC 5.00% 3/15/2027[8]	96,764	84,317
CommScope, LLC 8.25% 3/1/2027[8]	63,998	58,377
CommScope, LLC 7.125% 7/1/2028[8]	16,551	14,079
CommScope, LLC 9.50% 12/15/2031[8]	4,125	4,223
Diebold Nixdorf, Inc. 7.75% 3/31/2030[2,8]	124,435	129,863
Ellucian Holdings, Inc. 6.50% 12/1/2029[8]	18,775	18,803
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.072% 11/22/2032[10,11]	5,650	5,675
The Income Fund of America — Page 25 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Entegris, Inc. 3.625% 5/1/2029[8]	USD30,000	$27,656
Fair Isaac Corp. 4.00% 6/15/2028[8]	11,530	11,069
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[6,10,11]	33,389	33,557
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[6,10,11]	278	279
Gartner, Inc. 4.50% 7/1/2028[8]	14,275	14,083
Helios Software Holdings, Inc. 8.75% 5/1/2029[8]	43,925	42,697
Hughes Satellite Systems Corp. 5.25% 8/1/2026	138,946	129,677
Hughes Satellite Systems Corp. 6.625% 8/1/2026	101,302	82,367
ION Trading Technologies SARL 9.50% 5/30/2029[8]	28,365	27,612
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.322% 3/20/2033[10,11]	16,750	16,446
Microchip Technology, Inc. 5.05% 3/15/2029	8,175	8,191
Microchip Technology, Inc. 5.05% 2/15/2030	12,497	12,447
NCR Atleos Corp. 9.50% 4/1/2029[8]	59,983	64,591
NCR Voyix Corp. 5.125% 4/15/2029[8]	4,281	4,122
Oracle Corp. 4.80% 8/3/2028	2,000	2,027
Oracle Corp. 5.25% 2/3/2032	9,744	9,883
Oracle Corp. 5.50% 8/3/2035	14,291	14,356
Oracle Corp. 6.00% 8/3/2055	3,000	2,921
Shift4 Payments, LLC, 6.75% 8/15/2032[8]	14,530	14,749
Synaptics, Inc. 4.00% 6/15/2029[8]	3,700	3,425
Synopsys, Inc. 5.15% 4/1/2035	10,279	10,305
Synopsys, Inc. 5.70% 4/1/2055	8,351	8,079
Texas Instruments, Inc. 4.60% 2/8/2029	4,408	4,478
Texas Instruments, Inc. 4.85% 2/8/2034	2,294	2,311
UKG, Inc. 6.875% 2/1/2031[8]	13,825	14,236
Viasat, Inc. 5.625% 9/15/2025[8]	15,375	15,384
Viasat, Inc. 5.625% 4/15/2027[8]	95,464	93,627
Viasat, Inc. 6.50% 7/15/2028[8]	27,508	24,217
Viasat, Inc. 7.50% 5/30/2031[8]	68,280	52,051
Viavi Solutions, Inc. 3.75% 10/1/2029[8]	4,675	4,289
Wolfspeed, Inc. 2.00% PIK and 9.88% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[3,6,9,12]	20,732	20,836
		1,426,045
Industrials 0.99%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[8]	2,637	2,622
AAR Escrow Issuer, LLC 6.75% 3/15/2029[8]	15,509	15,891
Air Lease Corp. 2.875% 1/15/2026	5,916	5,833
Air Lease Corp. 2.20% 1/15/2027	934	898
Allison Transmission, Inc. 3.75% 1/30/2031[8]	25,185	22,649
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.572% 9/29/2031[10,11]	38,793	38,381
Amentum Holdings, Inc. 7.25% 8/1/2032[8]	28,260	28,773
American Airlines, Inc. 8.50% 5/15/2029[8]	22,670	23,119
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,674
Aramark Services, Inc. 5.00% 2/1/2028[8]	18,290	18,015
ATI, Inc. 4.875% 10/1/2029	30,055	28,744
ATI, Inc. 7.25% 8/15/2030	14,815	15,423
ATI, Inc. 5.125% 10/1/2031	15,485	14,669
Avis Budget Car Rental, LLC 5.75% 7/15/2027[8]	12,175	11,821
Avis Budget Car Rental, LLC 5.375% 3/1/2029[8]	18,760	17,287
Avis Budget Car Rental, LLC 8.00% 2/15/2031[8]	6,700	6,663
Axon Enterprise, Inc. 6.25% 3/15/2033[8]	2,755	2,815
BAE Systems PLC 5.00% 3/26/2027[8]	3,000	3,040
BAE Systems PLC 5.125% 3/26/2029[8]	7,348	7,505
BAE Systems PLC 5.25% 3/26/2031[8]	5,564	5,706
The Income Fund of America — Page 26 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
BAE Systems PLC 5.30% 3/26/2034[8]	USD6,357	$6,437
BAE Systems PLC 5.50% 3/26/2054[8]	1,750	1,701
Boeing Co. (The) 3.10% 5/1/2026	500	492
Boeing Co. (The) 5.04% 5/1/2027	4,500	4,532
Boeing Co. (The) 3.25% 3/1/2028	1,025	982
Boeing Co. (The) 6.298% 5/1/2029	15,658	16,475
Boeing Co. (The) 5.15% 5/1/2030	7,095	7,165
Boeing Co. (The) 3.625% 2/1/2031	2,720	2,543
Boeing Co. (The) 6.388% 5/1/2031	2,425	2,590
Boeing Co. (The) 3.60% 5/1/2034	5,750	4,964
Boeing Co. (The) 6.528% 5/1/2034	27,805	29,887
Boeing Co. (The) 3.90% 5/1/2049	800	560
Boeing Co. (The) 5.805% 5/1/2050	8,169	7,663
Boeing Co. (The) 6.858% 5/1/2054	3,206	3,428
Boeing Co. (The) 7.008% 5/1/2064	2,350	2,515
Brink’s Co. (The) 4.625% 10/15/2027[8]	12,800	12,611
Brink’s Co. (The) 6.50% 6/15/2029[8]	4,755	4,850
Brink’s Co. (The) 6.75% 6/15/2032[8]	7,500	7,685
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	8,500	6,200
BWX Technologies, Inc. 4.125% 6/30/2028[8]	5,190	4,990
BWX Technologies, Inc. 4.125% 4/15/2029[8]	8,595	8,195
Canadian Pacific Railway Co. 1.75% 12/2/2026	3,015	2,896
Canadian Pacific Railway Co. 4.80% 3/30/2030	14,873	15,048
Canadian Pacific Railway Co. 5.20% 3/30/2035	4,698	4,719
Canadian Pacific Railway, Co. 3.00% 12/2/2041	1,028	738
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,204	2,072
Chart Industries, Inc. 7.50% 1/1/2030[8]	11,063	11,492
Clarivate Science Holdings Corp. 3.875% 7/1/2028[8]	12,595	11,897
Clarivate Science Holdings Corp. 4.875% 7/1/2029[8]	25,820	23,506
Clean Harbors, Inc. 6.375% 2/1/2031[8]	12,974	13,227
CoreLogic, Inc. 4.50% 5/1/2028[8]	81,186	76,909
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.936% 6/2/2028[10,11]	24,818	24,554
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.936% 6/4/2029[10,11]	13,525	12,925
CSX Corp. 3.80% 3/1/2028	1,300	1,290
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[8]	16,480	16,463
Enviri Corp. 5.75% 7/31/2027[8]	14,770	14,251
EquipmentShare.com, Inc. 9.00% 5/15/2028[8]	4,535	4,621
EquipmentShare.com, Inc. 8.625% 5/15/2032[8]	14,480	14,801
FTAI Aviation Investors, LLC 5.50% 5/1/2028[8]	26,800	26,345
Garda World Security Corp. 8.375% 11/15/2032[8]	7,745	7,647
General Dynamics Corp. 3.625% 4/1/2030	5,433	5,281
Herc Holdings, Inc. 6.625% 6/15/2029[8]	19,575	19,361
Icahn Enterprises, LP 6.25% 5/15/2026	24,564	24,496
Icahn Enterprises, LP 5.25% 5/15/2027	42,205	40,077
Icahn Enterprises, LP 4.375% 2/1/2029	21,525	17,971
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,430	7,551
Lockheed Martin Corp. 5.10% 11/15/2027	3,305	3,397
Lockheed Martin Corp. 4.45% 5/15/2028	7,873	7,961
Lockheed Martin Corp. 5.70% 11/15/2054	6,148	6,130
Mexico City Airport Trust 3.875% 4/30/2028[8]	770	734
Mexico City Airport Trust 5.50% 10/31/2046	2,303	1,834
Mexico City Airport Trust 5.50% 7/31/2047	4,482	3,510
Mexico City Airport Trust 5.50% 7/31/2047[8]	215	168
Mileage Plus Holdings, LLC 6.50% 6/20/2027[8]	14,924	14,983
The Income Fund of America — Page 27 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[8]	USD9,224	$9,236
Moog, Inc. 4.25% 12/9/2027[8]	16,909	16,327
Movida Europe SA 7.85% 4/11/2029[8]	2,500	2,204
Mueller Water Products, Inc. 4.00% 6/15/2029[8]	5,110	4,803
Norfolk Southern Corp. 4.45% 3/1/2033	2,208	2,136
Norfolk Southern Corp. 5.10% 5/1/2035	974	978
Norfolk Southern Corp. 3.05% 5/15/2050	1,727	1,118
Norfolk Southern Corp. 5.35% 8/1/2054	8,613	8,119
Northrop Grumman Corp. 3.25% 1/15/2028	7,495	7,294
Otis Worldwide Corp. 2.293% 4/5/2027	1,940	1,869
Paychex, Inc. 5.60% 4/15/2035	814	829
PM General Purchaser, LLC 9.50% 10/1/2028[8]	4,580	4,427
RB Global Holdings, Inc. 7.75% 3/15/2031[8]	11,040	11,589
Reworld Holding Corp. 4.875% 12/1/2029[8]	19,365	18,114
RTX Corp. 1.90% 9/1/2031	6,250	5,293
RTX Corp. 5.15% 2/27/2033	9,542	9,649
RTX Corp. 5.375% 2/27/2053	3,947	3,712
Sensata Technologies BV 4.00% 4/15/2029[8]	19,310	17,791
Sensata Technologies, Inc. 3.75% 2/15/2031[8]	26,288	23,017
Spirit AeroSystems, Inc. 9.75% 11/15/2030[8]	6,620	7,336
TransDigm, Inc. 5.50% 11/15/2027	35,399	35,262
TransDigm, Inc. 6.75% 8/15/2028[8]	14,390	14,697
TransDigm, Inc. 6.375% 3/1/2029[8]	17,810	18,166
Triton Container International, Ltd. 3.15% 6/15/2031[8]	7,222	6,218
Union Pacific Corp. 3.75% 7/15/2025	3,970	3,966
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,771
Union Pacific Corp. 5.10% 2/20/2035	6,058	6,102
Union Pacific Corp. 2.891% 4/6/2036	2,495	2,049
Union Pacific Corp. 2.95% 3/10/2052	2,250	1,424
Union Pacific Corp. 5.60% 12/1/2054	8,250	8,117
United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,772
United Rentals (North America), Inc. 3.875% 2/15/2031	21,600	19,745
United Rentals (North America), Inc. 3.75% 1/15/2032	10,985	9,806
United Rentals (North America), Inc. 6.125% 3/15/2034[8]	29,140	29,491
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034[8]	975	987
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[8,13]	1,632	12
Waste Pro USA, Inc. 7.00% 2/1/2033[8]	7,165	7,328
WESCO Distribution, Inc. 7.25% 6/15/2028[8]	6,435	6,526
WESCO Distribution, Inc. 6.625% 3/15/2032[8]	20,920	21,306
WESCO Distribution, Inc. 6.375% 3/15/2033[8]	25,770	26,094
XPO, Inc. 7.125% 6/1/2031[8]	6,765	6,932
XPO, Inc. 7.125% 2/1/2032[8]	14,878	15,257
		1,258,717
Materials 0.98%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,607	1,540
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[8]	5,629	5,817
ARD Finance SA 7.25% PIK 6/30/2027[8,9]	17,095	554
Avient Corp. 7.125% 8/1/2030[8]	6,900	7,042
Avient Corp. 6.25% 11/1/2031[8]	7,115	7,045
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[8]	7,585	7,864
Axalta Coating Systems, LLC 4.75% 6/15/2027[8]	14,076	13,912
Ball Corp. 6.875% 3/15/2028	19,100	19,580
Ball Corp. 6.00% 6/15/2029	24,810	25,347
The Income Fund of America — Page 28 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ball Corp. 3.125% 9/15/2031	USD20,755	$18,147
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[8]	21,747	19,929
Capstone Copper Corp. 6.75% 3/31/2033[8]	8,275	8,137
Celanese US Holdings, LLC 6.415% 7/15/2027	34,028	34,334
Celanese US Holdings, LLC 6.60% 11/15/2028	22,109	22,371
Celanese US Holdings, LLC 6.58% 7/15/2029	18,697	18,881
Celanese US Holdings, LLC 6.80% 11/15/2030	30,928	30,947
Celanese US Holdings, LLC 6.629% 7/15/2032	1,312	1,291
Celanese US Holdings, LLC 6.75% 4/15/2033	30,235	28,400
Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[12]	5,318	5,332
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030[8]	893	899
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	1,300	1,290
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	62,300	61,524
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[8]	33,580	30,773
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[8]	36,551	35,443
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[8]	36,895	35,574
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[8]	6,700	5,755
Cleveland-Cliffs, Inc. 7.50% 9/15/2031[8]	37,900	36,710
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[8]	24,110	22,681
Cleveland-Cliffs, Inc. 7.375% 5/1/2033[8]	12,699	11,947
Consolidated Energy Finance SA 12.00% 2/15/2031[8]	12,905	11,650
CRH America, Inc. 5.125% 5/18/2045[8]	350	318
CVR Partners, LP 6.125% 6/15/2028[8]	6,135	5,935
Dow Chemical Co. (The) 5.35% 3/15/2035	4,901	4,766
Dow Chemical Co. (The) 4.80% 5/15/2049	2,075	1,647
Dow Chemical Co. (The) 3.60% 11/15/2050	10,215	6,688
Dow Chemical Co. (The) 5.95% 3/15/2055	8,500	7,930
Element Solutions, Inc. 3.875% 9/1/2028[8]	21,085	19,954
First Quantum Minerals, Ltd. 6.875% 10/15/2027[8]	52,043	51,456
First Quantum Minerals, Ltd. 9.375% 3/1/2029[8]	75,755	79,558
First Quantum Minerals, Ltd. 8.00% 3/1/2033[8]	20,625	20,432
FXI Holdings, Inc. 12.25% 11/15/2026[8]	35,598	31,550
FXI Holdings, Inc. 12.25% 11/15/2026[8]	24,259	21,494
INEOS Finance PLC 6.75% 5/15/2028[8]	16,310	15,939
INEOS Finance PLC 7.50% 4/15/2029[8]	6,920	6,508
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[8]	2,875	2,687
Kaiser Aluminum Corp. 4.625% 3/1/2028[8]	20,295	19,550
Linde, Inc. 1.10% 8/10/2030	3,657	3,136
LSB Industries, Inc. 6.25% 10/15/2028[8]	16,910	15,848
Methanex Corp. 5.125% 10/15/2027	57,263	56,260
Minera Mexico, SA de CV 5.625% 2/12/2032[8]	11,045	11,084
Mineral Resources, Ltd. 8.125% 5/1/2027[8]	11,100	10,805
Mineral Resources, Ltd. 8.00% 11/1/2027[8]	8,875	8,441
Mineral Resources, Ltd. 9.25% 10/1/2028[8]	23,240	22,007
Mineral Resources, Ltd. 8.50% 5/1/2030[8]	12,175	11,073
NOVA Chemicals Corp. 5.25% 6/1/2027[8]	13,410	13,270
NOVA Chemicals Corp. 4.25% 5/15/2029[8]	8,830	8,354
NOVA Chemicals Corp. 9.00% 2/15/2030[8]	6,685	7,151
NOVA Chemicals Corp. 7.00% 12/1/2031[8]	8,425	8,716
Novelis Corp. 4.75% 1/30/2030[8]	7,523	7,003
Novelis Corp. 3.875% 8/15/2031[8]	10,632	9,187
Quikrete Holdings, Inc. 6.375% 3/1/2032[8]	5,585	5,621
Quikrete Holdings, Inc. 6.75% 3/1/2033[8]	13,290	13,351
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.572% 2/10/2032[10,11]	5,430	5,331
The Income Fund of America — Page 29 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	USD2,899	$2,911
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	6,838	6,754
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[8]	64,170	61,539
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[8]	38,225	37,172
Sealed Air Corp. 4.00% 12/1/2027[8]	19,239	18,580
Sealed Air Corp. 6.125% 2/1/2028[8]	30,890	31,145
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.31% Cash 1/16/2026[9,10,11]	9,052	8,826
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.33% Cash 10/10/2028[9,10,11]	9,101	9,147
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.30% Cash 10/10/2028[9,10,11]	14,981	12,621
Warrior Met Coal, Inc. 7.875% 12/1/2028[8]	23,007	23,235
Westlake Corp. 5.00% 8/15/2046	350	298
Westlake Corp. 4.375% 11/15/2047	300	231
		1,256,225
Utilities 0.85%
American Electric Power Co., Inc. 4.30% 12/1/2028	2,280	2,264
American Water Capital Corp. 2.80% 5/1/2030	950	875
Calpine Corp. 5.125% 3/15/2028[8]	12,315	12,209
Calpine Corp. 3.75% 3/1/2031[8]	12,570	11,640
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[8]	2,500	2,407
Colbun SA 3.95% 10/11/2027[8]	1,554	1,525
Comision Federal de Electricidad 4.688% 5/15/2029[8]	14,525	14,021
Comision Federal de Electricidad 3.348% 2/9/2031	9,000	7,721
Comision Federal de Electricidad 3.875% 7/26/2033	7,531	6,209
Comision Federal de Electricidad 6.45% 1/24/2035[8]	8,000	7,677
Commonwealth Edison Co. 3.85% 3/15/2052	3,848	2,841
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	3,300	3,258
Consumers Energy Co. 4.50% 1/15/2031	3,500	3,517
Consumers Energy Co. 4.625% 5/15/2033	5,826	5,699
Consumers Energy Co. 5.05% 5/15/2035	5,525	5,543
DTE Energy Co. 4.95% 7/1/2027	1,075	1,086
Duke Energy Indiana, LLC 4.90% 7/15/2043	12,285	11,154
Duke Energy Indiana, LLC 3.25% 10/1/2049	1,727	1,147
Duke Energy Progress, LLC 4.15% 12/1/2044	987	806
Edison International 4.125% 3/15/2028	7,566	7,310
Edison International 5.25% 11/15/2028	8,575	8,523
Edison International 5.45% 6/15/2029	9,732	9,673
Edison International 6.95% 11/15/2029	4,179	4,356
Edison International 6.25% 3/15/2030	9,150	9,279
Edison International 5.25% 3/15/2032	16,500	15,761
Electricite de France SA 6.25% 5/23/2033[8]	5,121	5,400
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[8,12]	4,000	4,484
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[12]	35,774	35,912
Entergy Louisiana, LLC 5.15% 9/15/2034	7,050	7,074
Eversource Energy 5.50% 1/1/2034	1,650	1,651
FirstEnergy Corp. 1.60% 1/15/2026	989	965
FirstEnergy Corp. 2.65% 3/1/2030	3,154	2,862
FirstEnergy Corp. 2.25% 9/1/2030	150	132
FirstEnergy Corp., Series B, 3.90% 7/15/2027	47,834	47,295
FirstEnergy Transmission, LLC 2.866% 9/15/2028[8]	10,000	9,490
Georgia Power Co. 3.70% 1/30/2050	1,200	883
The Income Fund of America — Page 30 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Israel Electric Corp., Ltd. 8.10% 12/15/2096[8]	USD4,905	$6,421
Ithaca Energy (North sea) PLC 8.125% 10/15/2029[8]	11,310	11,349
Jersey Central Power & Light Co. 2.75% 3/1/2032[8]	1,025	885
Long Ridge Energy, LLC, 8.75% 2/15/2032[8]	22,185	21,157
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.322% 3/28/2031[10,11]	8,263	8,152
MidAmerican Energy Co. 5.85% 9/15/2054	2,325	2,354
Monongahela Power Co. 3.55% 5/15/2027[8]	2,550	2,509
Northern States Power Co. 5.05% 5/15/2035	4,025	4,040
Northern States Power Co. 5.65% 5/15/2055	900	893
Pacific Gas and Electric Co. 3.15% 1/1/2026	42,725	42,199
Pacific Gas and Electric Co. 2.95% 3/1/2026	21,350	21,004
Pacific Gas and Electric Co. 3.30% 3/15/2027	546	533
Pacific Gas and Electric Co. 5.45% 6/15/2027	4,214	4,270
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,034	974
Pacific Gas and Electric Co. 3.30% 12/1/2027	20,719	19,984
Pacific Gas and Electric Co. 3.00% 6/15/2028	9,085	8,603
Pacific Gas and Electric Co. 3.75% 7/1/2028	11,090	10,746
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,874	7,834
Pacific Gas and Electric Co. 6.10% 1/15/2029	2,400	2,482
Pacific Gas and Electric Co. 4.55% 7/1/2030	66,496	64,539
Pacific Gas and Electric Co. 2.50% 2/1/2031	22,226	19,196
Pacific Gas and Electric Co. 3.25% 6/1/2031	7,678	6,854
Pacific Gas and Electric Co. 4.40% 3/1/2032	458	428
Pacific Gas and Electric Co. 5.90% 6/15/2032	10,213	10,357
Pacific Gas and Electric Co. 6.15% 1/15/2033	8,193	8,361
Pacific Gas and Electric Co. 6.40% 6/15/2033	40,541	41,940
Pacific Gas and Electric Co. 6.95% 3/15/2034	8,428	9,046
Pacific Gas and Electric Co. 5.80% 5/15/2034	8,506	8,497
Pacific Gas and Electric Co. 5.70% 3/1/2035	20,545	20,272
Pacific Gas and Electric Co. 3.30% 8/1/2040	3,333	2,409
Pacific Gas and Electric Co. 3.75% 8/15/2042	9,685	6,955
Pacific Gas and Electric Co. 4.95% 7/1/2050	11,145	8,991
Pacific Gas and Electric Co. 3.50% 8/1/2050	5,053	3,237
Pacific Gas and Electric Co. 6.70% 4/1/2053	5,290	5,357
Pacific Gas and Electric Co. 5.90% 10/1/2054	525	481
PacifiCorp 5.30% 2/15/2031	2,275	2,338
PacifiCorp 5.45% 2/15/2034	16,303	16,435
PacifiCorp 4.125% 1/15/2049	5,481	4,133
PacifiCorp 4.15% 2/15/2050	3,536	2,652
PacifiCorp 3.30% 3/15/2051	3,586	2,302
PacifiCorp 2.90% 6/15/2052	2,619	1,538
PacifiCorp 5.35% 12/1/2053	12,684	11,335
PacifiCorp 5.50% 5/15/2054	13,275	12,033
PacifiCorp 5.80% 1/15/2055	22,138	21,141
PG&E Corp. 5.00% 7/1/2028	52,990	51,734
PG&E Corp. 5.25% 7/1/2030	69,443	66,962
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[12]	41,205	40,104
Progress Energy, Inc. 7.00% 10/30/2031	3,750	4,149
Public Service Company of Colorado 5.35% 5/15/2034	1,877	1,889
Public Service Company of Colorado 5.75% 5/15/2054	1,700	1,655
Public Service Company of Colorado 5.85% 5/15/2055	401	394
Public Service Electric and Gas Co. 3.15% 1/1/2050	1,700	1,135
Southern California Edison Co. 5.25% 3/15/2030	22,950	23,182
The Income Fund of America — Page 31 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 6.20% 9/15/2055	USD11,925	$11,618
Southern California Edison Co. 3.70% 8/1/2025	450	448
Southern California Edison Co. 4.20% 3/1/2029	8,020	7,851
Southern California Edison Co. 2.85% 8/1/2029	8,900	8,200
Southern California Edison Co. 2.25% 6/1/2030	176	154
Southern California Edison Co. 5.45% 6/1/2031	8,900	9,007
Southern California Edison Co. 2.75% 2/1/2032	5,656	4,822
Southern California Edison Co. 5.45% 3/1/2035	408	396
Southern California Edison Co. 5.75% 4/1/2035	3,100	3,118
Southern California Edison Co. 5.35% 7/15/2035	16,012	15,340
Southern California Edison Co. 5.625% 2/1/2036	16,750	16,447
Southern California Edison Co. 4.50% 9/1/2040	12,324	10,200
Southern California Edison Co. 3.60% 2/1/2045	8,000	5,475
Southern California Edison Co. 3.65% 2/1/2050	3,895	2,587
Southern California Edison Co. 5.90% 3/1/2055	1,825	1,680
Southern Co. (The) 4.25% 7/1/2036	1,300	1,179
Southwestern Electric Power Co. 1.65% 3/15/2026	5,075	4,950
Talen Energy Supply, LLC 8.625% 6/1/2030[8]	13,294	14,207
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.818% 5/17/2030[10,11]	16,820	16,803
Union Electric Co. 5.125% 3/15/2055	350	317
Virginia Electric & Power 2.40% 3/30/2032	3,525	3,010
Wisconsin Electric Power Co. 4.60% 10/1/2034	800	781
Wisconsin Electric Power Co. 5.05% 10/1/2054	750	668
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	247
Xcel Energy, Inc. 4.75% 3/21/2028	2,450	2,470
Xcel Energy, Inc. 2.60% 12/1/2029	3,000	2,746
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	2,161
		1,077,951
Consumer staples 0.69%
7-Eleven, Inc. 0.95% 2/10/2026[8]	3,950	3,836
Altria Group, Inc. 5.625% 2/6/2035	1,168	1,182
Altria Group, Inc. 5.80% 2/14/2039	16,525	16,390
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	6,817	6,347
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,085	2,065
B&G Foods, Inc. 5.25% 9/15/2027	21,515	20,218
B&G Foods, Inc. 8.00% 9/15/2028[8]	5,760	5,722
BAT Capital Corp. 3.557% 8/15/2027	500	491
BAT Capital Corp. 2.259% 3/25/2028	8,610	8,101
BAT Capital Corp. 6.343% 8/2/2030	12,073	12,912
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,753
BAT Capital Corp. 6.421% 8/2/2033	2,828	3,029
BAT Capital Corp. 5.625% 8/15/2035	10,472	10,520
BAT Capital Corp. 4.54% 8/15/2047	1,333	1,050
BAT International Finance PLC 3.95% 6/15/2025[8]	7,500	7,488
BAT International Finance PLC 1.668% 3/25/2026	3,050	2,969
BAT International Finance PLC 4.448% 3/16/2028	8,000	8,011
Campbells Co. (The) 4.75% 3/23/2035	3,734	3,577
Campbells Co. (The) 5.25% 10/13/2054	469	421
Central Garden & Pet Co. 4.125% 10/15/2030	40,146	36,818
Central Garden & Pet Co. 4.125% 4/30/2031[8]	32,375	29,177
Coca-Cola Co. 4.65% 8/14/2034	2,898	2,898
Constellation Brands, Inc. 4.40% 11/15/2025	1,930	1,927
Constellation Brands, Inc. 4.80% 5/1/2030	1,455	1,458
The Income Fund of America — Page 32 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 2.25% 8/1/2031	USD3,713	$3,180
Coty, Inc. 5.00% 4/15/2026[8]	561	558
Coty, Inc. 4.75% 1/15/2029[8]	10,624	10,231
Coty, Inc. 6.625% 7/15/2030[8]	3,426	3,438
Darling Ingredients, Inc. 5.25% 4/15/2027[8]	19,295	19,102
Darling Ingredients, Inc. 6.00% 6/15/2030[8]	19,560	19,524
Energizer Holdings, Inc. 4.375% 3/31/2029[8]	17,615	16,459
Fiesta Purchaser, Inc. 7.875% 3/1/2031[8]	15,815	16,587
Fiesta Purchaser, Inc. 9.625% 9/15/2032[8]	18,730	19,632
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.572% 2/12/2031[10,11]	4,948	4,914
Ingles Markets, Inc. 4.00% 6/15/2031[8]	25,700	23,288
J. M. Smucker Co. (The) 5.90% 11/15/2028	7,370	7,740
J. M. Smucker Co. (The) 6.20% 11/15/2033	5,195	5,545
J. M. Smucker Co. (The) 6.50% 11/15/2043	708	751
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,099	3,298
JBS USA Holding Lux SARL 2.50% 1/15/2027	12,702	12,262
Kroger Co. 5.00% 9/15/2034	6,865	6,731
Kroger Co. 5.50% 9/15/2054	3,130	2,930
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[8]	43,025	40,412
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[8]	2,035	1,866
Mars, Inc. 4.45% 3/1/2027[8]	15,000	15,097
Mars, Inc. 4.60% 3/1/2028[8]	15,000	15,166
Mars, Inc. 4.80% 3/1/2030[8]	20,126	20,379
Mars, Inc. 5.00% 3/1/2032[8]	22,790	22,984
Mars, Inc. 5.20% 3/1/2035[8]	23,647	23,750
Mars, Inc. 5.65% 5/1/2045[8]	6,205	6,167
Mars, Inc. 5.70% 5/1/2055[8]	23,183	22,868
Mondelez International, Inc. 4.75% 8/28/2034	6,145	6,055
Opal Bidco SAS 6.50% 3/31/2032[8]	18,010	18,029
Performance Food Group, Inc. 5.50% 10/15/2027[8]	12,980	12,887
Performance Food Group, Inc. 4.25% 8/1/2029[8]	12,645	11,985
Performance Food Group, Inc. 6.125% 9/15/2032[8]	11,310	11,328
Philip Morris International Inc. 4.375% 4/30/2030	4,911	4,883
Philip Morris International Inc. 4.875% 4/30/2035	3,667	3,597
Philip Morris International, Inc. 5.125% 11/17/2027	5,947	6,075
Philip Morris International, Inc. 4.875% 2/15/2028	18,750	19,093
Philip Morris International, Inc. 4.625% 11/1/2029	10,794	10,892
Philip Morris International, Inc. 5.625% 11/17/2029	2,850	2,988
Philip Morris International, Inc. 5.125% 2/15/2030	10,323	10,594
Philip Morris International, Inc. 1.75% 11/1/2030	8,486	7,343
Philip Morris International, Inc. 5.125% 2/13/2031	3,982	4,085
Philip Morris International, Inc. 4.75% 11/1/2031	10,044	10,085
Philip Morris International, Inc. 4.90% 11/1/2034	10,955	10,801
Post Holdings, Inc. 5.50% 12/15/2029[8]	20,825	20,469
Post Holdings, Inc. 4.625% 4/15/2030[8]	62,941	59,399
Post Holdings, Inc. 6.25% 2/15/2032[8]	8,961	9,042
Prestige Brands, Inc. 5.125% 1/15/2028[8]	8,162	8,112
Prestige Brands, Inc. 3.75% 4/1/2031[8]	8,045	7,270
Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,151
Reynolds American, Inc. 5.85% 8/15/2045	3,900	3,657
Simmons Foods, Inc. 4.625% 3/1/2029[8]	15,597	14,512
Target Corp. 4.50% 9/15/2034	2,676	2,572
TreeHouse Foods, Inc. 4.00% 9/1/2028	30,260	27,182
The Income Fund of America — Page 33 of 70

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
US Foods, Inc. 4.625% 6/1/2030[8]	USD20,951	$19,979
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	18,165	17,767
		878,051
Municipals 0.00%
Texas Combined Tirz I, LLC 0% 12/7/2062[3,8]	3,400	3,400
Total corporate bonds, notes & loans		20,753,774
Mortgage-backed obligations 4.42% Federal agency mortgage-backed obligations 3.47%
Fannie Mae Pool #AD5692 4.50% 5/1/2025[14]	1	1
Fannie Mae Pool #AD6392 4.50% 5/1/2025[14]	— [4]	— [4]
Fannie Mae Pool #AD8191 4.00% 9/1/2025[14]	5	5
Fannie Mae Pool #AI6180 4.00% 7/1/2026[14]	11	11
Fannie Mae Pool #AL2940 3.50% 11/1/2027[14]	45	44
Fannie Mae Pool #AL8347 4.00% 3/1/2029[14]	8	8
Fannie Mae Pool #FM8013 5.50% 4/1/2031[14]	67	67
Fannie Mae Pool #BM1231 3.50% 11/1/2031[14]	52	51
Fannie Mae Pool #BJ5674 3.00% 1/1/2033[14]	97	95
Fannie Mae Pool #254767 5.50% 6/1/2033[14]	69	71
Fannie Mae Pool #BJ6249 4.00% 9/1/2033[14]	83	82
Fannie Mae Pool #MA3541 4.00% 12/1/2033[14]	90	90
Fannie Mae Pool #BN1085 4.00% 1/1/2034[14]	5	5
Fannie Mae Pool #MA3611 4.00% 3/1/2034[14]	38	38
Fannie Mae Pool #735228 5.50% 2/1/2035[14]	62	64
Fannie Mae Pool #878099 6.00% 4/1/2036[14]	107	112
Fannie Mae Pool #880426 6.00% 4/1/2036[14]	50	52
Fannie Mae Pool #256308 6.00% 7/1/2036[14]	104	109
Fannie Mae Pool #888795 5.50% 11/1/2036[14]	423	436
Fannie Mae Pool #AS8554 3.00% 12/1/2036[14]	8,635	8,181
Fannie Mae Pool #BE4703 3.00% 12/1/2036[14]	478	449
Fannie Mae Pool #936999 6.00% 7/1/2037[14]	300	312
Fannie Mae Pool #945832 6.50% 8/1/2037[14]	52	55
Fannie Mae Pool #888637 6.00% 9/1/2037[14]	686	719
Fannie Mae Pool #950991 6.00% 10/1/2037[14]	217	225
Fannie Mae Pool #995674 6.00% 5/1/2038[14]	381	400
Fannie Mae Pool #929964 6.00% 9/1/2038[14]	223	234
Fannie Mae Pool #AE0967 3.50% 6/1/2039[14]	65	61
Fannie Mae Pool #AC0479 6.00% 9/1/2039[14]	138	143
Fannie Mae Pool #AE0443 6.50% 10/1/2039[14]	84	89
Fannie Mae Pool #932274 4.50% 12/1/2039[14]	3,387	3,353
Fannie Mae Pool #AD4927 5.00% 6/1/2040[14]	1,056	1,066
Fannie Mae Pool #AE4483 4.00% 9/1/2040[14]	936	905
Fannie Mae Pool #AE8073 4.00% 12/1/2040[14]	79	77
Fannie Mae Pool #AE0828 3.50% 2/1/2041[14]	27	25
Fannie Mae Pool #AB2470 4.50% 3/1/2041[14]	14	14
Fannie Mae Pool #AI3422 5.00% 5/1/2041[14]	42	43
Fannie Mae Pool #AI4836 5.00% 6/1/2041[14]	35	35
Fannie Mae Pool #MA4387 2.00% 7/1/2041[14]	10,121	8,708
Fannie Mae Pool #AI5571 5.00% 7/1/2041[14]	33	34
Fannie Mae Pool #AI8482 5.00% 8/1/2041[14]	33	33
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[14]	27	26
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[14]	82	79
Fannie Mae Pool #AB4050 4.00% 12/1/2041[14]	155	150
The Income Fund of America — Page 34 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[14]	USD92	$89
Fannie Mae Pool #FS0305 1.50% 1/1/2042[14]	33,793	27,940
Fannie Mae Pool #890407 4.00% 2/1/2042[14]	221	214
Fannie Mae Pool #AL2745 4.00% 3/1/2042[14]	637	615
Fannie Mae Pool #AB5377 3.50% 6/1/2042[14]	9,659	9,052
Fannie Mae Pool #AO9140 3.50% 7/1/2042[14]	3,308	3,100
Fannie Mae Pool #AU3742 3.50% 8/1/2043[14]	1,963	1,839
Fannie Mae Pool #AU8813 4.00% 11/1/2043[14]	1,132	1,091
Fannie Mae Pool #AU9348 4.00% 11/1/2043[14]	776	749
Fannie Mae Pool #AU9350 4.00% 11/1/2043[14]	730	704
Fannie Mae Pool #FM9416 3.50% 7/1/2045[14]	23,073	21,299
Fannie Mae Pool #AL8354 3.50% 10/1/2045[14]	3,484	3,234
Fannie Mae Pool #AL8522 3.50% 5/1/2046[14]	7,616	7,041
Fannie Mae Pool #AS8310 3.00% 11/1/2046[14]	1,270	1,141
Fannie Mae Pool #BM1179 3.00% 4/1/2047[14]	1,520	1,364
Fannie Mae Pool #947661 6.50% 10/1/2047[14]	29	29
Fannie Mae Pool #947554 7.00% 10/1/2047[14]	129	137
Fannie Mae Pool #920015 7.00% 10/1/2047[14]	33	34
Fannie Mae Pool #CA0770 3.50% 11/1/2047[14]	262	240
Fannie Mae Pool #CA0854 3.50% 12/1/2047[14]	4,891	4,489
Fannie Mae Pool #BM4413 4.50% 12/1/2047[14]	2,629	2,562
Fannie Mae Pool #FM7341 4.00% 3/1/2048[14]	23	22
Fannie Mae Pool #CA1542 4.00% 4/1/2048[14]	4,390	4,146
Fannie Mae Pool #BF0293 3.00% 7/1/2048[14]	7,213	6,418
Fannie Mae Pool #BF0318 3.50% 8/1/2048[14]	5,572	5,095
Fannie Mae Pool #FM1784 4.00% 9/1/2048[14]	5,949	5,610
Fannie Mae Pool #CA3184 4.00% 3/1/2049[14]	8,192	7,725
Fannie Mae Pool #CA3807 3.00% 7/1/2049[14]	1,519	1,348
Fannie Mae Pool #CA3806 3.00% 7/1/2049[14]	1,018	909
Fannie Mae Pool #CA3814 3.50% 7/1/2049[14]	26,325	24,290
Fannie Mae Pool #CA3976 4.00% 8/1/2049[14]	45,511	42,908
Fannie Mae Pool #FM1668 4.00% 8/1/2049[14]	4,969	4,685
Fannie Mae Pool #CA4112 3.50% 9/1/2049[14]	29,256	26,933
Fannie Mae Pool #FM1589 3.50% 9/1/2049[14]	2,442	2,231
Fannie Mae Pool #BO3491 2.50% 10/1/2049[14]	46	38
Fannie Mae Pool #CA4432 4.00% 10/1/2049[14]	5,281	4,979
Fannie Mae Pool #FM1954 3.50% 11/1/2049[14]	3,866	3,531
Fannie Mae Pool #CA4802 3.50% 12/1/2049[14]	21,699	19,906
Fannie Mae Pool #CA4804 3.50% 12/1/2049[14]	19,097	17,466
Fannie Mae Pool #FM2092 3.50% 12/1/2049[14]	10,823	9,899
Fannie Mae Pool #BN7443 2.50% 3/1/2050[14]	54	46
Fannie Mae Pool #CA5659 2.50% 5/1/2050[14]	1,971	1,643
Fannie Mae Pool #CA5968 2.50% 6/1/2050[14]	15,094	12,761
Fannie Mae Pool #BP5576 2.50% 6/1/2050[14]	6,824	5,690
Fannie Mae Pool #BP5474 2.50% 6/1/2050[14]	6,119	5,102
Fannie Mae Pool #BP5502 2.50% 6/1/2050[14]	2,333	1,945
Fannie Mae Pool #CA6168 2.50% 6/1/2050[14]	2,039	1,700
Fannie Mae Pool #BP5482 2.50% 6/1/2050[14]	485	405
Fannie Mae Pool #BP8762 2.50% 7/1/2050[14]	3,423	2,854
Fannie Mae Pool #FM3720 2.50% 7/1/2050[14]	1,848	1,542
Fannie Mae Pool #CA6349 3.00% 7/1/2050[14]	2,615	2,285
Fannie Mae Pool #FM3920 2.50% 8/1/2050[14]	8,235	6,866
Fannie Mae Pool #FP0058 2.50% 8/1/2050[14]	1,917	1,598
Fannie Mae Pool #CA6593 2.50% 8/1/2050[14]	655	554
The Income Fund of America — Page 35 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BQ0212 2.50% 8/1/2050[14]	USD481	$401
Fannie Mae Pool #FM4021 2.50% 8/1/2050[14]	362	302
Fannie Mae Pool #CA6740 3.00% 8/1/2050[14]	1,490	1,302
Fannie Mae Pool #MA4119 2.00% 9/1/2050[14]	11,988	9,601
Fannie Mae Pool #FM7195 2.50% 9/1/2050[14]	2,565	2,140
Fannie Mae Pool #BQ1844 2.50% 9/1/2050[14]	242	203
Fannie Mae Pool #FP0015 2.50% 9/1/2050[14]	85	71
Fannie Mae Pool #CA7052 3.00% 9/1/2050[14]	361	317
Fannie Mae Pool #CA7278 2.50% 10/1/2050[14]	1,753	1,462
Fannie Mae Pool #FM4377 2.50% 10/1/2050[14]	831	693
Fannie Mae Pool #FM5313 2.50% 10/1/2050[14]	34	28
Fannie Mae Pool #CA7381 3.00% 10/1/2050[14]	2,409	2,105
Fannie Mae Pool #CA7737 2.50% 11/1/2050[14]	17,002	14,359
Fannie Mae Pool #CA7599 2.50% 11/1/2050[14]	8,489	7,190
Fannie Mae Pool #FM5309 2.50% 11/1/2050[14]	1,463	1,219
Fannie Mae Pool #BQ7514 2.50% 11/1/2050[14]	19	16
Fannie Mae Pool #FM4897 3.00% 11/1/2050[14]	4,601	4,108
Fannie Mae Pool #CA8130 2.50% 12/1/2050[14]	14,394	12,113
Fannie Mae Pool #BQ9058 2.50% 12/1/2050[14]	2,137	1,780
Fannie Mae Pool #CA8026 2.50% 12/1/2050[14]	551	461
Fannie Mae Pool #CA8046 3.00% 12/1/2050[14]	7,506	6,699
Fannie Mae Pool #FM5166 3.00% 12/1/2050[14]	1,620	1,415
Fannie Mae Pool #FS9792 4.50% 12/1/2050[14]	208	202
Fannie Mae Pool #MA4237 2.00% 1/1/2051[14]	12,197	9,762
Fannie Mae Pool #CA8601 2.50% 1/1/2051[14]	42,064	35,324
Fannie Mae Pool #CA8480 2.50% 1/1/2051[14]	30,746	26,089
Fannie Mae Pool #FM5608 2.50% 1/1/2051[14]	5,539	4,615
Fannie Mae Pool #FM5944 2.50% 1/1/2051[14]	2,855	2,377
Fannie Mae Pool #CA8828 2.50% 2/1/2051[14]	36,067	30,563
Fannie Mae Pool #FM5713 2.50% 2/1/2051[14]	2,069	1,736
Fannie Mae Pool #CA9233 2.50% 2/1/2051[14]	1,940	1,618
Fannie Mae Pool #CA9291 2.50% 2/1/2051[14]	1,026	854
Fannie Mae Pool #FM5975 2.50% 2/1/2051[14]	358	299
Fannie Mae Pool #CA9302 3.00% 2/1/2051[14]	9,983	8,913
Fannie Mae Pool #CA8969 3.00% 2/1/2051[14]	3,175	2,789
Fannie Mae Pool #CA8968 3.00% 2/1/2051[14]	655	575
Fannie Mae Pool #CA9390 2.50% 3/1/2051[14]	4,898	4,078
Fannie Mae Pool #FM6764 2.50% 3/1/2051[14]	3,165	2,635
Fannie Mae Pool #CB0290 2.00% 4/1/2051[14]	1,609	1,284
Fannie Mae Pool #FM6871 2.50% 4/1/2051[14]	5,943	4,948
Fannie Mae Pool #FM7093 2.50% 4/1/2051[14]	2,127	1,771
Fannie Mae Pool #FS0030 2.50% 4/1/2051[14]	1,872	1,560
Fannie Mae Pool #FM6856 2.50% 4/1/2051[14]	983	826
Fannie Mae Pool #BN9135 2.50% 4/1/2051[14]	586	488
Fannie Mae Pool #CB0191 3.00% 4/1/2051[14]	10,815	9,452
Fannie Mae Pool #CB0193 3.00% 4/1/2051[14]	1,333	1,168
Fannie Mae Pool #MA4325 2.00% 5/1/2051[14]	170,476	135,618
Fannie Mae Pool #CB0396 2.50% 5/1/2051[14]	5,416	4,510
Fannie Mae Pool #FM7527 2.50% 5/1/2051[14]	2,438	2,030
Fannie Mae Pool #FM7408 2.50% 5/1/2051[14]	1,258	1,048
Fannie Mae Pool #CB0517 2.50% 5/1/2051[14]	291	242
Fannie Mae Pool #BT1364 3.00% 5/1/2051[14]	1,459	1,279
Fannie Mae Pool #FM7740 2.50% 6/1/2051[14]	3,382	2,816
Fannie Mae Pool #FM7909 3.00% 6/1/2051[14]	995	872
The Income Fund of America — Page 36 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4378 2.00% 7/1/2051[14]	USD78	$62
Fannie Mae Pool #CB1004 2.50% 7/1/2051[14]	7,432	6,189
Fannie Mae Pool #CB1134 2.50% 7/1/2051[14]	3,371	2,807
Fannie Mae Pool #FM9530 2.50% 7/1/2051[14]	2,649	2,206
Fannie Mae Pool #BT1288 2.50% 7/1/2051[14]	892	743
Fannie Mae Pool #CB1050 2.50% 7/1/2051[14]	472	395
Fannie Mae Pool #CB1304 3.00% 8/1/2051[14]	1,159	1,019
Fannie Mae Pool #FM8692 2.50% 9/1/2051[14]	7,288	6,068
Fannie Mae Pool #FM8436 2.50% 9/1/2051[14]	3,913	3,258
Fannie Mae Pool #FS1630 2.50% 9/1/2051[14]	3,348	2,787
Fannie Mae Pool #FM8761 2.50% 9/1/2051[14]	1,973	1,644
Fannie Mae Pool #BT9828 2.50% 9/1/2051[14]	1,777	1,480
Fannie Mae Pool #FM8745 2.50% 9/1/2051[14]	1,647	1,372
Fannie Mae Pool #BQ7428 2.50% 9/1/2051[14]	1,202	1,006
Fannie Mae Pool #FS5125 2.50% 10/1/2051[14]	2,909	2,421
Fannie Mae Pool #FS3298 2.50% 10/1/2051[14]	1,532	1,275
Fannie Mae Pool #FS4628 3.00% 10/1/2051[14]	2,128	1,865
Fannie Mae Pool #MA4465 2.00% 11/1/2051[14]	12,920	10,286
Fannie Mae Pool #FM9515 2.50% 11/1/2051[14]	1,816	1,520
Fannie Mae Pool #MA4492 2.00% 12/1/2051[14]	1,644	1,308
Fannie Mae Pool #CB2319 2.50% 12/1/2051[14]	4,119	3,477
Fannie Mae Pool #CB2375 2.50% 12/1/2051[14]	4,066	3,425
Fannie Mae Pool #FM9672 2.50% 12/1/2051[14]	2,490	2,076
Fannie Mae Pool #BT9483 2.50% 12/1/2051[14]	1,997	1,686
Fannie Mae Pool #CB2372 2.50% 12/1/2051[14]	1,969	1,660
Fannie Mae Pool #BT9510 2.50% 12/1/2051[14]	1,557	1,316
Fannie Mae Pool #CB2286 2.50% 12/1/2051[14]	914	770
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[14]	1,634	1,302
Fannie Mae Pool #FS4203 2.50% 1/1/2052[14]	2,834	2,359
Fannie Mae Pool #FS0392 2.50% 1/1/2052[14]	2,510	2,089
Fannie Mae Pool #FS5613 2.50% 1/1/2052[14]	2,393	1,992
Fannie Mae Pool #FS6479 2.50% 1/1/2052[14]	1,857	1,548
Fannie Mae Pool #FS8108 2.50% 1/1/2052[14]	373	314
Fannie Mae Pool #BV3076 2.00% 2/1/2052[14]	13,327	10,593
Fannie Mae Pool #MA4547 2.00% 2/1/2052[14]	2,104	1,675
Fannie Mae Pool #BV3083 2.00% 2/1/2052[14]	813	646
Fannie Mae Pool #FS5034 2.50% 2/1/2052[14]	2,397	1,997
Fannie Mae Pool #FS2660 2.50% 2/1/2052[14]	2,065	1,721
Fannie Mae Pool #FS0647 3.00% 2/1/2052[14]	55,642	49,115
Fannie Mae Pool #FS1194 3.00% 2/1/2052[14]	10,923	9,674
Fannie Mae Pool #BV1089 4.00% 2/1/2052[14]	42	40
Fannie Mae Pool #BV3101 2.00% 3/1/2052[14]	1,285	1,021
Fannie Mae Pool #FS1742 2.00% 3/1/2052[14]	1,246	992
Fannie Mae Pool #BV4172 2.00% 3/1/2052[14]	874	694
Fannie Mae Pool #MA4562 2.00% 3/1/2052[14]	845	672
Fannie Mae Pool #CB3744 2.50% 3/1/2052[14]	1,956	1,631
Fannie Mae Pool #BV4040 2.50% 3/1/2052[14]	406	341
Fannie Mae Pool #MA4563 2.50% 3/1/2052[14]	50	42
Fannie Mae Pool #FS1598 2.00% 4/1/2052[14]	1,389	1,104
Fannie Mae Pool #MA4577 2.00% 4/1/2052[14]	664	528
Fannie Mae Pool #CB3354 2.50% 4/1/2052[14]	307	255
Fannie Mae Pool #BV4656 2.50% 4/1/2052[14]	47	39
Fannie Mae Pool #MA4579 3.00% 4/1/2052[14]	6,764	5,889
Fannie Mae Pool #CB3379 4.00% 4/1/2052[14]	334	313
The Income Fund of America — Page 37 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4598 2.50% 5/1/2052[14]	USD1,376	$1,148
Fannie Mae Pool #BV9644 2.50% 5/1/2052[14]	724	605
Fannie Mae Pool #FS7329 2.00% 6/1/2052[14]	1,617	1,286
Fannie Mae Pool #FS7944 2.50% 6/1/2052[14]	2,147	1,788
Fannie Mae Pool #BW7323 2.50% 6/1/2052[14]	1,443	1,207
Fannie Mae Pool #MA4626 4.00% 6/1/2052[14]	11,773	10,999
Fannie Mae Pool #CB4021 4.00% 6/1/2052[14]	677	633
Fannie Mae Pool #FS6986 2.00% 7/1/2052[14]	3,370	2,680
Fannie Mae Pool #FS6631 2.50% 7/1/2052[14]	1,006	840
Fannie Mae Pool #FS5493 2.50% 7/1/2052[14]	112	93
Fannie Mae Pool #BW6043 2.50% 7/1/2052[14]	43	36
Fannie Mae Pool #FS2654 4.00% 8/1/2052[14]	3,142	2,936
Fannie Mae Pool #FS2805 2.50% 9/1/2052[14]	932	777
Fannie Mae Pool #MA4768 2.50% 9/1/2052[14]	31	26
Fannie Mae Pool #CB4548 4.00% 9/1/2052[14]	4,339	4,053
Fannie Mae Pool #BW9347 4.50% 9/1/2052[14]	31,669	30,360
Fannie Mae Pool #BW1192 4.50% 9/1/2052[14]	760	728
Fannie Mae Pool #CB4620 5.00% 9/1/2052[14]	15,251	15,047
Fannie Mae Pool #MA4824 2.50% 10/1/2052[14]	73	61
Fannie Mae Pool #MA4785 5.00% 10/1/2052[14]	44	43
Fannie Mae Pool #MA4803 3.50% 11/1/2052[14]	9,070	8,202
Fannie Mae Pool #FS5554 4.50% 11/1/2052[14]	3,596	3,448
Fannie Mae Pool #MA4842 5.50% 12/1/2052[14]	3,661	3,665
Fannie Mae Pool #FS4947 4.00% 1/1/2053[14]	691	645
Fannie Mae Pool #FS5520 4.50% 1/1/2053[14]	1,842	1,764
Fannie Mae Pool #MA4919 5.50% 2/1/2053[14]	515	516
Fannie Mae Pool #FS8509 3.50% 3/1/2053[14]	83,942	75,838
Fannie Mae Pool #FS4191 5.50% 3/1/2053[14]	1,564	1,572
Fannie Mae Pool #MA4977 4.50% 4/1/2053[14]	68,183	65,356
Fannie Mae Pool #MA4978 5.00% 4/1/2053[14]	4,526	4,444
Fannie Mae Pool #MA5027 4.00% 5/1/2053[14]	1,492	1,393
Fannie Mae Pool #FS4563 5.00% 5/1/2053[14]	1,748	1,719
Fannie Mae Pool #FS4840 5.50% 5/1/2053[14]	200	199
Fannie Mae Pool #MA5010 5.50% 5/1/2053[14]	90	90
Fannie Mae Pool #MA5038 5.00% 6/1/2053[14]	176	173
Fannie Mae Pool #BY3612 5.50% 6/1/2053[14]	462	462
Fannie Mae Pool #MA5039 5.50% 6/1/2053[14]	322	322
Fannie Mae Pool #CB6491 6.50% 6/1/2053[14]	2,303	2,394
Fannie Mae Pool #CB6490 6.50% 6/1/2053[14]	817	846
Fannie Mae Pool #CB6468 6.50% 6/1/2053[14]	621	643
Fannie Mae Pool #FS7823 2.00% 7/1/2053[14]	5,659	4,506
Fannie Mae Pool #FS6037 2.50% 7/1/2053[14]	41	34
Fannie Mae Pool #MA5070 4.50% 7/1/2053[14]	21,930	21,011
Fannie Mae Pool #MA5072 5.50% 7/1/2053[14]	1,208	1,209
Fannie Mae Pool #MA5105 4.50% 8/1/2053[14]	21,915	20,979
Fannie Mae Pool #FS6666 5.50% 8/1/2053[14]	19,442	19,460
Fannie Mae Pool #CB7108 5.50% 9/1/2053[14]	9,411	9,423
Fannie Mae Pool #MA5139 6.00% 9/1/2053[14]	784	797
Fannie Mae Pool #CB7332 5.50% 10/1/2053[14]	17,702	17,720
Fannie Mae Pool #MA5165 5.50% 10/1/2053[14]	553	553
Fannie Mae Pool #MA5166 6.00% 10/1/2053[14]	6,214	6,316
Fannie Mae Pool #FS6838 5.50% 11/1/2053[14]	881	881
Fannie Mae Pool #MA5191 6.00% 11/1/2053[14]	1,160	1,179
Fannie Mae Pool #CB7617 6.00% 12/1/2053[14]	7,979	8,101
The Income Fund of America — Page 38 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6873 6.50% 1/1/2054[14]	USD16,873	$17,411
Fannie Mae Pool #MA5283 4.00% 2/1/2054[14]	24,677	23,016
Fannie Mae Pool #FS7990 4.00% 2/1/2054[14]	987	921
Fannie Mae Pool #CB7932 6.00% 2/1/2054[14]	8,172	8,320
Fannie Mae Pool #CB7933 6.50% 2/1/2054[14]	4,940	5,091
Fannie Mae Pool #CB8148 5.50% 3/1/2054[14]	2,398	2,409
Fannie Mae Pool #CB8151 5.50% 3/1/2054[14]	1,258	1,258
Fannie Mae Pool #CB8163 6.00% 3/1/2054[14]	3,731	3,813
Fannie Mae Pool #CB8168 6.00% 3/1/2054[14]	35	35
Fannie Mae Pool #CB8337 5.50% 4/1/2054[14]	16,697	16,713
Fannie Mae Pool #MA5328 6.00% 4/1/2054[14]	2	2
Fannie Mae Pool #DB5160 5.50% 5/1/2054[14]	1,202	1,203
Fannie Mae Pool #MA5388 5.50% 6/1/2054[14]	24,098	24,069
Fannie Mae Pool #FS8131 5.50% 6/1/2054[14]	3,203	3,214
Fannie Mae Pool #FS8153 6.00% 6/1/2054[14]	2,331	2,379
Fannie Mae Pool #DB6878 6.00% 6/1/2054[14]	1,332	1,353
Fannie Mae Pool #FS8223 6.00% 6/1/2054[14]	416	424
Fannie Mae Pool #FS8219 6.00% 6/1/2054[14]	381	390
Fannie Mae Pool #CB8755 6.00% 6/1/2054[14]	67	68
Fannie Mae Pool #CB8842 5.50% 7/1/2054[14]	10,585	10,582
Fannie Mae Pool #BU4699 5.50% 7/1/2054[14]	10,375	10,372
Fannie Mae Pool #DB5213 5.50% 7/1/2054[14]	1,236	1,235
Fannie Mae Pool #MA5421 6.00% 7/1/2054[14]	17,210	17,470
Fannie Mae Pool #BU4700 6.00% 7/1/2054[14]	2,056	2,094
Fannie Mae Pool #CB8858 6.00% 7/1/2054[14]	1,600	1,630
Fannie Mae Pool #FS8318 6.00% 7/1/2054[14]	1,149	1,179
Fannie Mae Pool #DB6901 6.00% 7/1/2054[14]	828	841
Fannie Mae Pool #DB7039 6.00% 7/1/2054[14]	327	333
Fannie Mae Pool #CB8977 5.00% 8/1/2054[14]	11,455	11,246
Fannie Mae Pool #MA5445 6.00% 8/1/2054[14]	82,000	83,240
Fannie Mae Pool #FS8795 6.00% 8/1/2054[14]	4,289	4,355
Fannie Mae Pool #FS8757 6.00% 8/1/2054[14]	928	949
Fannie Mae Pool #FS8758 6.00% 8/1/2054[14]	523	533
Fannie Mae Pool #BU4916 6.00% 8/1/2054[14]	458	467
Fannie Mae Pool #FS8756 6.00% 8/1/2054[14]	376	384
Fannie Mae Pool #BU4968 6.00% 8/1/2054[14]	317	322
Fannie Mae Pool #DB7687 6.00% 8/1/2054[14]	179	183
Fannie Mae Pool #DB7690 6.00% 8/1/2054[14]	130	133
Fannie Mae Pool #DC0296 6.00% 8/1/2054[14]	123	126
Fannie Mae Pool #CB9071 6.50% 8/1/2054[14]	1,625	1,689
Fannie Mae Pool #MA5470 5.50% 9/1/2054[14]	22,368	22,341
Fannie Mae Pool #FS9025 5.50% 9/1/2054[14]	3,916	3,931
Fannie Mae Pool #BU4946 5.50% 9/1/2054[14]	488	488
Fannie Mae Pool #MA5471 6.00% 9/1/2054[14]	10,929	11,095
Fannie Mae Pool #FS8866 6.00% 9/1/2054[14]	948	968
Fannie Mae Pool #MA5497 5.50% 10/1/2054[14]	2,978	2,975
Fannie Mae Pool #MA5530 5.00% 11/1/2054[14]	68,185	66,790
Fannie Mae Pool #CB9770 4.50% 12/1/2054[14]	775	742
Fannie Mae Pool #CB9768 4.50% 12/1/2054[14]	290	278
Fannie Mae Pool #MA5552 5.00% 12/1/2054[14]	1,815	1,778
Fannie Mae Pool #BU5361 5.00% 12/1/2054[14]	1,784	1,750
Fannie Mae Pool #CB9616 5.50% 12/1/2054[14]	2,241	2,239
Fannie Mae Pool #BU5233 6.00% 12/1/2054[14]	5,267	5,364
Fannie Mae Pool #DC7823 6.00% 12/1/2054[14]	1,258	1,277
The Income Fund of America — Page 39 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB9737 5.00% 1/1/2055[14]	USD3,062	$3,003
Fannie Mae Pool #MA5586 5.50% 1/1/2055[14]	97	97
Fannie Mae Pool #CB9840 6.50% 1/1/2055[14]	16,641	17,313
Fannie Mae Pool #CB9836 6.50% 1/1/2055[14]	10,953	11,374
Fannie Mae Pool #FA0608 5.50% 2/1/2055[14]	225,797	225,471
Fannie Mae Pool #MA5615 6.00% 2/1/2055[14]	5,753	5,840
Fannie Mae Pool #MA5647 6.00% 3/1/2055[14]	2,175	2,207
Fannie Mae Pool #MA5674 6.00% 4/1/2055[14]	2,386	2,422
Fannie Mae Pool #MA5699 5.00% 5/1/2055[14]	3,559	3,480
Fannie Mae Pool #BF0133 4.00% 8/1/2056[14]	3,534	3,307
Fannie Mae Pool #BF0167 3.00% 2/1/2057[14]	732	641
Fannie Mae Pool #BF0264 3.50% 5/1/2058[14]	10,719	9,668
Fannie Mae Pool #BF0332 3.00% 1/1/2059[14]	55,827	48,279
Fannie Mae Pool #BM6736 4.50% 11/1/2059[14]	18,632	18,014
Fannie Mae Pool #BF0497 3.00% 7/1/2060[14]	13,035	11,269
Fannie Mae Pool #BF0546 2.50% 7/1/2061[14]	11,394	9,152
Fannie Mae Pool #BF0548 3.00% 7/1/2061[14]	4,631	3,934
Fannie Mae Pool #BF0762 3.00% 9/1/2063[14]	696	594
Fannie Mae Pool #BF0784 3.50% 12/1/2063[14]	24,879	22,092
Fannie Mae Pool #BF0786 4.00% 12/1/2063[14]	4,635	4,295
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[14]	115	122
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[14]	250	262
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[14]	50	51
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[14]	69	73
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[14]	73	75
Fannie Mae, Series 2002-W1, Class 2A, 4.465% 2/25/2042[11,14]	167	167
Freddie Mac Pool #J38387 3.00% 1/1/2033[14]	22	21
Freddie Mac Pool #G04805 4.50% 12/1/2035[14]	1,785	1,771
Freddie Mac Pool #K93772 3.00% 12/1/2036[14]	303	285
Freddie Mac Pool #K93766 3.00% 12/1/2036[14]	295	277
Freddie Mac Pool #G04553 6.50% 9/1/2038[14]	207	216
Freddie Mac Pool #G08353 4.50% 7/1/2039[14]	157	156
Freddie Mac Pool #A87892 5.00% 8/1/2039[14]	388	398
Freddie Mac Pool #A87873 5.00% 8/1/2039[14]	154	155
Freddie Mac Pool #G05937 4.50% 8/1/2040[14]	3,602	3,579
Freddie Mac Pool #RB5071 2.00% 9/1/2040[14]	28,162	24,326
Freddie Mac Pool #A96488 5.00% 1/1/2041[14]	13	13
Freddie Mac Pool #SC0149 2.00% 3/1/2041[14]	25,195	21,739
Freddie Mac Pool #Q02676 4.50% 8/1/2041[14]	263	257
Freddie Mac Pool #Q02849 4.50% 8/1/2041[14]	202	199
Freddie Mac Pool #G07189 4.50% 3/1/2042[14]	344	342
Freddie Mac Pool #G07221 4.50% 6/1/2042[14]	556	553
Freddie Mac Pool #Q23190 4.00% 11/1/2043[14]	1,062	1,026
Freddie Mac Pool #Q23185 4.00% 11/1/2043[14]	847	817
Freddie Mac Pool #Z40130 3.00% 1/1/2046[14]	4,159	3,805
Freddie Mac Pool #G60559 4.00% 4/1/2046[14]	4,777	4,545
Freddie Mac Pool #Q41090 4.50% 6/1/2046[14]	524	512
Freddie Mac Pool #Q41909 4.50% 7/1/2046[14]	1,031	1,009
Freddie Mac Pool #V82662 4.00% 10/1/2046[14]	3,072	2,919
Freddie Mac Pool #Q44400 4.00% 11/1/2046[14]	3,100	2,945
Freddie Mac Pool #SD0470 4.00% 11/1/2047[14]	5,876	5,543
Freddie Mac Pool #G61733 3.00% 12/1/2047[14]	5,362	4,782
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[14]	3,760	3,546
Freddie Mac Pool #G61628 3.50% 9/1/2048[14]	502	461
The Income Fund of America — Page 40 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Z40273 4.50% 10/1/2048[14]	USD319	$311
Freddie Mac Pool #SD0045 4.50% 11/1/2048[14]	14,761	14,386
Freddie Mac Pool #ZN3568 4.50% 2/1/2049[14]	7	7
Freddie Mac Pool #SD7503 3.50% 8/1/2049[14]	2,854	2,614
Freddie Mac Pool #SD7508 3.50% 10/1/2049[14]	11,623	10,696
Freddie Mac Pool #QA4396 2.50% 11/1/2049[14]	16	14
Freddie Mac Pool #RA1744 4.00% 11/1/2049[14]	19,320	18,215
Freddie Mac Pool #QA5125 3.50% 12/1/2049[14]	15,987	14,666
Freddie Mac Pool #RA2854 2.50% 6/1/2050[14]	257	214
Freddie Mac Pool #RA3022 2.50% 6/1/2050[14]	46	38
Freddie Mac Pool #QB1397 2.50% 7/1/2050[14]	2,349	1,959
Freddie Mac Pool #RA3054 2.50% 7/1/2050[14]	1,325	1,105
Freddie Mac Pool #RA3055 2.50% 7/1/2050[14]	201	168
Freddie Mac Pool #RA3384 3.00% 8/1/2050[14]	375	330
Freddie Mac Pool #QB3745 2.50% 9/1/2050[14]	397	334
Freddie Mac Pool #RA3515 2.50% 9/1/2050[14]	111	93
Freddie Mac Pool #RA3506 3.00% 9/1/2050[14]	2,808	2,467
Freddie Mac Pool #SD7525 2.50% 10/1/2050[14]	12,694	10,798
Freddie Mac Pool #RA3771 2.50% 10/1/2050[14]	7,319	6,102
Freddie Mac Pool #SD8106 2.00% 11/1/2050[14]	46,953	37,375
Freddie Mac Pool #SD7528 2.00% 11/1/2050[14]	18,832	15,215
Freddie Mac Pool #RA3987 2.50% 11/1/2050[14]	9,323	7,833
Freddie Mac Pool #QB5662 2.50% 11/1/2050[14]	1,019	857
Freddie Mac Pool #QB5799 2.50% 11/1/2050[14]	60	50
Freddie Mac Pool #RA4206 2.50% 12/1/2050[14]	13,724	11,434
Freddie Mac Pool #RA4179 2.50% 12/1/2050[14]	1,923	1,602
Freddie Mac Pool #RA4216 2.50% 12/1/2050[14]	19	16
Freddie Mac Pool #QB7147 2.50% 1/1/2051[14]	303	254
Freddie Mac Pool #SD0554 2.50% 3/1/2051[14]	2,223	1,851
Freddie Mac Pool #QC1187 2.50% 4/1/2051[14]	1,928	1,606
Freddie Mac Pool #SI2108 2.50% 4/1/2051[14]	886	737
Freddie Mac Pool #RA5288 2.00% 5/1/2051[14]	10,095	8,134
Freddie Mac Pool #QC1292 2.50% 5/1/2051[14]	3,000	2,507
Freddie Mac Pool #SI2106 2.50% 5/1/2051[14]	269	225
Freddie Mac Pool #RA5286 2.50% 5/1/2051[14]	58	49
Freddie Mac Pool #RA5267 3.00% 5/1/2051[14]	1,721	1,507
Freddie Mac Pool #QC3428 2.50% 6/1/2051[14]	1,713	1,427
Freddie Mac Pool #QC4006 2.50% 6/1/2051[14]	501	417
Freddie Mac Pool #SD3095 2.50% 7/1/2051[14]	4,909	4,089
Freddie Mac Pool #RA5559 2.50% 7/1/2051[14]	3,849	3,205
Freddie Mac Pool #QC3551 2.50% 7/1/2051[14]	991	830
Freddie Mac Pool #QC4225 2.50% 7/1/2051[14]	483	405
Freddie Mac Pool #SD7544 3.00% 7/1/2051[14]	615	543
Freddie Mac Pool #QC5575 2.50% 8/1/2051[14]	80	67
Freddie Mac Pool #SD8166 2.00% 9/1/2051[14]	796	634
Freddie Mac Pool #RA5759 2.50% 9/1/2051[14]	4,262	3,549
Freddie Mac Pool #SD7545 2.50% 9/1/2051[14]	3,486	2,949
Freddie Mac Pool #RA5767 2.50% 9/1/2051[14]	1,802	1,500
Freddie Mac Pool #SD5485 2.50% 9/1/2051[14]	1,093	916
Freddie Mac Pool #RA5782 2.50% 9/1/2051[14]	534	451
Freddie Mac Pool #QC6761 2.50% 9/1/2051[14]	112	93
Freddie Mac Pool #RA5971 3.00% 9/1/2051[14]	23,427	20,609
Freddie Mac Pool #QC6456 3.00% 9/1/2051[14]	4,300	3,736
Freddie Mac Pool #RA5901 3.00% 9/1/2051[14]	1,667	1,461
The Income Fund of America — Page 41 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD1345 2.50% 10/1/2051[14]	USD11,753	$9,791
Freddie Mac Pool #SD2880 3.00% 10/1/2051[14]	4,374	3,831
Freddie Mac Pool #SD0734 3.00% 10/1/2051[14]	1,459	1,283
Freddie Mac Pool #QD1841 2.00% 11/1/2051[14]	2,088	1,660
Freddie Mac Pool #RA6347 3.00% 11/1/2051[14]	1,840	1,612
Freddie Mac Pool #SD8182 2.00% 12/1/2051[14]	820	653
Freddie Mac Pool #RA6483 2.50% 12/1/2051[14]	3,448	2,905
Freddie Mac Pool #SD8183 2.50% 12/1/2051[14]	179	149
Freddie Mac Pool #SD5712 2.50% 1/1/2052[14]	2,695	2,257
Freddie Mac Pool #RA6652 2.50% 1/1/2052[14]	576	481
Freddie Mac Pool #SD7552 2.50% 1/1/2052[14]	125	105
Freddie Mac Pool #SD7551 3.00% 1/1/2052[14]	53,767	47,310
Freddie Mac Pool #SD0813 3.00% 1/1/2052[14]	435	382
Freddie Mac Pool #SD0803 3.00% 1/1/2052[14]	351	308
Freddie Mac Pool #SD8193 2.00% 2/1/2052[14]	838	667
Freddie Mac Pool #QD7187 2.50% 2/1/2052[14]	789	657
Freddie Mac Pool #QE0849 2.50% 2/1/2052[14]	460	383
Freddie Mac Pool #QD7089 3.50% 2/1/2052[14]	5,176	4,709
Freddie Mac Pool #SD5343 2.00% 3/1/2052[14]	2,811	2,237
Freddie Mac Pool #SD8199 2.00% 3/1/2052[14]	1,623	1,290
Freddie Mac Pool #QD8010 2.00% 3/1/2052[14]	940	747
Freddie Mac Pool #QD8820 2.00% 3/1/2052[14]	173	137
Freddie Mac Pool #QE0957 2.50% 3/1/2052[14]	170	143
Freddie Mac Pool #RA7091 2.50% 3/1/2052[14]	85	71
Freddie Mac Pool #SD7553 3.00% 3/1/2052[14]	5,268	4,643
Freddie Mac Pool #SD8204 2.00% 4/1/2052[14]	1,281	1,018
Freddie Mac Pool #QE0312 2.00% 4/1/2052[14]	958	761
Freddie Mac Pool #SD3478 2.50% 4/1/2052[14]	8,202	6,826
Freddie Mac Pool #SD7554 2.50% 4/1/2052[14]	1,849	1,565
Freddie Mac Pool #QE1005 2.50% 4/1/2052[14]	193	161
Freddie Mac Pool #QE1102 2.50% 4/1/2052[14]	175	145
Freddie Mac Pool #QE0292 2.50% 4/1/2052[14]	158	132
Freddie Mac Pool #SD1099 2.50% 5/1/2052[14]	132	111
Freddie Mac Pool #SD8213 3.00% 5/1/2052[14]	9,443	8,210
Freddie Mac Pool #SD8219 2.50% 6/1/2052[14]	847	705
Freddie Mac Pool #SD8220 3.00% 6/1/2052[14]	11,045	9,602
Freddie Mac Pool #SD8224 2.50% 7/1/2052[14]	325	270
Freddie Mac Pool #SD3416 2.50% 7/1/2052[14]	283	235
Freddie Mac Pool #SD1502 4.00% 7/1/2052[14]	5,005	4,674
Freddie Mac Pool #SD7556 3.00% 8/1/2052[14]	9,548	8,398
Freddie Mac Pool #QE8579 4.50% 8/1/2052[14]	210	201
Freddie Mac Pool #QF0212 4.50% 9/1/2052[14]	969	929
Freddie Mac Pool #QE9497 4.50% 9/1/2052[14]	242	232
Freddie Mac Pool #SD1608 4.50% 9/1/2052[14]	143	137
Freddie Mac Pool #QF0103 5.00% 9/1/2052[14]	89,067	87,490
Freddie Mac Pool #RA7938 5.00% 9/1/2052[14]	2,408	2,367
Freddie Mac Pool #SD8256 4.00% 10/1/2052[14]	8,143	7,607
Freddie Mac Pool #QF1236 4.50% 10/1/2052[14]	1,396	1,338
Freddie Mac Pool #SD2465 4.50% 10/1/2052[14]	93	89
Freddie Mac Pool #SD8273 3.50% 11/1/2052[14]	30,250	27,326
Freddie Mac Pool #SD8276 5.00% 12/1/2052[14]	13,251	13,018
Freddie Mac Pool #SD8299 5.00% 2/1/2053[14]	547	537
Freddie Mac Pool #RA8544 5.50% 2/1/2053[14]	18,013	18,036
Freddie Mac Pool #QG2913 4.50% 4/1/2053[14]	843	807
The Income Fund of America — Page 42 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD2716 5.00% 4/1/2053[14]	USD2,715	$2,667
Freddie Mac Pool #RA8647 4.50% 5/1/2053[14]	97	93
Freddie Mac Pool #SD8323 5.00% 5/1/2053[14]	3,005	2,950
Freddie Mac Pool #SD8329 5.00% 6/1/2053[14]	904	887
Freddie Mac Pool #SD8331 5.50% 6/1/2053[14]	1,436	1,436
Freddie Mac Pool #RA9294 6.50% 6/1/2053[14]	1,053	1,093
Freddie Mac Pool #RA9292 6.50% 6/1/2053[14]	922	954
Freddie Mac Pool #RA9288 6.50% 6/1/2053[14]	870	909
Freddie Mac Pool #RA9289 6.50% 6/1/2053[14]	860	897
Freddie Mac Pool #RA9287 6.50% 6/1/2053[14]	610	638
Freddie Mac Pool #RA9290 6.50% 6/1/2053[14]	470	489
Freddie Mac Pool #RA9291 6.50% 6/1/2053[14]	287	297
Freddie Mac Pool #RA9295 6.50% 6/1/2053[14]	251	265
Freddie Mac Pool #SD8341 5.00% 7/1/2053[14]	78	77
Freddie Mac Pool #SD8342 5.50% 7/1/2053[14]	5,492	5,496
Freddie Mac Pool #QG7411 5.50% 7/1/2053[14]	918	919
Freddie Mac Pool #SD3432 6.00% 7/1/2053[14]	330	338
Freddie Mac Pool #QG9084 5.50% 8/1/2053[14]	3,536	3,539
Freddie Mac Pool #QG9008 5.50% 8/1/2053[14]	3,272	3,276
Freddie Mac Pool #QG9628 5.50% 8/1/2053[14]	3,213	3,215
Freddie Mac Pool #QG9141 5.50% 8/1/2053[14]	2,083	2,086
Freddie Mac Pool #SD8362 5.50% 9/1/2053[14]	210	210
Freddie Mac Pool #SD8363 6.00% 9/1/2053[14]	3,335	3,388
Freddie Mac Pool #SD8368 6.00% 10/1/2053[14]	10,015	10,175
Freddie Mac Pool #SD8390 4.00% 11/1/2053[14]	1,968	1,836
Freddie Mac Pool #SD4977 5.00% 11/1/2053[14]	9,654	9,477
Freddie Mac Pool #SD4571 5.50% 11/1/2053[14]	27,032	27,053
Freddie Mac Pool #SD4816 2.50% 1/1/2054[14]	116	97
Freddie Mac Pool #SD5856 3.50% 1/1/2054[14]	12,475	11,269
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[14]	6,696	6,817
Freddie Mac Pool #SD4693 6.50% 1/1/2054[14]	510	528
Freddie Mac Pool #SD8401 5.50% 2/1/2054[14]	697	697
Freddie Mac Pool #SD8402 6.00% 2/1/2054[14]	5,109	5,190
Freddie Mac Pool #SD8408 5.50% 3/1/2054[14]	2,416	2,413
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[14]	406	408
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[14]	308	308
Freddie Mac Pool #SD5303 6.00% 4/1/2054[14]	1,707	1,744
Freddie Mac Pool #QI3333 6.00% 4/1/2054[14]	192	196
Freddie Mac Pool #SD8432 6.00% 5/1/2054[14]	386	392
Freddie Mac Pool #SD5692 6.00% 5/1/2054[14]	243	249
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[14]	1,939	1,946
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[14]	2,916	2,979
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[14]	2,040	2,084
Freddie Mac Pool #SD8439 6.00% 6/1/2054[14]	99	100
Freddie Mac Pool #SD8446 5.50% 7/1/2054[14]	23,756	23,727
Freddie Mac Pool #QI8872 5.50% 7/1/2054[14]	5,188	5,187
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[14]	2,747	2,744
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[14]	3,361	3,449
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[14]	2,408	2,452
Freddie Mac Pool #SD8447 6.00% 7/1/2054[14]	1,592	1,616
Freddie Mac Pool #SD5813 6.00% 7/1/2054[14]	999	1,022
Freddie Mac Pool #QI8874 6.00% 7/1/2054[14]	843	859
Freddie Mac Pool #SD5896 6.00% 7/1/2054[14]	348	355
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[14]	1,039	1,040
The Income Fund of America — Page 43 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[14]	USD699	$700
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[14]	595	595
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[14]	106	106
Freddie Mac Pool #SD8454 6.00% 8/1/2054[14]	7,306	7,417
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[14]	3,715	3,811
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[14]	1,290	1,314
Freddie Mac Pool #SD6029 6.00% 8/1/2054[14]	576	588
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[14]	431	439
Freddie Mac Pool #QJ1576 6.50% 8/1/2054[14]	3,484	3,597
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[14]	706	733
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[14]	573	595
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[14]	333	344
Freddie Mac Pool #SD8462 5.50% 9/1/2054[14]	66,711	66,630
Freddie Mac Pool #SD6328 5.50% 9/1/2054[14]	2,205	2,222
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[14]	1,802	1,803
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[14]	1,002	1,001
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[14]	752	755
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[14]	679	679
Freddie Mac Pool #SD8463 6.00% 9/1/2054[14]	9,543	9,688
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[14]	2,008	2,046
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[14]	1,100	1,123
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[14]	1,023	1,049
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[14]	953	974
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[14]	626	638
Freddie Mac Pool #SD6404 6.50% 9/1/2054[14]	10,292	10,630
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[14]	346	358
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[14]	235	243
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[14]	125	129
Freddie Mac Pool #RJ2664 5.00% 10/1/2054[14]	2,507	2,459
Freddie Mac Pool #SD8469 5.50% 10/1/2054[14]	38,091	38,045
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[14]	11,908	11,667
Freddie Mac Pool #RJ2836 5.00% 11/1/2054[14]	3,701	3,629
Freddie Mac Pool #RJ2913 5.50% 11/1/2054[14]	9,611	9,611
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[14]	4,139	4,141
Freddie Mac Pool #RJ2845 6.00% 11/1/2054[14]	2,568	2,615
Freddie Mac Pool #RJ2922 6.00% 11/1/2054[14]	1,543	1,569
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[14]	10,272	10,071
Freddie Mac Pool #RJ3163 5.00% 12/1/2054[14]	6,069	5,950
Freddie Mac Pool #QX1743 5.00% 12/1/2054[14]	1,522	1,493
Freddie Mac Pool #QX2834 5.00% 12/1/2054[14]	501	492
Freddie Mac Pool #SD8493 5.50% 12/1/2054[14]	5,281	5,273
Freddie Mac Pool #QX0376 5.50% 12/1/2054[14]	1,874	1,874
Freddie Mac Pool #RJ3240 6.00% 1/1/2055[14]	2,215	2,256
Freddie Mac Pool #RJ3301 6.00% 1/1/2055[14]	920	943
Freddie Mac Pool #RJ3305 6.00% 1/1/2055[14]	630	645
Freddie Mac Pool #RJ3241 6.50% 1/1/2055[14]	14,145	14,710
Freddie Mac Pool #RJ3264 4.50% 2/1/2055[14]	2,610	2,498
Freddie Mac Pool #SD8507 6.00% 2/1/2055[14]	1,214	1,232
Freddie Mac Pool #SD8532 5.00% 5/1/2055[14]	2,485	2,430
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[14]	253	266
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[14]	184	193
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[14]	106	111
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[14]	21,362	22,329
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[11,14]	1,762	1,653
The Income Fund of America — Page 44 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[14]	USD269	$251
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[11,14]	1,784	1,697
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[14]	2,753	2,577
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[11,14]	2,664	2,484
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[11,14]	500	452
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[14]	412	374
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[14]	825	798
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[14]	5,055	4,825
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[14]	3,725	3,462
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[14]	1,867	1,820
Government National Mortgage Assn. 4.00% 5/1/2055[14,15]	279	260
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[14]	265	258
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[14]	4,266	3,992
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[14]	930	871
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[14]	3,239	3,058
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[14]	28	24
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[14]	50,354	41,124
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[14]	34,331	29,284
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[14]	886	756
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052[14]	21	20
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[14]	2,747	2,569
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[14]	1,687	1,576
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[14]	24,923	23,963
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[14]	4,774	4,588
Government National Mortgage Assn. Pool #MA9722 4.00% 6/20/2054[14]	1,746	1,627
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[14]	5,091	4,741
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[14]	2,947	2,745
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055[14]	612	570
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055[14]	1,035	964
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[14]	4,568	3,355
Uniform Mortgage-Backed Security 2.50% 5/1/2055[14,15]	64,059	53,264
Uniform Mortgage-Backed Security 3.00% 5/1/2055[14,15]	7,524	6,531
Uniform Mortgage-Backed Security 3.50% 5/1/2055[14,15]	14,256	12,868
Uniform Mortgage-Backed Security 4.00% 5/1/2055[14,15]	10,933	10,191
Uniform Mortgage-Backed Security 4.50% 5/1/2055[14,15]	15,307	14,640
Uniform Mortgage-Backed Security 5.00% 5/1/2055[14,15]	133,184	130,394
Uniform Mortgage-Backed Security 5.50% 5/1/2055[14,15]	142,905	142,619
Uniform Mortgage-Backed Security 6.00% 5/1/2055[14,15]	251,050	254,707
Uniform Mortgage-Backed Security 6.50% 5/1/2055[14,15]	24,804	25,546
Uniform Mortgage-Backed Security 2.00% 6/1/2055[14,15]	99,786	79,197
Uniform Mortgage-Backed Security 2.50% 6/1/2055[14,15]	272,597	226,724
Uniform Mortgage-Backed Security 3.00% 6/1/2055[14,15]	72,950	63,327
Uniform Mortgage-Backed Security 3.50% 6/1/2055[14,15]	7,435	6,709
Uniform Mortgage-Backed Security 4.00% 6/1/2055[14,15]	1,459	1,359
Uniform Mortgage-Backed Security 4.50% 6/1/2055[14,15]	30,836	29,480
Uniform Mortgage-Backed Security 6.50% 6/1/2055[14,15]	161,924	166,611
		4,430,086
Commercial mortgage-backed securities 0.59%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[8,14]	11,195	10,734
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.013% 7/15/2041[8,11,14]	1,566	1,568
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029[8,11,14]	7,871	7,836
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[11,14]	1,532	1,512
The Income Fund of America — Page 45 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[14]	USD1,810	$1,766
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[14]	240	233
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[14]	2,230	2,145
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[14]	1,135	1,148
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[14]	10,734	11,343
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[11,14]	3,328	3,558
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[14]	7,320	7,583
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[14]	2,190	2,290
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[11,14]	6,459	6,775
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[11,14]	3,040	3,141
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058[11,14]	19,563	20,330
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[14]	480	469
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[14]	294	286
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[11,14]	5,772	5,716
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[14]	5,655	5,278
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[14]	3,260	3,087
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[14]	3,772	3,387
Bank5, Series 2025-5YR14, Class AS, 6.072% 4/15/2058[14]	10,227	10,695
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[11,14]	780	768
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[14]	5,296	5,467
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[11,14]	3,200	3,420
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[14]	2,906	2,985
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[11,14]	5,718	5,607
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[14]	4,806	4,722
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[14]	5,996	5,856
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[14]	3,146	2,771
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[11,14]	3,037	3,003
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[14]	3,351	3,472
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[11,14]	930	965
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[14]	983	1,005
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[14]	2,702	2,818
BENCHMARK Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058[14]	11,006	11,442
BENCHMARK Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058[14]	5,802	6,041
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.814% 8/15/2026[8,11,14]	7,416	7,420
BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 6.372% 8/15/2026[8,11,14]	5,065	5,044
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[11,14]	3,460	3,475
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[14]	1,962	2,049
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[11,14]	11,120	11,525
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[11,14]	2,300	2,384
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058[14]	17,244	18,001
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058[11,14]	9,284	9,692
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.243% 8/15/2041[8,11,14]	8,000	8,000
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.672% 12/15/2039[8,11,14]	8,120	8,101
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 6.022% 12/15/2039[8,11,14]	1,533	1,523
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.764% 11/15/2026[8,11,14]	12,632	12,620
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.064% 11/15/2026[8,11,14]	3,433	3,429
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.764% 4/15/2029[8,11,14]	10,180	10,187
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.863% 5/15/2034[8,11,14]	3,493	3,496
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.025% 9/15/2034[8,11,14]	9,347	9,303
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.136% 9/15/2036[8,11,14]	7,624	7,556
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.386% 9/15/2036[8,11,14]	220	218
The Income Fund of America — Page 46 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.335% 10/15/2036[8,11,14]	USD11,621	$11,540
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.733% 10/15/2036[8,11,14]	9,946	9,878
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.813% 4/15/2037[8,11,14]	6,633	6,638
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.106% 6/15/2038[8,11,14]	6,112	6,089
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.306% 6/15/2038[8,11,14]	1,790	1,782
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.536% 6/15/2038[8,11,14]	1,616	1,605
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.286% 11/15/2038[8,11,14]	9,009	8,979
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.312% 2/15/2039[8,11,14]	12,167	12,120
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.013% 8/15/2039[8,11,14]	27,462	27,506
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[8,11,14]	17,828	17,982
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.864% 11/15/2041[8,11,14]	10,869	10,883
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.214% 11/15/2041[8,11,14]	4,935	4,940
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.213% 7/15/2041[8,11,14]	4,768	4,776
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.662% 7/15/2041[8,11,14]	5,091	5,074
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[8,11,14]	12,536	12,494
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[8,11,14]	8,114	8,371
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[14]	1,440	1,417
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[14]	350	343
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[11,14]	450	431
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[8,14]	6,864	7,107
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[8,14]	3,537	3,657
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[8,11,14]	2,720	2,805
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[14]	400	391
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[8,11,14]	1,928	1,941
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[8,11,14]	2,190	2,222
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039[8,11,14]	880	890
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.516% 7/15/2038[8,11,14]	3,879	3,877
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.816% 7/15/2038[8,11,14]	3,540	3,530
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.136% 7/15/2038[8,11,14]	3,697	3,687
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.686% 7/15/2038[8,11,14]	1,622	1,617
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.772% 12/15/2029[8,11,14]	6,068	6,029
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.133% 8/15/2039[8,11,14]	8,000	8,011
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.013% 5/15/2041[8,11,14]	19,885	19,909
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[8,11,14]	2,632	2,621
GS Mortgage Securities Trust, Series 2024-70P, Class A, 4.956% 3/10/2041[8,11,14]	3,831	3,833
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[14]	940	909
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[14]	240	233
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[14]	6,571	5,903
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.715% 3/15/2042[8,11,14]	10,765	10,682
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.064% 3/15/2042[8,11,14]	1,617	1,603
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.364% 3/15/2042[8,11,14]	422	418
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.913% 3/15/2042[8,11,14]	1,901	1,884
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.612% 3/15/2042[8,11,14]	5,388	5,181
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045[8,11,14]	7,802	7,956
The Income Fund of America — Page 47 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[8,11,14]	USD591	$599
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040[8,11,14]	26,828	27,603
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[14]	1,510	1,468
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[14]	560	536
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[8,14]	3,421	3,129
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[8,14]	1,165	1,034
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[8,11,14]	328	278
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[11,14]	4,810	4,728
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.915% 11/15/2039[8,11,14]	3,453	3,442
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[8,14]	15,628	14,719
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.237% 4/15/2038[8,11,14]	785	785
Morgan Stanley BAML Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2030[14]	21,684	22,395
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[14]	277	277
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[14]	2,795	2,735
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[11,14]	3,230	3,178
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[14]	580	569
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[14]	1,000	978
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.919% 4/15/2055[11,14]	590	542
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.204% 7/25/2054[8,11,14]	2,427	2,528
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.286% 2/10/2047[8,11,14]	613	633
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.714% 5/15/2039[8,11,14]	12,566	12,465
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.063% 5/15/2039[8,11,14]	486	475
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[8,14]	5,645	4,937
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.167% 11/15/2038[8,11,14]	8,066	8,034
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.322% 1/15/2039[8,11,14]	19,555	19,468
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.765% 3/15/2042[8,11,14]	18,296	18,011
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.814% 11/15/2041[8,11,14]	7,000	7,006
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.164% 11/15/2041[8,11,14]	2,743	2,736
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.563% 11/15/2041[8,11,14]	672	670
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[14]	4,260	4,242
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[14]	185	179
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[14]	6,015	5,924
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[14]	2,405	2,259
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[11,14]	2,580	2,437
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[14]	690	724
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[14]	150	147
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[14]	480	471
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.111% 11/15/2027[8,11,14]	13,994	14,036
		751,366
The Income Fund of America — Page 48 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 0.36%	Principal amount (000)	Value (000)
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[8,12,14]	USD14,891	$14,929
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[8,11,14]	1,995	1,799
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[8,14]	209	200
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[8,12,14]	3,348	3,230
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[8,11,14]	1,464	1,370
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[8,11,14]	1,335	1,305
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[8,12,14]	2,037	2,054
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[8,12,14]	975	980
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028)[8,12,14]	6,170	6,187
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[8,12,14]	1,665	1,671
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[8,11,14]	250	248
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[8,11,14]	19,241	18,836
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028)[8,12,14]	638	626
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[8,11,14]	5,461	4,824
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[8,11,14]	3,469	3,086
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064[8,11,14]	2,221	2,195
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028)[8,12,14]	6,125	6,053
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[8,11,14]	306	286
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027)[8,12,14]	1,106	1,122
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[8,12,14]	6,591	6,598
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[8,11,14]	1,935	1,731
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.754% 12/25/2042[8,11,14]	2,811	2,878
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.854% 10/25/2043[8,11,14]	2,144	2,149
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.404% 1/25/2044[8,11,14]	2,242	2,236
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.154% 1/25/2044[8,11,14]	1,614	1,618
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.054% 1/25/2044[8,11,14]	2,985	3,030
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.154% 2/25/2044[8,11,14]	3,432	3,434
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.454% 5/25/2044[8,11,14]	1,045	1,044
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.004% 5/25/2044[8,11,14]	1,464	1,460
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.554% 5/25/2044[8,11,14]	889	891
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.954% 9/25/2044[8,11,14]	1,098	1,098
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.504% 2/25/2045[8,11,14]	2,332	2,335
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[14]	1,593	837
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.423% 6/25/2047[11,14]	782	685
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[8,14]	4,191	4,135
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[14]	234	235
The Income Fund of America — Page 49 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.304% 1/25/2045[8,11,14]	USD2,530	$2,518
FARM Mortgage Trust, Series 2024-1, Class A1, 4.712% 10/1/2053[8,11,14]	3,040	2,979
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.193% 8/1/2054[8,11,14]	4,706	4,709
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.193% 8/1/2054[8,11,14]	3,070	3,045
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[8,14]	4,644	5,622
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[8,14]	5,306	6,165
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[8,11,14]	5,649	4,613
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[8,11,14]	6,355	5,186
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.504% 9/25/2042[8,11,14]	849	855
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.704% 2/25/2044[8,11,14]	3,235	3,239
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.554% 5/25/2044[8,11,14]	2,849	2,848
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.604% 5/25/2044[8,11,14]	11,446	11,446
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.354% 10/25/2044[8,11,14]	1,771	1,768
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.404% 10/25/2044[8,11,14]	2,121	2,115
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.804% 10/25/2044[8,11,14]	1,142	1,139
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.718% 1/25/2050[8,11,14]	4,360	4,785
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.268% 2/25/2050[8,11,14]	5,790	6,114
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.468% 8/25/2050[8,11,14]	5,306	6,950
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.853% 10/25/2050[8,11,14]	7,758	10,476
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[8,12,14]	1,368	1,382
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[8,12,14]	1,244	1,206
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[8,14]	5,681	5,455
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[8,12,14]	4,553	4,579
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.669% 5/25/2036[11,14]	1,131	1,074
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047[8,11,14]	10,216	10,256
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050[8,11,14]	474	427
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061[8,14]	848	849
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[8,12,14]	4,480	4,520
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[8,11,14]	2,682	2,724
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[8,12,14]	6,293	6,361
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065[8,12,14]	7,501	7,556
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[8,11,14]	1,241	1,153
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.646% 3/25/2053[8,11,14]	2,287	2,243
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[8,12,14]	1,997	2,009
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.665% 4/25/2053[8,11,14]	4,461	4,447
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[8,12,14]	17,386	17,362
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[8,12,14]	16,155	16,207
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[8,12,14]	3,931	3,957
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[8,12,14]	3,358	3,396
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[8,12,14]	2,153	2,173
The Income Fund of America — Page 50 of 70

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[8,12,14]	USD10,728	$10,833
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[8,12,14]	2,410	2,421
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[8,12,14]	12,323	12,385
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[8,12,14]	1,703	1,708
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[8,11,14]	1,812	1,820
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[8,14]	3,581	3,368
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[8,14]	5,137	4,994
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[8,14]	2,640	2,576
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[8,14]	5,003	4,765
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[8,14]	3,617	3,428
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[8,11,14]	2,709	2,498
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[8,11,14]	1,671	1,572
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042[8,14]	1,979	1,834
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[8,11,14]	108	102
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.072% 10/17/2041[8,11,14]	8,662	8,710
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.772% 2/17/2042[8,11,14]	1,918	1,929
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.955% 5/25/2036[11,14]	929	522
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[8,11,14]	1,118	1,099
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[8,11,14]	1,194	1,184
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[8,11,14]	540	535
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[8,11,14]	960	946
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[8,14]	5,758	5,545
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.109% 7/25/2065[8,11,14]	2,447	2,478
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[3,8]	8,603	8,603
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[8,14]	2,709	2,695
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[8,14]	891	885
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[8,14]	5,988	5,932
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[8,14]	2,609	2,621
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[8,14]	13,460	13,155
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[8,12,14]	1,498	1,497
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 05/25/2068 (6.811% on 5/1/2027)[8,12,14]	968	969
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[8,12,14]	4,867	4,902
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[8,12,14]	2,836	2,855
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[8,12,14]	8,086	8,168
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[8,12,14]	2,227	2,247
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/28)[8,12,14]	1,327	1,340
Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[8,12,14]	1,747	1,767
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[8,12,14]	4,176	4,196
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[8,12,14]	1,300	1,308
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[8,12,14]	5,444	5,438
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[8,11,14]	3,175	3,173
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028)[8,12,14]	2,358	2,358
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[8,11,14]	3,056	3,059
VM Fund I, LLC 8.625% 1/15/2028[3,8]	11,536	11,363
		459,086
Total mortgage-backed obligations		5,640,538
The Income Fund of America — Page 51 of 70

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 1.88% U.S. Treasury 1.77%	Principal amount (000)	Value (000)
U.S. Treasury 4.75% 7/31/2025	USD11,140	$11,152
U.S. Treasury 3.625% 5/15/2026	5,900	5,885
U.S. Treasury 4.50% 7/15/2026	4,000	4,033
U.S. Treasury 4.375% 7/31/2026	31,144	31,364
U.S. Treasury 4.625% 9/15/2026	24,603	24,894
U.S. Treasury 4.625% 10/15/2026	10,000	10,128
U.S. Treasury 4.625% 11/15/2026	3,000	3,041
U.S. Treasury 4.25% 12/31/2026	2,354	2,376
U.S. Treasury 4.125% 2/15/2027	7,000	7,058
U.S. Treasury 4.50% 4/15/2027	830	844
U.S. Treasury 3.75% 4/30/2027	415,093	416,366
U.S. Treasury 4.00% 12/15/2027	11,883	12,013
U.S. Treasury 3.875% 3/15/2028	30,000	30,251
U.S. Treasury 3.625% 3/31/2028	72	72
U.S. Treasury 3.75% 4/15/2028	75,873	76,238
U.S. Treasury 3.625% 5/31/2028	49,266	49,310
U.S. Treasury 4.125% 10/31/2029	169,500	172,543
U.S. Treasury 4.00% 2/28/2030	31,071	31,481
U.S. Treasury 3.875% 4/30/2030	109,625	110,452
U.S. Treasury 4.00% 7/31/2030	11,986	12,126
U.S. Treasury 4.875% 10/31/2030	34,810	36,674
U.S. Treasury 4.25% 2/28/2031	1,113	1,137
U.S. Treasury 4.125% 7/31/2031	38,862	39,398
U.S. Treasury 4.375% 1/31/2032	12,000	12,321
U.S. Treasury 4.125% 2/29/2032	14,000	14,168
U.S. Treasury 4.125% 3/31/2032	3,000	3,036
U.S. Treasury 4.00% 4/30/2032	148,144	148,827
U.S. Treasury 4.125% 11/15/2032	1,433	1,447
U.S. Treasury 3.375% 5/15/2033	14,742	14,081
U.S. Treasury 4.375% 5/15/2034[16]	281,459	286,912
U.S. Treasury 4.25% 11/15/2034	5,665	5,709
U.S. Treasury 4.625% 2/15/2035	64,191	66,613
U.S. Treasury 1.375% 11/15/2040[16]	12,006	7,715
U.S. Treasury 1.75% 8/15/2041	2,773	1,857
U.S. Treasury 2.00% 11/15/2041	11,924	8,274
U.S. Treasury 2.375% 2/15/2042	7,784	5,711
U.S. Treasury 2.875% 5/15/2043	16,000	12,444
U.S. Treasury 3.875% 5/15/2043	7,113	6,423
U.S. Treasury 4.75% 11/15/2043	42,316	42,775
U.S. Treasury 4.625% 5/15/2044[16]	112,695	111,816
U.S. Treasury 4.125% 8/15/2044	7,000	6,488
U.S. Treasury 4.625% 11/15/2044	3,000	2,973
U.S. Treasury 4.75% 2/15/2045	35,236	35,500
U.S. Treasury 2.875% 11/15/2046[16]	4,532	3,373
U.S. Treasury 2.875% 5/15/2049	4,051	2,939
U.S. Treasury 4.00% 11/15/2052	9,612	8,534
U.S. Treasury 3.625% 2/15/2053	14,365	11,899
U.S. Treasury 4.75% 11/15/2053	4,600	4,632
U.S. Treasury 4.25% 2/15/2054[16]	278,301	257,952
U.S. Treasury 4.625% 5/15/2054	291	287
U.S. Treasury 4.25% 8/15/2054	3,663	3,401
The Income Fund of America — Page 52 of 70

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.50% 11/15/2054[16]	USD78,223	$75,822
U.S. Treasury 4.625% 2/15/2055	4,500	4,457
		2,257,222
U.S. Treasury inflation-protected securities 0.11%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[17]	49,575	49,545
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[17]	6,640	6,640
U.S. Treasury Inflation-Protected Security 2.125% 1/152035[17]	40,943	41,681
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[17]	43,400	40,107
		137,973
Total U.S. Treasury bonds & notes		2,395,195
Asset-backed obligations 1.53%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[8,14]	587	589
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[8,14]	20	20
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[8,14]	16,219	16,193
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[8,14]	6,099	6,126
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[8,14]	874	875
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[8,14]	2,003	2,002
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.282% 7/25/2036[8,11,14]	11,606	11,634
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.799% 1/19/2033[8,11,14]	2,780	2,782
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[8,14]	1,992	1,997
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[8,14]	788	788
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[8,14]	2,615	2,632
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[8,14]	6,289	6,372
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[8,14]	7,281	7,483
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[8,14]	13,560	13,693
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[8,14]	4,469	4,536
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[8,14]	2,547	2,538
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[8,14]	5,726	5,729
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[14]	7,972	7,776
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[14]	5,578	5,648
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.369% 1/20/2033[8,11,14]	5,441	5,436
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 5.943% 2/16/2050[8,14]	1,828	1,837
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[8,14]	5,603	5,735
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[8,14]	15,750	15,738
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[8,14]	8,495	8,472
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[8,14]	5,620	5,605
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[8,14]	5,667	5,633
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[8,14]	25,617	25,202
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[8,14]	1,453	1,433
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[8,14]	4,605	4,568
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[8,14]	29,959	28,927
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[8,14]	1,699	1,635
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[8,14]	551	530
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[8,14]	5,000	4,834
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[8,14]	10,793	11,023
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[8,14]	12,400	12,690
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[8,14]	23,741	24,570
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[8,14]	3,150	3,283
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[8,14]	7,930	8,117
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[8,14]	1,507	1,536
The Income Fund of America — Page 53 of 70

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[8,14]	USD8,000	$8,155
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[8,14]	1,671	1,681
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036[8,11,14]	19,810	19,803
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[8,14]	248	243
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.253% 5/17/2031[8,11,14]	4,589	4,581
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.523% 5/17/2031[8,11,14]	4,961	4,943
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[8,14]	6,479	6,031
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[8,14]	983	920
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[8,14]	1,528	1,531
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[8,14]	333	337
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[8,14]	243	247
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[8,14]	5,108	5,165
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[14]	1,367	1,369
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[14]	1,091	1,091
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[14]	3,945	3,958
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[14]	1,507	1,514
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[14]	1,509	1,512
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[14]	987	996
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[14]	4,610	4,679
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[14]	2,963	2,972
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030[14]	5,300	5,309
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[8,14]	2,750	2,736
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[8,14]	3,891	3,936
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[14]	4,833	4,846
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[14]	15,202	15,374
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[14]	1,471	1,477
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[14]	2,153	2,169
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[14]	3,265	3,298
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[14]	179	173
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[14]	1,254	1,224
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[8,14]	10,583	9,708
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[8,14]	6,498	5,979
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[8,14]	12,907	12,120
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[8,14]	614	590
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[8,14]	9,752	9,834
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050[8,14]	4,660	4,681
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[8,14]	23,958	23,667
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[8,14]	5,785	5,332
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[8,14]	5,327	5,245
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[8,14]	567	507
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[8,14]	15,080	14,364
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[8,14]	2,847	2,682
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[8,14]	23,129	23,268
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[8,14]	19,138	19,318
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[8,14]	3,940	3,951
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[8,14]	5,488	5,500
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[8,14]	5,961	5,981
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[8,14]	9,354	9,461
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[8,14]	8,384	8,498
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[8,14]	10,983	11,233
The Income Fund of America — Page 54 of 70

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[8,14]	USD1,021	$1,022
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[8,14]	2,825	2,616
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[8,14]	1,742	1,611
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[8,14]	7,342	6,812
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[8,14]	11,448	10,455
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[8,14]	445	406
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[14]	4,120	4,130
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[8,14]	2,068	2,078
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[8,14]	371	373
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[8,14]	549	555
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[8,14]	197	202
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[8,14]	2,376	2,413
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030[8,14]	2,251	2,314
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[8,14]	3,687	3,732
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[8,14]	5,642	5,743
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.576% 1/15/2037[11,14]	179	169
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.586% 2/15/2037[11,14]	300	279
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[14]	567	568
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[14]	6,421	6,490
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027[8,14]	1,500	1,502
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032[8,14]	7,075	7,104
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[8,14]	1,917	1,927
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[8,14]	1,718	1,753
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[8,14]	844	865
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[14]	1,323	1,321
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[14]	1,830	1,843
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[14]	3,253	3,304
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[8,14]	187	186
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[8,14]	422	419
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[8,14]	1,036	955
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[8,14]	1,539	1,547
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[8,14]	6,008	6,029
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[8,14]	204	204
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[8,14]	3,349	3,342
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[8,14]	2,756	2,752
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[8,14]	4,029	4,048
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[8,14]	2,471	2,519
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[8,14]	3,023	3,125
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[8,14]	8,746	8,861
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[14]	4,410	4,325
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027[14]	3,186	3,187
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[14]	1,013	1,021
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028[14]	1,420	1,423
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[14]	3,084	3,095
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[14]	1,500	1,500
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[14]	1,839	1,880
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029[14]	3,616	3,667
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029[14]	3,094	3,114
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[14]	3,191	3,220
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[14]	5,167	5,232
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[14]	1,480	1,498
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030[14]	4,746	4,819
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[14]	2,608	2,636
The Income Fund of America — Page 55 of 70

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[8,14]	USD1,014	$1,093
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031[14]	6,311	6,359
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031[14]	4,939	4,952
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030[14]	7,565	7,693
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[14]	8,016	8,190
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[8,14]	6,975	6,848
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[8,14]	4,187	4,151
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[8,14]	733	748
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[8,14]	371	373
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.576% 7/15/2036[8,11,14]	7,932	7,911
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[14]	1,053	1,060
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[8,14]	13,385	13,787
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[8,11,14]	30,500	31,072
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[8,14]	5,275	5,285
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.319% 10/20/2032[8,11,14]	1,275	1,273
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[8,14]	2,740	2,564
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[8,14]	1,204	1,100
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[8,14]	91	83
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[8,14]	5,984	5,667
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[8,14]	11,007	10,416
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[8,14]	18,884	17,393
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[8,14]	16,256	15,083
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[8,14]	1,526	1,407
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[8,14]	1,640	1,639
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[8,14]	3,571	3,594
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[8,14]	3,757	3,805
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[8,14]	2,842	2,859
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[8,14]	1,830	1,840
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[8,14]	905	916
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[8,14]	818	838
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[8,14]	2,606	2,647
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[8,14]	1,674	1,704
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[8,14]	5,220	5,335
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030[8,14]	4,809	4,838
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030[8,14]	5,534	5,583
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031[8,14]	2,661	2,675
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[8,14]	1,170	1,196
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[8,14]	1,744	1,743
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030[8,14]	1,463	1,468
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[14]	2,774	2,779
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[8,14]	17,961	18,815
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[8,14]	11,802	11,883
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[14]	4,745	4,775
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[8,14]	4,075	4,140
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 5.819% 4/20/2033[8,11,14]	4,839	4,823
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 6.569% 4/20/2033[8,11,14]	3,515	3,508
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[8,14]	739	742
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[8,14]	528	535
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.319% 1/20/2031[8,11,14]	2,834	2,837
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[3,8,14]	10,370	10,370
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[8,14]	12,783	12,749
The Income Fund of America — Page 56 of 70

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[8,14]	USD533	$537
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[8,14]	1,008	1,013
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[8,14]	8,300	7,937
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[8,14]	3,583	3,380
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[8,14]	7,264	7,142
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[8,14]	8,275	8,630
Hertz Vehicle Financing, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[8,14]	2,558	2,550
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[8,14]	28,555	27,310
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[8,14]	3,369	3,208
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[8,14]	1,850	1,759
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[8,14]	281	286
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[8,14]	10,453	10,640
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[8,14]	2,343	2,351
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[14]	1	1
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[14]	1,750	1,755
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[8,14]	5,662	5,577
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[8,14]	1,603	1,615
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[14]	5,082	5,137
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041[8,14]	2,450	2,341
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.469% 4/20/2032[8,11,14]	5,199	5,196
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.119% 4/20/2032[8,11,14]	3,826	3,820
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[14]	4,612	4,665
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[8,14]	215	216
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[8,14]	3,569	3,568
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[8,14]	3,914	3,931
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[8,14]	1,685	1,690
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[8,14]	888	896
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[8,14]	592	591
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[8,14]	671	667
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036[8,11,14]	6,466	6,434
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033[8,11,14]	19,390	19,261
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.319% 7/23/2032[8,11,14]	7,069	7,058
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[8,14]	1,414	1,427
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[8,14]	1,198	1,211
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[8,14]	4,000	4,042
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[8,14]	5,219	4,694
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[8,14]	7,464	6,718
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[8,14]	15,052	14,062
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[8,14]	9,603	8,966
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[8,14]	5,235	4,880
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[8,14]	9,131	8,508
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[8,14]	64,437	60,563
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030[8,11,14]	3,113	3,112
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[8,14]	1,180	1,185
Ondeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032[8,14]	6,497	6,509
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[8,14]	801	794
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032[8,14]	6,348	6,334
The Income Fund of America — Page 57 of 70

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.318% 10/15/2029[8,11,14]	USD1,253	$1,252
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.918% 10/15/2029[8,11,14]	8,409	8,407
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033[8,11,14]	13,669	13,626
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.706% 1/15/2033[8,11,14]	9,460	9,422
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.956% 1/15/2033[8,11,14]	3,000	2,974
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.756% 1/15/2033[8,11,14]	2,814	2,788
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A1, 4.592% 2/20/2026[8,14]	840	840
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[8,14]	3,147	3,171
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[8,14]	1,952	1,956
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[8,14]	431	431
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[8,14]	13,351	13,456
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[14]	4,926	4,683
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039[8,14]	2,311	2,290
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[8,14]	2,548	2,584
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.022% 9/15/2039[8,11,14]	1,902	1,893
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[8,14]	1,727	1,728
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[8,14]	1,492	1,512
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[8,14]	845	863
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458% 10/15/2030[8,11,14]	2,800	2,798
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.382% 10/25/2031[8,11,14]	6,645	6,638
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.082% 10/25/2031[8,11,14]	2,700	2,699
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.606% 7/15/2037[8,11,14]	6,482	6,474
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[14]	269	269
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[14]	288	288
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[14]	637	634
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[14]	1,225	1,215
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[14]	3,405	3,410
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[14]	1,546	1,546
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[14]	1,493	1,496
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[14]	2,528	2,537
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[14]	2,196	2,196
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[14]	10,450	10,520
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[14]	9,527	9,666
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[14]	6,069	6,164
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[14]	3,599	3,637
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[14]	745	753
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030[14]	4,218	4,247
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031[14]	2,657	2,672
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031[14]	5,961	5,956
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032[14]	5,140	5,129
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[8,14]	243	243
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[8,14]	8,995	9,016
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[8,14]	826	827
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[8,14]	2,493	2,519
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034[8,14]	817	834
The Income Fund of America — Page 58 of 70

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034[8,14]	USD712	$725
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035[8,14]	303	311
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[8,14]	3,500	3,500
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[8,14]	8,246	8,310
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[8,14]	1,034	1,066
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[8,14]	5,178	5,214
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[8,14]	1,637	1,683
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[8,14]	4,051	4,045
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[8,14]	6,842	6,357
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[8,14]	1,259	1,172
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054[8,14]	2,104	2,104
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[8,14]	8,249	7,681
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[8,14]	9,997	9,643
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[8,14]	3,908	3,781
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[8,14]	2,633	2,518
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[8,14]	2,580	2,467
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[8,14]	8,331	8,278
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[8,14]	9,836	9,778
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[8,14]	17,241	17,474
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[8,14]	17,241	17,582
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[8,14]	2,273	2,195
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[14]	6,264	6,353
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031[14]	6,813	6,927
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[8,14]	3,189	2,995
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[8,14]	4,505	4,289
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[8,14]	5,502	5,141
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[8,14]	722	676
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[8,14]	9,985	9,149
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[8,14]	430	393
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[8,14]	13,658	12,603
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[8,14]	5,552	5,194
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[8,14]	4,395	3,926
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[8,14]	158	142
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[8,14]	246	249
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[8,14]	12,824	12,934
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[8,14]	18,828	18,784
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[14]	9,606	9,662
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[14]	3,718	3,780
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029[8,14]	2,225	2,226
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.469% 1/20/2032[8,11,14]	1,404	1,403
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.969% 1/20/2032[8,11,14]	4,000	3,997
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[8,14]	18,982	17,552
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[8,14]	10,445	9,474
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[8,14]	399	361
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027[8,14]	1,254	1,253
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.459% 1/20/2037[8,11,14]	4,700	4,670
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.661% 4/20/2032[8,11,14]	2,043	2,043
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[8,14]	2,257	2,297
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[14]	8,584	8,611
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[12,14]	17,018	16,988
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[14]	19,500	19,920
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[8,14]	20,266	20,536
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[8,14]	USD3,127	$3,201
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033[8,14]	14,830	15,003
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027[8,14]	1,072	1,073
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027[8,14]	3,263	3,263
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.456% 10/15/2031[8,11,14]	4,568	4,563
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.056% 10/15/2031[8,11,14]	3,478	3,477
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[8,14]	579	584
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[8,14]	1,295	1,318
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[8,14]	1,399	1,391
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[8,14]	2,255	2,257
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[8,14]	2,924	2,909
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85% 9/15/2027[8,14]	2,072	2,071
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028[8,14]	9,570	9,573
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[8,14]	337	337
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[8,14]	3,350	3,354
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[8,14]	5,588	5,631
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[8,14]	3,579	3,637
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[8,14]	2,094	2,115
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[8,14]	1,993	2,049
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[8,14]	2,813	2,863
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[8,14]	11,381	11,409
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029[8,14]	7,423	7,454
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[8,14]	8,000	8,114
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030[8,14]	8,000	8,011
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[8,14]	2,826	2,874
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030[8,14]	3,143	3,152
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[8,14]	6,915	6,996
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[8,14]	6,765	6,808
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[8,14]	6,181	6,221
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.469% 10/20/2030[8,11,14]	882	881
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.069% 10/20/2030[8,11,14]	8,000	8,005
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[8,14]	1,415	1,417
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[14]	17,652	17,786
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[14]	4,912	4,925
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[14]	7,476	7,534
		1,946,835
Municipals 0.25% Illinois 0.21%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	28,045	28,328
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	116
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	51,097
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	10,803
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	23,140	22,674
The Income Fund of America — Page 60 of 70

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	USD110	$111
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	100	101
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2028	650	673
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty insured, 5.00% 12/1/2028	800	830
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2029	300	309
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty insured, 5.00% 12/1/2029	550	569
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	222
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2030	200	206
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	100
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2031	350	360
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2032	350	360
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2033	200	205
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	97
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	132
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	363
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	177
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	350	263
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027	1,100	1,116
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	146,720	146,755
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	2,904	3,037
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	3,461	3,636
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	275	295
		272,935
Massachusetts 0.00%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,127
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	27,070	24,001
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,405	21,832
Total municipals		325,895
The Income Fund of America — Page 61 of 70

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.16%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 1.70% 3/2/2031[8]	USD1,700	$1,481
Abu Dhabi (Emirate of) 3.875% 4/16/2050[8]	5,350	4,151
Chile (Republic of) 4.85% 1/22/2029	9,135	9,265
Colombia (Republic of) 7.50% 2/2/2034	9,656	9,429
Colombia (Republic of) 8.00% 11/14/2035	14,314	14,071
Morocco (Kingdom of) 3.00% 12/15/2032[8]	6,000	4,961
Morocco (Kingdom of) 4.00% 12/15/2050[8]	6,000	3,976
OMERS Finance Trust 3.50% 4/19/2032[8]	7,941	7,509
OMERS Finance Trust 4.00% 4/19/2052[8]	7,941	6,226
Panama (Republic of) 7.50% 3/1/2031	4,015	4,176
Panama (Republic of) 2.252% 9/29/2032	8,741	6,409
Panama (Republic of) 8.00% 3/1/2038	3,025	3,139
Panama (Republic of) 4.50% 1/19/2063	2,065	1,263
Peru (Republic of) 1.862% 12/1/2032	8,550	6,751
Peru (Republic of) 5.875% 8/8/2054	3,665	3,484
Peru (Republic of) 2.78% 12/1/2060	12,800	6,841
United Mexican States 6.00% 5/13/2030	4,490	4,612
United Mexican States 2.659% 5/24/2031	9,162	7,805
United Mexican States 4.875% 5/19/2033	3,912	3,609
United Mexican States 3.50% 2/12/2034	17,988	14,763
United Mexican States 6.00% 5/7/2036	58,740	56,095
United Mexican States 6.875% 5/13/2037	13,455	13,636
United Mexican States 7.375% 5/13/2055	6,745	6,704
United Mexican States 3.771% 5/24/2061	5,180	2,965
		203,321
Total bonds, notes & other debt instruments (cost: $31,822,795,000)		31,265,558
Short-term securities 7.91% Money market investments 7.90%	Shares
Capital Group Central Cash Fund 4.28%[2,18]	100,675,892	10,066,582
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.28%[2,18,19]	57,984	5,798
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26%[18,19]	1,186,611	1,187
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22%[18,19]	200,000	200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19%[18,19]	200,000	200
Fidelity Investments Money Market Government Portfolio, Class I 4.22%[18,19]	200,000	200
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20%[18,19]	200,000	200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.24%[18,19]	200,000	200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25%[18,19]	200,000	200
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[18,19]	200,000	200
		8,385
Total short-term securities (cost: $10,075,837,000)		10,074,967
Total investment securities 100.65% (cost: $101,042,177,000)		128,257,582
Other assets less liabilities (0.65)%		(830,979)
Net assets 100.00%		$127,426,603
The Income Fund of America — Page 62 of 70

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	8,980	7/3/2025	USD1,869,173	$3,814
5 Year U.S. Treasury Note Futures	Long	33,558	7/3/2025	3,664,376	35,772
10 Year U.S. Treasury Note Futures	Long	4,805	6/30/2025	539,211	523
10 Year Ultra U.S. Treasury Note Futures	Long	4,372	6/30/2025	501,619	(4,538)
20 Year U.S. Treasury Note Futures	Short	1,225	6/30/2025	(142,866)	237
30 Year Ultra U.S. Treasury Bond Futures	Long	4,976	6/30/2025	602,252	(1,385)
					$34,423
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	81,250	USD	89,693	JPMorgan Chase	5/6/2025	$2,384
EUR	81,250	USD	90,494	UBS AG	5/6/2025	1,584
USD	176,142	EUR	162,500	Goldman Sachs	5/6/2025	(8,013)
						$(4,045)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 4/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.1215%	Annual	1/27/2030	USD80,000	$(2,647)	$—	$(2,647)
SOFR	Annual	4.0585%	Annual	2/5/2030	49,140	(1,495)	—	(1,495)
SOFR	Annual	4.041%	Annual	2/5/2030	110,700	(3,283)	—	(3,283)
SOFR	Annual	3.7045%	Annual	3/13/2030	54,640	(819)	—	(819)
SOFR	Annual	3.797%	Annual	3/31/2030	8,873	(171)	—	(171)
SOFR	Annual	3.794%	Annual	3/31/2030	16,957	(324)	—	(324)
SOFR	Annual	3.796%	Annual	3/31/2030	16,958	(325)	—	(325)
SOFR	Annual	3.7815%	Annual	3/31/2030	33,535	(621)	—	(621)
						$(9,685)	$—	$(9,685)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 4/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.4225%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,190,200	$7,644	$—	$7,644
15.09%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	593,000	6,564	—	6,564
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	514,950	3,669	—	3,669
The Income Fund of America — Page 63 of 70

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 4/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.37%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL412,730	$2,396	$—	$2,396
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	61,361	433	—	433
							$20,706	$—	$20,706
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD140,500	$(5,313)	$(5,272)	$(41)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	313,252	(4,719)	(3,922)	(797)
					$(10,032)	$(9,194)	$(838)
Investments in affiliates2

	Value at 8/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend or interest income (000)
Common stocks 1.48%
Financials 0.07%
Islandsbanki hf.	$75,545	$—	$569	$(96)	$9,419	$84,299	$4,925
Consumer staples 0.01%
Viva Wine Group AB1	19,375	—	—	—	197	19,572	—
Health care 0.04%
Rotech Healthcare, Inc.[3,5,6]	50,336	—	—	—	(2,390)	47,946	—
Information technology 0.16%
Diebold Nixdorf, Inc.[5]	196,917	—	—	—	3,527	200,444	—
Utilities 0.00%
Brookfield Infrastructure Partners, LP20	946,060	—	236,930	(53,833)	13,761	—	29,344
Communication services 1.05%
Publicis Groupe SA	967,526	397,252	—	—	(31,697)	1,333,081	—
Consumer discretionary 0.15%
Domino’s Pizza Group PLC	127,988	—	—	—	(17,858)	110,130	4,363
Puuilo OYJ	60,516	—	—	—	17,896	78,412	1,140
Party City Holdco, Inc.[3,5,8]	273 [4]	—	—	—	(273)[4]	— [4]	—
Party City Holdco, Inc.[3,5]	27,288 [4]	—	—	—	(27,288)[4]	— [4]	—
						188,542
Materials 0.00%
Venator Materials PLC[3,5]	36,351	—	—	—	(29,758)	6,593	—
Total common stocks						1,880,477
The Income Fund of America — Page 64 of 70

unaudited
Investments in affiliates2 (continued)

	Value at 8/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.10%
Consumer discretionary 0.00%
Party City Holdings, Inc. 12.00% PIK 1/11/2029[3,8,9,13]	$28,337	$1,727	$—	$—	$(26,950)	$3,114	$1,073
Information technology 0.10%
Diebold Nixdorf, Inc. 7.75% 3/31/2030[8]	—	125,829	—	—	4,034	129,863	3,243
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 14.25% 8/11/2028[8,11,21]	215,994	—	212,864	5,637	(8,767)	—	10,290
Finastra USA, Inc., Term Loan, 0.50% 9/13/ 2029[6,10,11]	—	—	—	—	—	—	—
						129,863
Total bonds, notes & other debt instruments						132,977
Short-term securities 7.90%
Money market investments 7.90%
Capital Group Central Cash Fund 4.28%[18]	7,436,255	15,249,444	12,618,658	764	(1,223)	10,066,582	246,134
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.28%[18,19]	1,905	3,893 [22]				5,798	— [23]
Total short-term securities						10,072,380
Total 9.48%				$(47,528)	$(97,370)	$12,085,834	$300,512
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources, LLC, Class A3	4/25/2016-11/15/2016	$56,848	$54,082	0.04%
Rotech Healthcare, Inc.[2,3,5]	11/26/2014	19,660	47,946	0.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[10,11]	9/13/2023	32,852	33,557	0.03
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[10,11]	9/13/2023-3/13/2025	278	279	0.00 [24]
Wolfspeed, Inc. 2.00% PIK and 9.88% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[3,9,12]	6/23/2023-3/24/2025	20,192	20,836	0.02
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares[3,9]	9/27/2024	17,700	17,900	0.01
Total		$147,530	$174,600	0.14%

The Income Fund of America — Page 65 of 70

unaudited
[1]	All or a portion of this security was on loan. The total value of all such securities was $256,917,000, which represented 0.20% of the net assets of the fund.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $174,600,000, which represented 0.14% of the net assets of the fund.

[7]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $10,703,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,319,138,000, which represented 11.24% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $812,040,000, which represented 0.64% of the net assets of the fund.

[11]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[12]	Step bond; coupon rate may change at a later date.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Represents securities transacted on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $123,377,000, which represented 0.10% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 4/30/2025.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2025. Refer to the investment portfolio for the security value at 4/30/2025.
[21]	Affiliated issuer during the reporting period but no longer held at 4/30/2025.
[22]	Represents net activity.
[23]	Dividend income is included with securities lending income and is not shown in this table.
[24]	Amount less than 0.01%.
The Income Fund of America — Page 66 of 70

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $5,555,061,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $361,396,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,217,984,000 and $374,193,000, respectively.
The Income Fund of America — Page 67 of 70

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2025, were as follows (dollars in thousands):
The Income Fund of America — Page 68 of 70

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$12,264,096	$5,941,919	$— *	$18,206,015
Consumer staples	8,696,582	2,685,552	—	11,382,134
Health care	6,888,939	2,312,698	47,946	9,249,583
Energy	6,815,674	644,285	59,122	7,519,081
Industrials	3,872,019	3,437,335	—	7,309,354
Information technology	5,352,164	1,690,974	—	7,043,138
Utilities	4,157,210	1,527,041	—	5,684,251
Communication services	2,634,243	2,912,939	—	5,547,182
Consumer discretionary	3,851,507	1,583,842	21,159	5,456,508
Materials	3,774,255	505,706	6,593	4,286,554
Real estate	3,597,763	166,136	—	3,763,899
Preferred securities	349,034	—	22,608	371,642
Rights & warrants	—	—	— *	— *
Convertible stocks	1,079,577	—	—	1,079,577
Convertible bonds & notes	—	18,139	—	18,139
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	20,668,039	85,735	20,753,774
Mortgage-backed obligations	—	5,620,572	19,966	5,640,538
U.S. Treasury bonds & notes	—	2,395,195	—	2,395,195
Asset-backed obligations	—	1,936,465	10,370	1,946,835
Municipals	—	325,895	—	325,895
Bonds & notes of governments & government agencies outside the U.S.	—	203,321	—	203,321
Short-term securities	10,074,967	—	—	10,074,967
Total	$73,408,030	$54,576,053	$273,499	$128,257,582

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$40,346	$—	$—	$40,346
Unrealized appreciation on open forward currency contracts	—	3,968	—	3,968
Unrealized appreciation on bilateral interest rate swaps	—	20,706	—	20,706
Liabilities:
Unrealized depreciation on futures contracts	(5,923)	—	—	(5,923)
Unrealized depreciation on open forward currency contracts	—	(8,013)	—	(8,013)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,685)	—	(9,685)
Unrealized depreciation on centrally cleared credit default swaps	—	(838)	—	(838)
Total	$34,423	$6,138	$—	$40,561
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Income Fund of America — Page 69 of 70

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-006-0625
The Income Fund of America — Page 70 of 70